2023 Annual Report

RiverSource of New York Variable Annuity Account

This wrapper contains financial statements provided for owners of:

•	RiverSource® Retirement Advisor Advantage Variable Annuity

•	RiverSource® Retirement Advisor Select Variable Annuity

•	RiverSource® Retirement Advisor Variable Annuity

•	RiverSource® Flexible Portfolio Annuity

This Annual Report contains financial information for all the subaccounts of RiverSource of New York Variable Annuity Account. Not all subaccounts of RiverSource of New York Variable Annuity Account apply to your specific contract.

ANN9124_12_C01_(05/24)	Issued by: RiverSource Life Insurance Co. of New York

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

THE CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2024

We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	1

Statement of Assets and Liabilities

December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value(1),(2)	$714,329	$3,634,482	$10,229,156	$4,743,634	$447,989
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	5,427	—	193	—
Receivable for share redemptions	667	2,513	9,352	3,316	328
Total assets	714,996	3,642,422	10,238,508	4,747,143	448,317

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	667	2,512	8,736	3,316	328
Contract terminations	—	1	616	—	—
Payable for investments purchased	—	5,427	—	193	—
Total liabilities	667	7,940	9,352	3,509	328
Net assets applicable to contracts in accumulation period	712,821	3,628,605	10,203,346	4,741,868	446,305
Net assets applicable to contracts in payment period	—	5,877	21,074	—	—
Net assets applicable to seed money	1,508	—	4,736	1,766	1,684
Total net assets	$714,329	$3,634,482	$10,229,156	$4,743,634	$447,989
(1) Investment shares	80,262	247,076	152,765	164,824	14,428
(2) Investments, at cost	$848,252	$3,629,814	$9,558,626	$4,309,346	$382,855

December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$2,385,922	$894,141	$2,553,302	$4,170,139	$2,021,816
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	37	62	167	738	10
Receivable for share redemptions	1,595	645	2,125	3,238	1,696
Total assets	2,387,554	894,848	2,555,594	4,174,115	2,023,522

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,595	645	1,939	3,235	1,696
Contract terminations	—	—	186	3	—
Payable for investments purchased	37	62	167	738	10
Total liabilities	1,632	707	2,292	3,976	1,706
Net assets applicable to contracts in accumulation period	2,385,922	878,986	2,468,064	4,168,673	2,019,486
Net assets applicable to contracts in payment period	—	14,988	82,610	—	—
Net assets applicable to seed money	—	167	2,628	1,466	2,330
Total net assets	$2,385,922	$894,141	$2,553,302	$4,170,139	$2,021,816
(1) Investment shares	127,726	456,195	98,242	530,552	186,859
(2) Investments, at cost	$2,171,592	$1,255,057	$2,302,283	$5,324,776	$1,651,089

See accompanying notes to financial statements.

2	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Assets
Investments, at fair value(1),(2)	$160,766	$739,039	$2,522,206	$2,825,091	$495,836
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	447	—	—
Receivable for share redemptions	130	509	2,000	2,439	335
Total assets	160,896	739,548	2,524,653	2,827,530	496,171

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	130	509	1,971	2,121	335
Contract terminations	—	—	29	318	—
Payable for investments purchased	—	—	447	—	—
Total liabilities	130	509	2,447	2,439	335
Net assets applicable to contracts in accumulation period	160,766	734,830	2,521,376	2,824,665	495,836
Net assets applicable to contracts in payment period	—	3,134	—	—	—
Net assets applicable to seed money	—	1,075	830	426	—
Total net assets	$160,766	$739,039	$2,522,206	$2,825,091	$495,836
(1) Investment shares	15,195	69,985	129,543	114,562	40,676
(2) Investments, at cost	$140,364	$676,579	$2,424,631	$2,219,614	$353,241

December 31, 2023 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP EAFE Intl Index, Cl F
Assets
Investments, at fair value(1),(2)	$13,591,683	$293,185	$6,170,764	$64,422	$352,347
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	452	—	275	—	—
Receivable for share redemptions	11,422	225	5,161	53	292
Total assets	13,603,557	293,410	6,176,200	64,475	352,639

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	11,035	225	5,077	53	292
Contract terminations	387	—	84	—	—
Payable for investments purchased	452	—	275	—	—
Total liabilities	11,874	225	5,436	53	292
Net assets applicable to contracts in accumulation period	13,555,555	292,215	6,087,626	61,581	346,910
Net assets applicable to contracts in payment period	34,495	—	82,134	—	—
Net assets applicable to seed money	1,633	970	1,004	2,841	5,437
Total net assets	$13,591,683	$293,185	$6,170,764	$64,422	$352,347
(1) Investment shares	1,113,160	29,615	473,581	1,462	3,725
(2) Investments, at cost	$11,375,611	$260,171	$7,027,302	$60,089	$317,985

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	3

Statement of Assets and Liabilities

December 31, 2023 (continued)	Calvert VP Nasdaq 100 Index, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$2,114,426	$506,775	$314,805	$1,948,989	$471,751
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	88
Receivable for share redemptions	1,606	426	236	1,239	335
Total assets	2,116,032	507,201	315,041	1,950,228	472,174

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,584	426	236	1,239	335
Contract terminations	22	—	—	—	—
Payable for investments purchased	—	—	—	—	88
Total liabilities	1,606	426	236	1,239	423
Net assets applicable to contracts in accumulation period	2,109,469	503,137	313,845	1,948,853	471,366
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	4,957	3,638	960	136	385
Total net assets	$2,114,426	$506,775	$314,805	$1,948,989	$471,751
(1) Investment shares	15,140	6,426	133,960	822,358	17,249
(2) Investments, at cost	$1,672,503	$470,079	$291,996	$1,734,859	$448,120

December 31, 2023 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Assets
Investments, at fair value(1),(2)	$12,875,516	$49,684,729	$658,204	$6,034,466	$3,181,537
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	115,757	7,612	—	—	133,794
Receivable for share redemptions	10,672	42,701	537	7,842	2,626
Total assets	13,001,945	49,735,042	658,741	6,042,308	3,317,957

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	10,672	42,579	537	5,128	2,626
Contract terminations	—	122	—	2,714	—
Payable for investments purchased	115,757	7,612	—	—	133,794
Total liabilities	126,429	50,313	537	7,842	136,420
Net assets applicable to contracts in accumulation period	12,875,331	49,543,746	656,149	6,033,959	3,180,456
Net assets applicable to contracts in payment period	—	140,620	—	—	—
Net assets applicable to seed money	185	363	2,055	507	1,081
Total net assets	$12,875,516	$49,684,729	$658,204	$6,034,466	$3,181,537
(1) Investment shares	308,988	1,177,363	179,347	141,921	36,730
(2) Investments, at cost	$11,803,649	$33,699,844	$853,234	$3,590,208	$2,319,341

See accompanying notes to financial statements.

4	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Assets
Investments, at fair value(1),(2)	$17,906,251	$5,830,278	$19,916,112	$1,084,456	$2,565,820
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	48	2,033	2	185
Receivable for share redemptions	16,317	5,079	15,634	877	2,130
Total assets	17,922,568	5,835,405	19,933,779	1,085,335	2,568,135

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	15,519	5,075	15,488	877	2,128
Contract terminations	798	4	146	—	2
Payable for investments purchased	—	48	2,033	2	185
Total liabilities	16,317	5,127	17,667	879	2,315
Net assets applicable to contracts in accumulation period	17,821,053	5,829,827	19,721,267	1,083,445	2,564,645
Net assets applicable to contracts in payment period	84,487	—	194,845	—	—
Net assets applicable to seed money	711	451	—	1,011	1,175
Total net assets	$17,906,251	$5,830,278	$19,916,112	$1,084,456	$2,565,820
(1) Investment shares	203,388	153,833	516,497	138,147	266,717
(2) Investments, at cost	$5,458,910	$4,697,533	$7,506,280	$1,282,531	$3,857,472

December 31, 2023 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$4,052,503	$1,090,791	$2,469,210	$16,426,054	$7,553,882
Dividends receivable	—	—	—	2,175	1,018
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,692	—	320	12	38
Receivable for share redemptions	3,264	967	1,884	162,820	9,393
Total assets	4,059,459	1,091,758	2,471,414	16,591,061	7,564,331

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,251	967	1,884	12,820	5,773
Contract terminations	13	—	—	150,000	3,621
Payable for investments purchased	3,692	—	320	12	38
Total liabilities	6,956	967	2,204	162,832	9,432
Net assets applicable to contracts in accumulation period	4,010,346	1,089,753	2,461,424	16,407,591	7,540,556
Net assets applicable to contracts in payment period	42,157	—	7,692	—	14,342
Net assets applicable to seed money	—	1,038	94	20,638	1
Total net assets	$4,052,503	$1,090,791	$2,469,210	$16,428,229	$7,554,899
(1) Investment shares	415,641	142,587	319,019	16,426,054	7,553,882
(2) Investments, at cost	$5,400,191	$1,190,164	$3,128,129	$16,426,052	$7,553,823

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	5

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$4,478,505	$5,298,350	$3,757,141	$4,263,405	$6,040,721
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	10	542	99	654	—
Receivable for share redemptions	3,736	4,215	3,139	3,212	5,034
Total assets	4,482,251	5,303,107	3,760,379	4,267,271	6,045,755

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,736	4,204	3,139	3,193	5,023
Contract terminations	—	11	—	19	11
Payable for investments purchased	10	542	99	654	—
Total liabilities	3,746	4,757	3,238	3,866	5,034
Net assets applicable to contracts in accumulation period	4,477,296	5,264,249	3,755,771	4,248,272	6,039,810
Net assets applicable to contracts in payment period	—	34,099	—	15,133	—
Net assets applicable to seed money	1,209	2	1,370	—	911
Total net assets	$4,478,505	$5,298,350	$3,757,141	$4,263,405	$6,040,721
(1) Investment shares	742,704	870,008	596,372	666,157	706,517
(2) Investments, at cost	$4,695,778	$5,713,450	$4,209,314	$5,238,478	$6,912,313

December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$10,923,998	$7,517,940	$4,309,905	$20,353,028	$73,880,087
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,283	18,000	412	—	1,375
Receivable for share redemptions	8,507	6,359	27,456	16,242	80,682
Total assets	10,933,788	7,542,299	4,337,773	20,369,270	73,962,144

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,451	6,359	2,975	16,103	58,724
Contract terminations	56	—	24,481	139	21,958
Payable for investments purchased	1,283	18,000	412	—	1,375
Total liabilities	9,790	24,359	27,868	16,242	82,057
Net assets applicable to contracts in accumulation period	10,880,641	7,517,401	4,309,568	20,352,893	73,879,703
Net assets applicable to contracts in payment period	43,356	—	—	—	—
Net assets applicable to seed money	1	539	337	135	384
Total net assets	$10,923,998	$7,517,940	$4,309,905	$20,353,028	$73,880,087
(1) Investment shares	1,270,232	208,716	117,500	520,006	1,857,684
(2) Investments, at cost	$13,133,143	$5,345,860	$1,468,338	$17,906,562	$44,217,211

See accompanying notes to financial statements.

6	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$3,846,560	$1,387,529	$1,091,693	$2,949,760	$228,051
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,570	—	—	505	—
Receivable for share redemptions	3,081	1,063	947	2,534	100
Total assets	3,852,211	1,388,592	1,092,640	2,952,799	228,151

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,081	1,063	945	2,518	100
Contract terminations	—	—	2	16	—
Payable for investments purchased	2,570	—	—	505	—
Total liabilities	5,651	1,063	947	3,039	100
Net assets applicable to contracts in accumulation period	3,845,566	1,386,564	1,090,055	2,928,592	227,634
Net assets applicable to contracts in payment period	—	—	—	21,168	—
Net assets applicable to seed money	994	965	1,638	—	417
Total net assets	$3,846,560	$1,387,529	$1,091,693	$2,949,760	$228,051
(1) Investment shares	407,907	176,082	82,579	221,786	12,208
(2) Investments, at cost	$3,908,912	$1,626,681	$1,097,901	$2,761,193	$220,003

December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$3,905,366	$793,494	$2,408,592	$3,329,147	$2,768,446
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	7	—	12	1
Receivable for share redemptions	3,306	692	2,099	2,993	2,366
Total assets	3,908,672	794,193	2,410,691	3,332,152	2,770,813

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,306	619	2,096	2,940	2,363
Contract terminations	—	73	3	53	3
Payable for investments purchased	—	7	—	12	1
Total liabilities	3,306	699	2,099	3,005	2,367
Net assets applicable to contracts in accumulation period	3,904,920	793,036	2,408,083	3,298,512	2,767,878
Net assets applicable to contracts in payment period	—	—	—	30,150	—
Net assets applicable to seed money	446	458	509	485	568
Total net assets	$3,905,366	$793,494	$2,408,592	$3,329,147	$2,768,446
(1) Investment shares	104,310	20,865	54,853	74,594	77,548
(2) Investments, at cost	$3,277,524	$496,674	$2,040,642	$1,323,399	$2,204,625

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	7

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$1,705,627	$1,392,463	$1,419,055	$536,914	$30,030
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	744	—	—
Receivable for share redemptions	1,304	1,231	985	380	23
Total assets	1,706,931	1,393,694	1,420,784	537,294	30,053

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,268	1,217	957	380	23
Contract terminations	36	14	28	—	—
Payable for investments purchased	—	—	744	—	—
Total liabilities	1,304	1,231	1,729	380	23
Net assets applicable to contracts in accumulation period	1,705,582	1,391,917	1,417,215	535,188	28,677
Net assets applicable to contracts in payment period	—	—	1,635	—	—
Net assets applicable to seed money	45	546	205	1,726	1,353
Total net assets	$1,705,627	$1,392,463	$1,419,055	$536,914	$30,030
(1) Investment shares	47,039	41,715	41,786	22,205	2,344
(2) Investments, at cost	$698,302	$1,151,541	$739,604	$432,090	$28,137

December 31, 2023 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$4,011,703	$1,369,764	$2,161,063	$440,387	$1,580,880
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	778	439	793	—
Receivable for share redemptions	3,580	1,143	1,511	309	1,398
Total assets	4,015,283	1,371,685	2,163,013	441,489	1,582,278

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,580	1,143	1,511	309	1,398
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	778	439	793	—
Total liabilities	3,580	1,921	1,950	1,102	1,398
Net assets applicable to contracts in accumulation period	4,010,659	1,368,663	2,161,063	440,387	1,579,646
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,044	1,101	—	—	1,234
Total net assets	$4,011,703	$1,369,764	$2,161,063	$440,387	$1,580,880
(1) Investment shares	1,099,097	153,733	242,000	24,923	172,963
(2) Investments, at cost	$4,391,507	$1,532,315	$2,495,414	$710,255	$1,808,157

See accompanying notes to financial statements.

8	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$1,431,228	$2,413,499	$1,131,631	$4,911,732	$1,262,646
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	24	3,491	—	321	—
Receivable for share redemptions	1,204	1,782	1,001	4,019	1,065
Total assets	1,432,456	2,418,772	1,132,632	4,916,072	1,263,711

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,204	1,782	925	4,019	1,065
Contract terminations	—	—	76	—	—
Payable for investments purchased	24	3,491	—	321	—
Total liabilities	1,228	5,273	1,001	4,340	1,065
Net assets applicable to contracts in accumulation period	1,430,187	2,413,364	1,130,279	4,911,081	1,261,769
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,041	135	1,352	651	877
Total net assets	$1,431,228	$2,413,499	$1,131,631	$4,911,732	$1,262,646
(1) Investment shares	326,764	539,933	180,196	132,178	28,216
(2) Investments, at cost	$1,797,585	$3,380,131	$1,432,261	$3,682,546	$1,216,589

December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Assets
Investments, at fair value(1),(2)	$5,252,785	$2,611,800	$4,162,716	$2,224,510	$6,128,825
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	18,000	—	—	34
Receivable for share redemptions	9,417	5,442	3,518	1,652	5,063
Total assets	5,262,202	2,635,242	4,166,234	2,226,162	6,133,922

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,958	2,261	3,518	1,652	5,063
Contract terminations	5,459	3,181	—	—	—
Payable for investments purchased	—	18,000	—	—	34
Total liabilities	9,417	23,442	3,518	1,652	5,097
Net assets applicable to contracts in accumulation period	5,252,757	2,610,237	4,162,122	2,223,546	6,128,271
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	28	1,563	594	964	554
Total net assets	$5,252,785	$2,611,800	$4,162,716	$2,224,510	$6,128,825
(1) Investment shares	89,015	45,773	122,758	237,408	137,202
(2) Investments, at cost	$2,115,504	$1,816,547	$3,258,476	$2,349,492	$4,333,898

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	9

Statement of Assets and Liabilities

December 31, 2023 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl	Del VIP Intl, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,055,484	$1,272,171	$573,972	$95,660	$66,404
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	803	1,435	466	75	41
Total assets	1,056,287	1,273,606	574,438	95,735	66,445

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	803	1,046	466	75	41
Contract terminations	—	389	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	803	1,435	466	75	41
Net assets applicable to contracts in accumulation period	1,053,510	1,271,601	572,648	94,458	65,193
Net assets applicable to contracts in payment period	1,419	—	—	—	—
Net assets applicable to seed money	555	570	1,324	1,202	1,211
Total net assets	$1,055,484	$1,272,171	$573,972	$95,660	$66,404
(1) Investment shares	23,223	29,476	65,522	17,021	3,981
(2) Investments, at cost	$599,014	$743,256	$621,767	$89,780	$63,818

December 31, 2023 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$838,122	$5,119,367	$42,053,541	$46,491	$425,857
Dividends receivable	—	36,011	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	130	85	—	—
Receivable for share redemptions	729	3,974	36,501	45	321
Total assets	838,851	5,159,482	42,090,127	46,536	426,178

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	729	3,952	34,124	45	321
Contract terminations	—	22	2,377	—	—
Payable for investments purchased	—	36,141	85	—	—
Total liabilities	729	40,115	36,586	45	321
Net assets applicable to contracts in accumulation period	836,874	5,098,931	42,051,426	45,426	424,585
Net assets applicable to contracts in payment period	—	4,775	—	—	—
Net assets applicable to seed money	1,248	15,661	2,115	1,065	1,272
Total net assets	$838,122	$5,119,367	$42,053,541	$46,491	$425,857
(1) Investment shares	65,890	591,834	898,004	4,394	17,318
(2) Investments, at cost	$875,523	$5,267,846	$34,314,209	$42,993	$443,222

See accompanying notes to financial statements.

10	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$826,940	$7,646,412	$668,400	$189,584	$1,334,802
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	18,000	15,000	—
Receivable for share redemptions	567	5,640	501	137	952
Total assets	827,507	7,652,052	686,901	204,721	1,335,754

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	567	5,601	501	137	952
Contract terminations	—	39	—	—	—
Payable for investments purchased	—	—	18,000	15,000	—
Total liabilities	567	5,640	18,501	15,137	952
Net assets applicable to contracts in accumulation period	826,940	7,474,384	666,102	188,549	1,334,058
Net assets applicable to contracts in payment period	—	170,554	—	—	—
Net assets applicable to seed money	—	1,474	2,298	1,035	744
Total net assets	$826,940	$7,646,412	$668,400	$189,584	$1,334,802
(1) Investment shares	30,983	292,742	11,526	9,054	123,364
(2) Investments, at cost	$582,690	$5,421,352	$557,266	$166,850	$1,311,603

December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$1,625,242	$24,436,367	$209,014	$2,332,892	$9,249,799
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	8	—	48	293
Receivable for share redemptions	6,417	19,877	4,717	2,471	7,569
Total assets	1,631,659	24,456,252	213,731	2,335,411	9,257,661

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,126	18,828	146	1,678	7,564
Contract terminations	5,291	1,049	4,571	793	5
Payable for investments purchased	—	8	—	48	293
Total liabilities	6,417	19,885	4,717	2,519	7,862
Net assets applicable to contracts in accumulation period	1,625,242	24,386,693	209,014	2,332,703	9,248,955
Net assets applicable to contracts in payment period	—	47,870	—	65	—
Net assets applicable to seed money	—	1,804	—	124	844
Total net assets	$1,625,242	$24,436,367	$209,014	$2,332,892	$9,249,799
(1) Investment shares	45,259	704,421	8,139	91,450	893,700
(2) Investments, at cost	$1,417,643	$23,172,826	$161,456	$1,828,175	$9,920,890

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	11

Statement of Assets and Liabilities

December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$2,066,562	$4,573,952	$715,860	$31,285	$7,816,731
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	16
Receivable for share redemptions	2,701	4,086	580	26	10,073
Total assets	2,069,263	4,578,038	716,440	31,311	7,826,820

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,430	4,043	580	26	6,228
Contract terminations	1,271	43	—	—	3,845
Payable for investments purchased	—	—	—	—	16
Total liabilities	2,701	4,086	580	26	10,089
Net assets applicable to contracts in accumulation period	2,010,087	4,572,856	715,014	29,919	7,815,485
Net assets applicable to contracts in payment period	56,475	—	—	—	—
Net assets applicable to seed money	—	1,096	846	1,366	1,246
Total net assets	$2,066,562	$4,573,952	$715,860	$31,285	$7,816,731
(1) Investment shares	164,666	322,109	48,798	1,648	509,898
(2) Investments, at cost	$2,547,171	$4,814,905	$731,397	$30,621	$8,618,325

December 31, 2023 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Assets
Investments, at fair value(1),(2)	$7,578,688	$408,236	$6,555,625	$595,281	$94,830
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	447	—	3	—	—
Receivable for share redemptions	6,162	378	7,059	515	79
Total assets	7,585,297	408,614	6,562,687	595,796	94,909

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,941	378	4,584	515	79
Contract terminations	221	—	2,475	—	—
Payable for investments purchased	447	—	3	—	—
Total liabilities	6,609	378	7,062	515	79
Net assets applicable to contracts in accumulation period	7,567,741	407,204	6,488,600	594,190	93,686
Net assets applicable to contracts in payment period	9,191	—	67,025	—	—
Net assets applicable to seed money	1,756	1,032	—	1,091	1,144
Total net assets	$7,578,688	$408,236	$6,555,625	$595,281	$94,830
(1) Investment shares	571,114	29,412	409,471	67,340	10,667
(2) Investments, at cost	$8,377,036	$381,558	$6,392,694	$623,912	$97,097

See accompanying notes to financial statements.

12	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$163,587	$119,190	$3,692,790	$252,388	$1,850,566
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	113	101	3,117	165	3,590
Total assets	163,700	119,291	3,695,907	252,553	1,854,156

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	113	96	2,711	165	1,324
Contract terminations	—	5	406	—	2,266
Payable for investments purchased	—	—	—	—	—
Total liabilities	113	101	3,117	165	3,590
Net assets applicable to contracts in accumulation period	163,587	118,232	3,673,342	252,388	1,848,537
Net assets applicable to contracts in payment period	—	—	19,344	—	—
Net assets applicable to seed money	—	958	104	—	2,029
Total net assets	$163,587	$119,190	$3,692,790	$252,388	$1,850,566
(1) Investment shares	13,321	9,834	189,083	4,281	34,779
(2) Investments, at cost	$163,933	$106,951	$3,145,997	$224,008	$1,758,406

December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$1,323,368	$4,181,883	$5,424,654	$421,924	$677,733
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	128	33	—	—	408
Receivable for share redemptions	1,188	3,108	5,560	374	438
Total assets	1,324,684	4,185,024	5,430,214	422,298	678,579

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,188	3,017	5,398	374	438
Contract terminations	—	91	162	—	—
Payable for investments purchased	128	33	—	—	408
Total liabilities	1,316	3,141	5,560	374	846
Net assets applicable to contracts in accumulation period	1,321,911	4,180,908	5,400,989	421,110	677,733
Net assets applicable to contracts in payment period	—	—	23,665	—	—
Net assets applicable to seed money	1,457	975	—	814	—
Total net assets	$1,323,368	$4,181,883	$5,424,654	$421,924	$677,733
(1) Investment shares	156,058	213,579	185,205	74,413	10,790
(2) Investments, at cost	$1,527,580	$3,359,666	$5,134,396	$411,129	$807,057

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	13

Statement of Assets and Liabilities

December 31, 2023 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Assets
Investments, at fair value(1),(2)	$419,232	$706,637	$283,441	$1,945,782	$7,898,973
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	321	602	215	1,490	8,691
Total assets	419,553	707,239	283,656	1,947,272	7,907,664

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	321	543	215	1,411	6,389
Contract terminations	—	59	—	79	2,302
Payable for investments purchased	—	—	—	—	—
Total liabilities	321	602	215	1,490	8,691
Net assets applicable to contracts in accumulation period	418,492	706,637	283,441	1,935,112	7,896,281
Net assets applicable to contracts in payment period	—	—	—	10,280	—
Net assets applicable to seed money	740	—	—	390	2,692
Total net assets	$419,232	$706,637	$283,441	$1,945,782	$7,898,973
(1) Investment shares	7,762	29,152	11,815	58,135	222,506
(2) Investments, at cost	$521,913	$650,928	$267,713	$1,871,984	$8,198,844

December 31, 2023 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$6,451,160	$1,333,730	$159,613	$6,253,621	$1,224,872
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,395	4,080	—	—	—
Receivable for share redemptions	4,874	1,037	120	6,858	1,246
Total assets	6,457,429	1,338,847	159,733	6,260,479	1,226,118

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,874	1,037	120	5,207	832
Contract terminations	—	—	—	1,651	414
Payable for investments purchased	1,395	4,080	—	—	—
Total liabilities	6,269	5,117	120	6,858	1,246
Net assets applicable to contracts in accumulation period	6,450,442	1,326,129	159,248	6,251,456	1,224,872
Net assets applicable to contracts in payment period	—	7,468	—	—	—
Net assets applicable to seed money	718	133	365	2,165	—
Total net assets	$6,451,160	$1,333,730	$159,613	$6,253,621	$1,224,872
(1) Investment shares	1,459,538	56,086	8,982	237,780	66,209
(2) Investments, at cost	$7,487,205	$1,438,963	$203,199	$5,529,434	$1,275,106

See accompanying notes to financial statements.

14	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Assets
Investments, at fair value(1),(2)	$502,057	$17,021,798	$472,295	$2,141,245	$176,475
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	53	—	49	—
Receivable for share redemptions	324	15,456	6,625	1,783	134
Total assets	502,381	17,037,307	478,920	2,143,077	176,609

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	324	15,454	324	1,772	134
Contract terminations	—	2	6,301	11	—
Payable for investments purchased	—	53	—	49	—
Total liabilities	324	15,509	6,625	1,832	134
Net assets applicable to contracts in accumulation period	500,669	17,019,660	472,295	2,140,419	173,452
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,388	2,138	—	826	3,023
Total net assets	$502,057	$17,021,798	$472,295	$2,141,245	$176,475
(1) Investment shares	31,656	354,252	6,908	191,868	4,153
(2) Investments, at cost	$422,164	$15,385,924	$369,604	$2,333,794	$154,390

December 31, 2023 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$1,216,945	$1,132,782	$3,112,243	$14,356	$1,044,602
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	15,000	—	—	—	—
Receivable for share redemptions	5,182	839	2,753	13	989
Total assets	1,237,127	1,133,621	3,114,996	14,369	1,045,591

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	790	773	2,528	13	989
Contract terminations	4,392	66	225	—	—
Payable for investments purchased	15,000	—	—	—	—
Total liabilities	20,182	839	2,753	13	989
Net assets applicable to contracts in accumulation period	1,216,199	1,130,861	3,108,444	12,590	1,042,993
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	746	1,921	3,799	1,766	1,609
Total net assets	$1,216,945	$1,132,782	$3,112,243	$14,356	$1,044,602
(1) Investment shares	75,775	28,263	72,277	689	87,195
(2) Investments, at cost	$861,281	$1,000,928	$2,434,749	$13,617	$1,078,200

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	15

Statement of Assets and Liabilities

December 31, 2023 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl
Assets
Investments, at fair value(1),(2)	$558,757	$370,014	$179,554	$121,787	$127,633
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	395	316	149	97	108
Total assets	559,152	370,330	179,703	121,884	127,741

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	395	311	149	97	106
Contract terminations	—	5	—	—	2
Payable for investments purchased	—	—	—	—	—
Total liabilities	395	316	149	97	108
Net assets applicable to contracts in accumulation period	557,856	369,025	177,911	120,719	126,490
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	901	989	1,643	1,068	1,143
Total net assets	$558,757	$370,014	$179,554	$121,787	$127,633
(1) Investment shares	54,143	28,397	4,856	7,645	8,845
(2) Investments, at cost	$569,372	$377,300	$156,444	$118,033	$117,011

December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Assets
Investments, at fair value(1),(2)	$3,435,842	$1,484,171	$31,962	$6,055,262	$3,997,962
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	48	—	660	15,073
Receivable for share redemptions	2,666	12,882	24	4,871	7,510
Total assets	3,438,508	1,497,101	31,986	6,060,793	4,020,545

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,530	1,015	24	4,861	3,287
Contract terminations	136	11,867	—	10	4,223
Payable for investments purchased	—	48	—	660	15,073
Total liabilities	2,666	12,930	24	5,531	22,583
Net assets applicable to contracts in accumulation period	3,435,676	1,484,099	30,690	6,053,476	3,995,832
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	166	72	1,272	1,786	2,130
Total net assets	$3,435,842	$1,484,171	$31,962	$6,055,262	$3,997,962
(1) Investment shares	155,468	146,948	1,922	191,987	987,151
(2) Investments, at cost	$3,064,810	$2,038,271	$30,652	$6,167,300	$8,195,541

See accompanying notes to financial statements.

16	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$507,847	$550,678	$1,302,515	$231,355	$3,146,876
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	463	—	—	756
Receivable for share redemptions	449	581	1,109	191	2,451
Total assets	508,296	551,722	1,303,624	231,546	3,150,083

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	370	414	1,109	191	2,451
Contract terminations	79	167	—	—	—
Payable for investments purchased	—	463	—	—	756
Total liabilities	449	1,044	1,109	191	3,207
Net assets applicable to contracts in accumulation period	507,793	550,523	1,299,155	229,706	3,145,669
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	54	155	3,360	1,649	1,207
Total net assets	$507,847	$550,678	$1,302,515	$231,355	$3,146,876
(1) Investment shares	67,354	76,589	38,893	24,534	342,052
(2) Investments, at cost	$592,501	$651,749	$1,055,416	$230,886	$3,552,742

December 31, 2023 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Assets
Investments, at fair value(1),(2)	$271,830	$7,368,876	$1,336,019	$448,092	$30,571
Dividends receivable	—	20,527	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	882	—	—	—
Receivable for share redemptions	234	6,047	1,095	293	27
Total assets	272,064	7,396,332	1,337,114	448,385	30,598

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	234	6,048	975	293	27
Contract terminations	—	—	120	—	—
Payable for investments purchased	—	21,408	—	—	—
Total liabilities	234	27,456	1,095	293	27
Net assets applicable to contracts in accumulation period	270,113	7,347,013	1,335,124	444,381	29,266
Net assets applicable to contracts in payment period	—	—	—	3,410	—
Net assets applicable to seed money	1,717	21,863	895	301	1,305
Total net assets	$271,830	$7,368,876	$1,336,019	$448,092	$30,571
(1) Investment shares	28,918	802,710	82,369	29,345	2,600
(2) Investments, at cost	$324,398	$8,370,865	$1,230,187	$388,731	$27,239

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	17

Statement of Assets and Liabilities

December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$598,026	$11,551	$6,689,508	$930,242	$319,083
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	555	11	6,721	929	5,093
Total assets	598,581	11,562	6,696,229	931,171	324,176

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	550	11	6,652	633	231
Contract terminations	5	—	69	296	4,862
Payable for investments purchased	—	—	—	—	—
Total liabilities	555	11	6,721	929	5,093
Net assets applicable to contracts in accumulation period	596,363	10,248	6,645,166	927,679	319,083
Net assets applicable to contracts in payment period	—	—	44,342	—	—
Net assets applicable to seed money	1,663	1,303	—	2,563	—
Total net assets	$598,026	$11,551	$6,689,508	$930,242	$319,083
(1) Investment shares	20,750	782	161,699	23,491	34,796
(2) Investments, at cost	$560,445	$9,729	$5,244,435	$762,417	$325,207

December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$1,290,008	$534,916	$948,227	$38,376,466	$36,000,457
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	380	—	12	3,584	400
Receivable for share redemptions	1,108	379	774	30,617	29,246
Total assets	1,291,496	535,295	949,013	38,410,667	36,030,103

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,108	379	774	30,587	26,480
Contract terminations	—	—	—	30	2,766
Payable for investments purchased	380	—	12	3,584	400
Total liabilities	1,488	379	786	34,201	29,646
Net assets applicable to contracts in accumulation period	1,289,168	534,916	946,326	38,376,148	36,000,457
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	840	—	1,901	318	—
Total net assets	$1,290,008	$534,916	$948,227	$38,376,466	$36,000,457
(1) Investment shares	100,468	22,987	113,154	1,365,225	1,278,879
(2) Investments, at cost	$1,537,387	$396,824	$964,812	$24,930,023	$16,965,162

See accompanying notes to financial statements.

18	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$25,119,876	$20,855,447	$9,266,349	$31,479,853	$39,367,773
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,438	400	—	—	—
Receivable for share redemptions	36,204	17,714	7,301	24,924	77,305
Total assets	25,157,518	20,873,561	9,273,650	31,504,777	39,445,078

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	20,930	16,805	7,301	24,868	32,406
Contract terminations	15,274	909	—	56	44,899
Payable for investments purchased	1,438	400	—	—	—
Total liabilities	37,642	18,114	7,301	24,924	77,305
Net assets applicable to contracts in accumulation period	25,119,164	20,855,364	9,265,926	31,479,410	39,367,502
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	712	83	423	443	271
Total net assets	$25,119,876	$20,855,447	$9,266,349	$31,479,853	$39,367,773
(1) Investment shares	1,633,282	1,356,893	733,097	2,232,614	3,087,668
(2) Investments, at cost	$22,634,006	$17,632,520	$7,984,593	$27,515,646	$37,172,570

December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$74,787,741	$584,260,375	$828,768,870	$409,453,401	$320,952,269
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	4,182	5,717
Receivable for share redemptions	79,646	505,461	726,583	495,005	295,565
Total assets	74,867,387	584,765,836	829,495,453	409,952,588	321,253,551

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	62,023	462,151	675,252	333,513	243,196
Contract terminations	17,623	43,310	51,331	161,492	52,369
Payable for investments purchased	—	—	—	4,182	5,717
Total liabilities	79,646	505,461	726,583	499,187	301,282
Net assets applicable to contracts in accumulation period	74,787,427	584,260,122	828,768,722	409,244,957	320,952,269
Net assets applicable to contracts in payment period	—	—	—	208,213	—
Net assets applicable to seed money	314	253	148	231	—
Total net assets	$74,787,741	$584,260,375	$828,768,870	$409,453,401	$320,952,269
(1) Investment shares	5,300,336	33,968,626	48,437,690	19,097,640	14,948,871
(2) Investments, at cost	$64,280,293	$427,955,707	$597,737,374	$277,713,179	$172,158,680
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	19

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$149,960,178	$90,878,217	$64,998,263	$53,039,228	$1,434,137
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,355	105	1,025	75	—
Receivable for share redemptions	123,936	70,070	64,409	45,380	1,206
Total assets	150,087,469	90,948,392	65,063,697	53,084,683	1,435,343

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	120,723	68,626	53,822	40,919	1,206
Contract terminations	3,213	1,444	10,587	4,461	—
Payable for investments purchased	3,355	105	1,025	75	—
Total liabilities	127,291	70,175	65,434	45,455	1,206
Net assets applicable to contracts in accumulation period	149,869,642	90,878,165	64,809,489	53,039,203	1,432,754
Net assets applicable to contracts in payment period	90,284	—	188,175	—	—
Net assets applicable to seed money	252	52	599	25	1,383
Total net assets	$149,960,178	$90,878,217	$64,998,263	$53,039,228	$1,434,137
(1) Investment shares	6,108,358	3,695,739	3,591,064	2,925,495	148,155
(2) Investments, at cost	$97,102,364	$45,535,247	$50,096,224	$34,355,027	$1,567,186

December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Assets
Investments, at fair value(1),(2)	$682,618	$1,209,453	$1,289,954	$2,301,567	$1,703,497
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	18,000	—	—	273	92
Receivable for share redemptions	484	1,166	1,058	1,975	1,472
Total assets	701,102	1,210,619	1,291,012	2,303,815	1,705,061

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	484	906	1,057	1,975	1,472
Contract terminations	—	260	1	—	—
Payable for investments purchased	18,000	—	—	273	92
Total liabilities	18,484	1,166	1,058	2,248	1,564
Net assets applicable to contracts in accumulation period	682,075	1,209,366	1,288,498	2,300,171	1,702,171
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	543	87	1,456	1,396	1,326
Total net assets	$682,618	$1,209,453	$1,289,954	$2,301,567	$1,703,497
(1) Investment shares	18,930	33,018	127,718	202,781	170,520
(2) Investments, at cost	$524,299	$379,143	$1,354,075	$2,454,337	$1,629,833

See accompanying notes to financial statements.

20	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$1,722,593	$959,567	$2,670,039	$23,909,274	$243,009,174
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	533	99	—
Receivable for share redemptions	1,512	806	1,995	19,871	204,343
Total assets	1,724,105	960,373	2,672,567	23,929,244	243,213,517

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,460	806	1,902	19,871	193,308
Contract terminations	52	—	93	—	11,035
Payable for investments purchased	—	—	533	99	—
Total liabilities	1,512	806	2,528	19,970	204,343
Net assets applicable to contracts in accumulation period	1,722,135	958,877	2,669,991	23,908,929	243,008,846
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	458	690	48	345	328
Total net assets	$1,722,593	$959,567	$2,670,039	$23,909,274	$243,009,174
(1) Investment shares	61,368	27,276	74,645	1,800,397	14,936,028
(2) Investments, at cost	$1,532,485	$784,545	$1,279,306	$21,850,804	$197,642,495

December 31, 2023 (continued)		VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)		$136,106,697	$8,405,680	$5,634,252	$529,750
Dividends receivable		—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments		—	15,325	659	—
Receivable for share redemptions		117,249	5,981	8,015	467
Total assets		136,223,946	8,426,986	5,642,926	530,217

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee		110,486	5,837	3,970	444
Contract terminations		6,763	144	4,045	23
Payable for investments purchased		—	15,325	659	—
Total liabilities		117,249	21,306	8,674	467
Net assets applicable to contracts in accumulation period		136,106,360	8,380,218	5,618,420	528,549
Net assets applicable to contracts in payment period		—	24,907	15,102	—
Net assets applicable to seed money		337	555	730	1,201
Total net assets		$136,106,697	$8,405,680	$5,634,252	$529,750
(1) Investment shares		9,208,843	630,584	276,460	84,625
(2) Investments, at cost		$116,201,988	$12,563,345	$6,795,792	$618,836

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	21

Statement of Operations

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$4,211	$24,740	$—	$59,973	$126
Variable account expenses	10,773	31,626	92,185	41,172	4,021
Investment income (loss) — net	(6,562)	(6,886)	(92,185)	18,801	(3,895)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	580,287	488,936	1,367,114	633,141	65,283
Cost of investments sold	600,641	512,038	1,351,108	597,643	55,640
Net realized gain (loss) on sales of investments	(20,354)	(23,102)	16,006	35,498	9,643
Distributions from capital gains	—	—	624,964	378,823	27,180
Net change in unrealized appreciation (depreciation) of investments	147,299	499,229	1,874,688	36,123	28,216
Net gain (loss) on investments	126,945	476,127	2,515,658	450,444	65,039
Net increase (decrease) in net assets resulting from operations	$120,383	$469,241	$2,423,473	$469,245	$61,144

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$20,718	$12,998	$—	$—	$59,620
Variable account expenses	18,185	8,153	22,783	41,707	20,598
Investment income (loss) — net	2,533	4,845	(22,783)	(41,707)	39,022

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	106,665	172,695	208,952	516,883	334,290
Cost of investments sold	103,343	258,054	201,254	678,071	282,053
Net realized gain (loss) on sales of investments	3,322	(85,359)	7,698	(161,188)	52,237
Distributions from capital gains	67,118	—	205,641	—	21,356
Net change in unrealized appreciation (depreciation) of investments	244,747	204,361	343,605	333,580	125,529
Net gain (loss) on investments	315,187	119,002	556,944	172,392	199,122
Net increase (decrease) in net assets resulting from operations	$317,720	$123,847	$534,161	$130,685	$238,144

Year ended December 31, 2023 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Investment income
Dividend income	$2,698	$8,642	$50,248	$—	$13,485
Variable account expenses	1,693	6,024	22,368	23,247	4,680
Investment income (loss) — net	1,005	2,618	27,880	(23,247)	8,805

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	47,003	116,541	178,018	355,761	143,430
Cost of investments sold	43,218	110,411	172,820	322,420	111,200
Net realized gain (loss) on sales of investments	3,785	6,130	5,198	33,341	32,230
Distributions from capital gains	—	—	244,080	176,389	45,814
Net change in unrealized appreciation (depreciation) of investments	15,721	70,088	(154,742)	655,251	(50,028)
Net gain (loss) on investments	19,506	76,218	94,536	864,981	28,016
Net increase (decrease) in net assets resulting from operations	$20,511	$78,836	$122,416	$841,734	$36,821

See accompanying notes to financial statements.

22	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP EAFE Intl Index, Cl F
Investment income
Dividend income	$292,403	$5,162	$149,392	$16	$9,496
Variable account expenses	132,812	1,844	60,343	276	2,910
Investment income (loss) — net	159,591	3,318	89,049	(260)	6,586

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,470,968	3,497	798,221	1,584	13,966
Cost of investments sold	1,244,952	3,363	938,314	1,625	12,889
Net realized gain (loss) on sales of investments	226,016	134	(140,093)	(41)	1,077
Distributions from capital gains	1,012,555	—	—	347	—
Net change in unrealized appreciation (depreciation) of investments	(398,697)	30,279	669,172	4,647	32,821
Net gain (loss) on investments	839,874	30,413	529,079	4,953	33,898
Net increase (decrease) in net assets resulting from operations	$999,465	$33,731	$618,128	$4,693	$40,484

Year ended December 31, 2023 (continued)	Calvert VP Nasdaq 100 Index, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$5,438	$3,930	$4,373	$25,901	$—
Variable account expenses	12,862	4,045	1,989	12,391	4,011
Investment income (loss) — net	(7,424)	(115)	2,384	13,510	(4,011)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	107,481	13,962	5,651	78,276	30,151
Cost of investments sold	98,720	14,200	5,467	74,047	30,775
Net realized gain (loss) on sales of investments	8,761	(238)	184	4,229	(624)
Distributions from capital gains	—	250	1,048	6,205	—
Net change in unrealized appreciation (depreciation) of investments	498,642	57,714	27,263	210,821	37,849
Net gain (loss) on investments	507,403	57,726	28,495	221,255	37,225
Net increase (decrease) in net assets resulting from operations	$499,979	$57,611	$30,879	$234,765	$33,214

Year ended December 31, 2023 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Investment income
Dividend income	$—	$—	$139,652	$—	$—
Variable account expenses	111,562	495,708	6,757	54,805	28,152
Investment income (loss) — net	(111,562)	(495,708)	132,895	(54,805)	(28,152)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	392,777	6,511,175	80,027	417,056	227,443
Cost of investments sold	390,290	4,789,967	97,843	296,941	179,193
Net realized gain (loss) on sales of investments	2,487	1,721,208	(17,816)	120,115	48,250
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,982,784	7,080,798	(167,973)	1,265,689	501,218
Net gain (loss) on investments	1,985,271	8,802,006	(185,789)	1,385,804	549,468
Net increase (decrease) in net assets resulting from operations	$1,873,709	$8,306,298	$(52,894)	$1,330,999	$521,316

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	23

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Investment income
Dividend income	$—	$—	$—	$54,814	$—
Variable account expenses	186,535	59,419	193,704	10,696	26,257
Investment income (loss) — net	(186,535)	(59,419)	(193,704)	44,118	(26,257)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,074,675	614,190	2,053,454	143,330	295,781
Cost of investments sold	701,084	515,032	831,602	178,802	468,682
Net realized gain (loss) on sales of investments	1,373,591	99,158	1,221,852	(35,472)	(172,901)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,312,109	182,549	(300,724)	81,565	389,159
Net gain (loss) on investments	3,685,700	281,707	921,128	46,093	216,258
Net increase (decrease) in net assets resulting from operations	$3,499,165	$222,288	$727,424	$90,211	$190,001

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$30,858	$80,650	$649,012	$345,550
Variable account expenses	40,340	11,462	23,911	146,185	73,867
Investment income (loss) — net	(40,340)	19,396	56,739	502,827	271,683

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	505,495	48,254	349,298	4,846,613	1,964,644
Cost of investments sold	724,693	55,238	467,702	4,846,612	1,964,636
Net realized gain (loss) on sales of investments	(219,198)	(6,984)	(118,404)	1	8
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	574,152	69,079	268,548	(1)	(7)
Net gain (loss) on investments	354,954	62,095	150,144	—	1
Net increase (decrease) in net assets resulting from operations	$314,614	$81,491	$206,883	$502,827	$271,684

Year ended December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Investment income
Dividend income	$212,709	$276,709	$181,402	$213,701	$111,848
Variable account expenses	42,143	52,212	39,086	40,030	57,092
Investment income (loss) — net	170,566	224,497	142,316	173,671	54,756

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	619,032	696,869	956,621	559,250	548,357
Cost of investments sold	669,810	780,306	1,120,251	721,989	664,221
Net realized gain (loss) on sales of investments	(50,778)	(83,437)	(163,630)	(162,739)	(115,864)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	284,926	404,501	383,062	406,284	332,234
Net gain (loss) on investments	234,148	321,064	219,432	243,545	216,370
Net increase (decrease) in net assets resulting from operations	$404,714	$545,561	$361,748	$417,216	$271,126

See accompanying notes to financial statements.

24	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$244,482	$—	$—	$—	$—
Variable account expenses	107,467	67,262	34,007	148,875	659,629
Investment income (loss) — net	137,015	(67,262)	(34,007)	(148,875)	(659,629)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,526,086	756,072	569,651	852,028	5,495,697
Cost of investments sold	1,905,162	608,004	199,624	837,651	3,500,188
Net realized gain (loss) on sales of investments	(379,076)	148,068	370,027	14,377	1,995,509
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	786,735	2,058,514	1,005,228	3,361,629	12,945,606
Net gain (loss) on investments	407,659	2,206,582	1,375,255	3,376,006	14,941,115
Net increase (decrease) in net assets resulting from operations	$544,674	$2,139,320	$1,341,248	$3,227,131	$14,281,486

Year ended December 31, 2023 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Investment income
Dividend income	$124,576	$38,335	$15,293	$51,631	$—
Variable account expenses	40,426	11,956	10,750	30,966	332
Investment income (loss) — net	84,150	26,379	4,543	20,665	(332)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	871,385	122,954	161,147	413,639	21,281
Cost of investments sold	912,168	164,524	171,056	416,468	19,292
Net realized gain (loss) on sales of investments	(40,783)	(41,570)	(9,909)	(2,829)	1,989
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	169,868	93,616	131,669	360,949	8,081
Net gain (loss) on investments	129,085	52,046	121,760	358,120	10,070
Net increase (decrease) in net assets resulting from operations	$213,235	$78,425	$126,303	$378,785	$9,738

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	38,783	8,700	21,139	35,009	22,849
Investment income (loss) — net	(38,783)	(8,700)	(21,139)	(35,009)	(22,849)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	723,141	293,278	232,744	516,679	245,911
Cost of investments sold	673,757	207,157	203,645	232,760	197,785
Net realized gain (loss) on sales of investments	49,384	86,121	29,099	283,919	48,126
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	140,819	(42,468)	439,476	424,136	233,349
Net gain (loss) on investments	190,203	43,653	468,575	708,055	281,475
Net increase (decrease) in net assets resulting from operations	$151,420	$34,953	$447,436	$673,046	$258,626

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	25

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$62
Variable account expenses	15,513	13,882	12,315	3,046	191
Investment income (loss) — net	(15,513)	(13,882)	(12,315)	(3,046)	(129)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	252,637	269,707	193,187	4,611	2,794
Cost of investments sold	114,088	261,667	97,309	4,145	2,742
Net realized gain (loss) on sales of investments	138,549	8,040	95,878	466	52
Distributions from capital gains	—	—	—	18,982	1,062
Net change in unrealized appreciation (depreciation) of investments	23,964	149,495	71,395	107,837	2,401
Net gain (loss) on investments	162,513	157,535	167,273	127,285	3,515
Net increase (decrease) in net assets resulting from operations	$147,000	$143,653	$154,958	$124,239	$3,386

Year ended December 31, 2023 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Investment income
Dividend income	$121,817	$39,480	$56,292	$107,739	$46,671
Variable account expenses	39,572	15,898	18,683	4,443	16,584
Investment income (loss) — net	82,245	23,582	37,609	103,296	30,087

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	487,591	346,057	178,128	116,906	121,734
Cost of investments sold	563,890	421,407	212,337	180,667	145,328
Net realized gain (loss) on sales of investments	(76,299)	(75,350)	(34,209)	(63,761)	(23,594)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	273,873	99,206	93,371	(92,011)	54,617
Net gain (loss) on investments	197,574	23,856	59,162	(155,772)	31,023
Net increase (decrease) in net assets resulting from operations	$279,819	$47,438	$96,771	$(52,476)	$61,110

Year ended December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Investment income
Dividend income	$127,906	$223,277	$18,569	$—	$—
Variable account expenses	15,857	23,323	10,504	48,723	12,361
Investment income (loss) — net	112,049	199,954	8,065	(48,723)	(12,361)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	315,450	475,382	50,120	869,429	161,883
Cost of investments sold	387,209	669,310	68,904	655,159	187,186
Net realized gain (loss) on sales of investments	(71,759)	(193,928)	(18,784)	214,270	(25,303)
Distributions from capital gains	—	—	71,581	—	—
Net change in unrealized appreciation (depreciation) of investments	279	63,605	62,955	143,529	328,917
Net gain (loss) on investments	(71,480)	(130,323)	115,752	357,799	303,614
Net increase (decrease) in net assets resulting from operations	$40,569	$69,631	$123,817	$309,076	$291,253

See accompanying notes to financial statements.

26	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$46,160	$—
Variable account expenses	46,344	24,351	40,774	18,972	58,146
Investment income (loss) — net	(46,344)	(24,351)	(40,774)	27,188	(58,146)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,066,789	375,393	373,594	131,061	680,511
Cost of investments sold	508,180	303,733	309,256	150,037	497,406
Net realized gain (loss) on sales of investments	558,609	71,660	64,338	(18,976)	183,105
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,084,078	660,594	285,769	84,506	340,293
Net gain (loss) on investments	1,642,687	732,254	350,107	65,530	523,398
Net increase (decrease) in net assets resulting from operations	$1,596,343	$707,903	$309,333	$92,718	$465,252

Year ended December 31, 2023 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl	Del VIP Intl, Serv Cl
Investment income
Dividend income	$—	$—	$11,693	$2,532	$15
Variable account expenses	9,844	11,855	5,743	644	82
Investment income (loss) — net	(9,844)	(11,855)	5,950	1,888	(67)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	115,665	122,219	56,780	1,181	1,800
Cost of investments sold	74,946	82,861	66,433	1,169	1,768
Net realized gain (loss) on sales of investments	40,719	39,358	(9,653)	12	32
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	56,821	218,599	70,054	6,183	2,700
Net gain (loss) on investments	97,540	257,957	60,401	6,195	2,732
Net increase (decrease) in net assets resulting from operations	$87,696	$246,102	$66,351	$8,083	$2,665

Year ended December 31, 2023 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Investment income
Dividend income	$53,483	$385,284	$100,256	$861	$8,417
Variable account expenses	9,146	45,426	390,773	445	2,510
Investment income (loss) — net	44,337	339,858	(290,517)	416	5,907

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	121,787	770,780	5,737,482	3,290	10,475
Cost of investments sold	131,072	815,069	5,109,996	2,829	9,655
Net realized gain (loss) on sales of investments	(9,285)	(44,289)	627,486	461	820
Distributions from capital gains	7,582	—	1,407,442	—	—
Net change in unrealized appreciation (depreciation) of investments	(7,199)	157,733	8,626,495	1,762	(22,198)
Net gain (loss) on investments	(8,902)	113,444	10,661,423	2,223	(21,378)
Net increase (decrease) in net assets resulting from operations	$35,435	$453,302	$10,370,906	$2,639	$(15,471)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	27

Statement of Operations

Year ended December 31, 2023 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Investment income
Dividend income	$12,273	$107,230	$—	$251	$26,255
Variable account expenses	7,087	63,354	3,278	934	5,258
Investment income (loss) — net	5,186	43,876	(3,278)	(683)	20,997

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	229,000	823,784	40,427	15,680	5,426
Cost of investments sold	160,842	570,103	37,572	14,596	5,435
Net realized gain (loss) on sales of investments	68,158	253,681	2,855	1,084	(9)
Distributions from capital gains	29,642	280,264	—	—	—
Net change in unrealized appreciation (depreciation) of investments	27,096	537,913	112,859	21,953	24,567
Net gain (loss) on investments	124,896	1,071,858	115,714	23,037	24,558
Net increase (decrease) in net assets resulting from operations	$130,082	$1,115,734	$112,436	$22,354	$45,555

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Investment income
Dividend income	$7,918	$89,124	$1,909	$17,682	$382,399
Variable account expenses	13,355	222,217	1,726	20,202	91,469
Investment income (loss) — net	(5,437)	(133,093)	183	(2,520)	290,930

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	153,332	2,822,710	16,898	357,850	1,997,686
Cost of investments sold	144,561	2,869,991	13,935	304,419	2,202,995
Net realized gain (loss) on sales of investments	8,771	(47,281)	2,963	53,431	(205,309)
Distributions from capital gains	42,835	663,372	535	5,924	—
Net change in unrealized appreciation (depreciation) of investments	155,049	2,455,762	31,921	336,920	608,020
Net gain (loss) on investments	206,655	3,071,853	35,419	396,275	402,711
Net increase (decrease) in net assets resulting from operations	$201,218	$2,938,760	$35,602	$393,755	$693,641

Year ended December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$57,487	$218,250	$24,437	$270	$141,466
Variable account expenses	17,335	49,286	5,663	134	77,965
Investment income (loss) — net	40,152	168,964	18,774	136	63,501

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	238,932	669,767	36,058	144	1,307,759
Cost of investments sold	324,520	694,916	38,745	149	1,439,677
Net realized gain (loss) on sales of investments	(85,588)	(25,149)	(2,687)	(5)	(131,918)
Distributions from capital gains	—	264,589	30,110	621	651,128
Net change in unrealized appreciation (depreciation) of investments	239,357	(90,216)	(8,510)	2,138	327,443
Net gain (loss) on investments	153,769	149,224	18,913	2,754	846,653
Net increase (decrease) in net assets resulting from operations	$193,921	$318,188	$37,687	$2,890	$910,154

See accompanying notes to financial statements.

28	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Investment income
Dividend income	$37,503	$668	$63,336	$37,335	$6,043
Variable account expenses	71,325	2,328	54,617	6,263	453
Investment income (loss) — net	(33,822)	(1,660)	8,719	31,072	5,590

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	790,082	12,091	424,641	38,195	2,345
Cost of investments sold	950,487	11,589	436,050	39,046	2,389
Net realized gain (loss) on sales of investments	(160,405)	502	(11,409)	(851)	(44)
Distributions from capital gains	406,573	8,450	155,995	—	—
Net change in unrealized appreciation (depreciation) of investments	582,734	25,314	475,554	5,710	(1,682)
Net gain (loss) on investments	828,902	34,266	620,140	4,859	(1,726)
Net increase (decrease) in net assets resulting from operations	$795,080	$32,606	$628,859	$35,931	$3,864

Year ended December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$1,536	$880	$24,375	$—	$—
Variable account expenses	1,302	637	32,686	1,957	15,356
Investment income (loss) — net	234	243	(8,311)	(1,957)	(15,356)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,728	3,926	560,832	149,678	257,956
Cost of investments sold	11,422	3,901	522,403	162,730	284,598
Net realized gain (loss) on sales of investments	(694)	25	38,429	(13,052)	(26,642)
Distributions from capital gains	—	—	—	4,991	40,602
Net change in unrealized appreciation (depreciation) of investments	26,428	13,509	703,530	96,872	551,630
Net gain (loss) on investments	25,734	13,534	741,959	88,811	565,590
Net increase (decrease) in net assets resulting from operations	$25,968	$13,777	$733,648	$86,854	$550,234

Year ended December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$—	$63,997	$38,085	$9,146	$—
Variable account expenses	13,956	36,854	65,165	2,636	5,185
Investment income (loss) — net	(13,956)	27,143	(27,080)	6,510	(5,185)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	136,948	550,705	539,960	4,681	18,284
Cost of investments sold	168,907	419,137	549,929	4,737	23,443
Net realized gain (loss) on sales of investments	(31,959)	131,568	(9,969)	(56)	(5,159)
Distributions from capital gains	—	460,890	122,902	—	—
Net change in unrealized appreciation (depreciation) of investments	110,487	(182,222)	931,919	12,193	84,557
Net gain (loss) on investments	78,528	410,236	1,044,852	12,137	79,398
Net increase (decrease) in net assets resulting from operations	$64,572	$437,379	$1,017,772	$18,647	$74,213

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	29

Statement of Operations

Year ended December 31, 2023 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Investment income
Dividend income	$—	$13,537	$4,727	$—	$—
Variable account expenses	3,842	6,403	2,664	17,232	76,225
Investment income (loss) — net	(3,842)	7,134	2,063	(17,232)	(76,225)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,960	17,670	43,023	311,817	1,487,155
Cost of investments sold	38,063	16,401	39,077	329,747	1,600,783
Net realized gain (loss) on sales of investments	(10,103)	1,269	3,946	(17,930)	(113,628)
Distributions from capital gains	—	55,749	22,454	1,402	857,611
Net change in unrealized appreciation (depreciation) of investments	58,439	(11,503)	(7,923)	323,453	1,440,402
Net gain (loss) on investments	48,336	45,515	18,477	306,925	2,184,385
Net increase (decrease) in net assets resulting from operations	$44,494	$52,649	$20,540	$289,693	$2,108,160

Year ended December 31, 2023 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$—	$—	$732	$53,750	$—
Variable account expenses	60,941	13,139	1,451	58,372	9,002
Investment income (loss) — net	(60,941)	(13,139)	(719)	(4,622)	(9,002)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	685,924	217,172	21,670	498,367	87,087
Cost of investments sold	836,917	243,876	28,091	482,670	103,153
Net realized gain (loss) on sales of investments	(150,993)	(26,704)	(6,421)	15,697	(16,066)
Distributions from capital gains	—	—	10,459	—	—
Net change in unrealized appreciation (depreciation) of investments	679,215	61,374	27,416	866,147	415,368
Net gain (loss) on investments	528,222	34,670	31,454	881,844	399,302
Net increase (decrease) in net assets resulting from operations	$467,281	$21,531	$30,735	$877,222	$390,300

Year ended December 31, 2023 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Investment income
Dividend income	$—	$274,420	$417	$67,446	$175
Variable account expenses	2,229	173,922	4,035	18,453	943
Investment income (loss) — net	(2,229)	100,498	(3,618)	48,993	(768)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,011	1,217,852	58,557	240,616	9,991
Cost of investments sold	9,754	1,157,301	50,509	272,108	9,298
Net realized gain (loss) on sales of investments	1,257	60,551	8,048	(31,492)	693
Distributions from capital gains	—	—	36,536	—	—
Net change in unrealized appreciation (depreciation) of investments	89,369	1,773,574	30,586	64,531	23,744
Net gain (loss) on investments	90,626	1,834,125	75,170	33,039	24,437
Net increase (decrease) in net assets resulting from operations	$88,397	$1,934,623	$71,552	$82,032	$23,669

See accompanying notes to financial statements.

30	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$—	$15,159	$1,700	$495	$—
Variable account expenses	8,050	9,143	28,698	67	11,905
Investment income (loss) — net	(8,050)	6,016	(26,998)	428	(11,905)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	124,406	160,344	642,901	182	71,170
Cost of investments sold	107,817	143,451	565,408	189	76,220
Net realized gain (loss) on sales of investments	16,589	16,893	77,493	(7)	(5,050)
Distributions from capital gains	—	—	—	—	54,018
Net change in unrealized appreciation (depreciation) of investments	398,130	70,707	919,668	928	55,169
Net gain (loss) on investments	414,719	87,600	997,161	921	104,137
Net increase (decrease) in net assets resulting from operations	$406,669	$93,616	$970,163	$1,349	$92,232

Year ended December 31, 2023 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP JPM US Eq, Serv Cl(1)	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl
Investment income
Dividend income	$27,846	$16,658	$1,103	$493	$657
Variable account expenses	3,175	2,905	1,129	833	668
Investment income (loss) — net	24,671	13,753	(26)	(340)	(11)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,434	12,962	3,011	3,778	4,785
Cost of investments sold	14,784	12,849	2,855	3,733	4,184
Net realized gain (loss) on sales of investments	(350)	113	156	45	601
Distributions from capital gains	—	—	789	6,280	2,305
Net change in unrealized appreciation (depreciation) of investments	(6,457)	(2,329)	23,110	4,388	8,527
Net gain (loss) on investments	(6,807)	(2,216)	24,055	10,713	11,433
Net increase (decrease) in net assets resulting from operations	$17,864	$11,537	$24,029	$10,373	$11,422

(1) For the period April 28, 2023 (commencement of operations) to December 31, 2023.

Year ended December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Investment income
Dividend income	$1,545	$—	$233	$195,258	$—
Variable account expenses	29,617	12,479	169	58,690	34,438
Investment income (loss) — net	(28,072)	(12,479)	64	136,568	(34,438)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	334,602	263,964	304	807,202	531,066
Cost of investments sold	320,502	398,692	297	790,768	1,389,249
Net realized gain (loss) on sales of investments	14,100	(134,728)	7	16,434	(858,183)
Distributions from capital gains	167,077	—	—	327,518	—
Net change in unrealized appreciation (depreciation) of investments	500,477	326,050	1,212	(684,107)	2,068,423
Net gain (loss) on investments	681,654	191,322	1,219	(340,155)	1,210,240
Net increase (decrease) in net assets resulting from operations	$653,582	$178,843	$1,283	$(203,587)	$1,175,802

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	31

Statement of Operations

Year ended December 31, 2023 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$9,419	$256	$908	$—	$88,159
Variable account expenses	4,463	5,207	12,224	2,002	30,857
Investment income (loss) — net	4,956	(4,951)	(11,316)	(2,002)	57,302

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	100,211	134,111	102,292	6,316	657,439
Cost of investments sold	124,729	169,521	89,765	6,591	776,401
Net realized gain (loss) on sales of investments	(24,518)	(35,410)	12,527	(275)	(118,962)
Distributions from capital gains	—	—	19,073	—	—
Net change in unrealized appreciation (depreciation) of investments	65,897	105,901	242,188	26,060	269,579
Net gain (loss) on investments	41,379	70,491	273,788	25,785	150,617
Net increase (decrease) in net assets resulting from operations	$46,335	$65,540	$262,472	$23,783	$207,919

Year ended December 31, 2023 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Investment income
Dividend income	$5,642	$226,905	$3,503	$150	$244
Variable account expenses	2,838	68,698	11,071	3,471	232
Investment income (loss) — net	2,804	158,207	(7,568)	(3,321)	12

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	45,823	347,141	159,697	28,276	894
Cost of investments sold	56,334	405,671	156,580	26,218	833
Net realized gain (loss) on sales of investments	(10,511)	(58,530)	3,117	2,058	61
Distributions from capital gains	—	—	92,671	—	—
Net change in unrealized appreciation (depreciation) of investments	37,820	217,916	9,879	69,356	3,145
Net gain (loss) on investments	27,309	159,386	105,667	71,414	3,206
Net increase (decrease) in net assets resulting from operations	$30,113	$317,593	$98,099	$68,093	$3,218

Year ended December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$4,272	$—	$45,818	$4,516	$—
Variable account expenses	3,160	114	77,351	7,487	2,657
Investment income (loss) — net	1,112	(114)	(31,533)	(2,971)	(2,657)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,825	481	883,078	111,877	21,637
Cost of investments sold	7,852	471	796,424	104,744	24,436
Net realized gain (loss) on sales of investments	(27)	10	86,654	7,133	(2,799)
Distributions from capital gains	11,975	—	187,574	27,679	—
Net change in unrealized appreciation (depreciation) of investments	38,215	2,521	1,132,083	159,338	55,134
Net gain (loss) on investments	50,163	2,531	1,406,311	194,150	52,335
Net increase (decrease) in net assets resulting from operations	$51,275	$2,417	$1,374,778	$191,179	$49,678

See accompanying notes to financial statements.

32	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$11,728	$—	$—	$—
Variable account expenses	13,442	4,418	9,992	367,577	323,673
Investment income (loss) — net	(13,442)	7,310	(9,992)	(367,577)	(323,673)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	126,149	22,298	284,851	7,860,009	3,502,572
Cost of investments sold	159,813	16,197	308,948	5,274,712	1,764,311
Net realized gain (loss) on sales of investments	(33,664)	6,101	(24,097)	2,585,297	1,738,261
Distributions from capital gains	—	32,629	—	—	—
Net change in unrealized appreciation (depreciation) of investments	69,493	43,900	108,803	3,135,240	3,773,024
Net gain (loss) on investments	35,829	82,630	84,706	5,720,537	5,511,285
Net increase (decrease) in net assets resulting from operations	$22,387	$89,940	$74,714	$5,352,960	$5,187,612

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	267,353	213,224	89,817	296,425	421,930
Investment income (loss) — net	(267,353)	(213,224)	(89,817)	(296,425)	(421,930)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,092,321	3,092,286	935,675	2,276,836	8,787,931
Cost of investments sold	4,799,380	2,734,663	863,267	2,163,530	8,783,515
Net realized gain (loss) on sales of investments	292,941	357,623	72,408	113,306	4,416
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,781,396	1,361,291	968,847	3,965,056	2,969,022
Net gain (loss) on investments	2,074,337	1,718,914	1,041,255	4,078,362	2,973,438
Net increase (decrease) in net assets resulting from operations	$1,806,984	$1,505,690	$951,438	$3,781,937	$2,551,508

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	815,310	5,599,402	8,425,392	4,100,682	3,055,934
Investment income (loss) — net	(815,310)	(5,599,402)	(8,425,392)	(4,100,682)	(3,055,934)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,452,872	52,081,715	105,372,097	51,403,562	45,100,233
Cost of investments sold	16,832,298	40,432,874	81,624,064	37,322,507	25,834,289
Net realized gain (loss) on sales of investments	1,620,574	11,648,841	23,748,033	14,081,055	19,265,944
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,774,272	64,974,582	71,066,648	34,631,169	19,597,995
Net gain (loss) on investments	7,394,846	76,623,423	94,814,681	48,712,224	38,863,939
Net increase (decrease) in net assets resulting from operations	$6,579,536	$71,024,021	$86,389,289	$44,611,542	$35,808,005

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	33

Statement of Operations

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$32,626
Variable account expenses	1,454,488	860,768	675,569	532,086	13,645
Investment income (loss) — net	(1,454,488)	(860,768)	(675,569)	(532,086)	18,981

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	22,563,726	15,750,188	9,304,072	10,100,106	83,344
Cost of investments sold	15,759,732	8,321,852	7,600,060	6,862,827	95,114
Net realized gain (loss) on sales of investments	6,803,994	7,428,336	1,704,012	3,237,279	(11,770)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	13,421,412	5,321,275	4,754,353	2,229,584	57,685
Net gain (loss) on investments	20,225,406	12,749,611	6,458,365	5,466,863	45,915
Net increase (decrease) in net assets resulting from operations	$18,770,918	$11,888,843	$5,782,796	$4,934,777	$64,896

Year ended December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Investment income
Dividend income	$—	$—	$11,654	$5,073	$30,596
Variable account expenses	4,179	11,303	11,282	23,286	17,560
Investment income (loss) — net	(4,179)	(11,303)	372	(18,213)	13,036

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	450,264	309,915	93,105	159,374	162,140
Cost of investments sold	408,445	110,147	106,251	175,736	163,321
Net realized gain (loss) on sales of investments	41,819	199,768	(13,146)	(16,362)	(1,181)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	70,989	62,678	168,214	302,211	217,643
Net gain (loss) on investments	112,808	262,446	155,068	285,849	216,462
Net increase (decrease) in net assets resulting from operations	$108,629	$251,143	$155,440	$267,636	$229,498

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	16,686	8,612	23,101	241,094	2,283,256
Investment income (loss) — net	(16,686)	(8,612)	(23,101)	(241,094)	(2,283,256)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	148,567	64,879	331,758	2,237,222	18,235,958
Cost of investments sold	130,849	55,620	172,220	2,172,934	15,980,515
Net realized gain (loss) on sales of investments	17,718	9,259	159,538	64,288	2,255,443
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	93,525	86,856	118,903	2,396,718	33,295,469
Net gain (loss) on investments	111,243	96,115	278,441	2,461,006	35,550,912
Net increase (decrease) in net assets resulting from operations	$94,557	$87,503	$255,340	$2,219,912	$33,267,656

See accompanying notes to financial statements.

34	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$—	$—	$17,045	$26,363
Variable account expenses	1,306,654	70,552	47,936	5,621
Investment income (loss) — net	(1,306,654)	(70,552)	(30,891)	20,742

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,422,466	1,101,695	739,090	122,132
Cost of investments sold	11,445,380	1,826,151	975,410	149,878
Net realized gain (loss) on sales of investments	977,086	(724,456)	(236,320)	(27,746)
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	15,464,347	2,306,153	1,072,364	49,736
Net gain (loss) on investments	16,441,433	1,581,697	836,044	21,990
Net increase (decrease) in net assets resulting from operations	$15,134,779	$1,511,145	$805,153	$42,732

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	35

Statement of Changes in Net Assets

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$(6,562)	$(6,886)	$(92,185)	$18,801	$(3,895)
Net realized gain (loss) on sales of investments	(20,354)	(23,102)	16,006	35,498	9,643
Distributions from capital gains	—	—	624,964	378,823	27,180
Net change in unrealized appreciation (depreciation) of investments	147,299	499,229	1,874,688	36,123	28,216
Net increase (decrease) in net assets resulting from operations	120,383	469,241	2,423,473	469,245	61,144

Contract transactions
Contract purchase payments	9,750	58,294	860,542	149,092	4,407
Net transfers(1)	(517,190)	(117,036)	419,702	(251,869)	149
Transfers for policy loans	(26,525)	870	588	1,985	—
Adjustments to net assets allocated to contracts in payment period	—	(535)	(9,512)	—	—
Contract charges	(178)	(4,518)	(1,482)	(2,311)	(456)
Contract terminations:
Surrender benefits	(23,299)	(274,834)	(304,507)	(239,079)	(49,973)
Death benefits	—	(25,427)	(112,842)	(72,012)	(9,192)
Increase (decrease) from transactions	(557,442)	(363,186)	852,489	(414,194)	(55,065)
Net assets at beginning of year	1,151,388	3,528,427	6,953,194	4,688,583	441,910
Net assets at end of year	$714,329	$3,634,482	$10,229,156	$4,743,634	$447,989

Accumulation unit activity
Units outstanding at beginning of year	984,003	2,384,574	1,675,100	1,407,365	167,551
Units purchased	8,021	42,303	252,229	44,765	1,929
Units redeemed	(443,222)	(245,719)	(102,907)	(170,263)	(20,863)
Units outstanding at end of year	548,802	2,181,158	1,824,422	1,281,867	148,617

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$2,533	$4,845	$(22,783)	$(41,707)	$39,022
Net realized gain (loss) on sales of investments	3,322	(85,359)	7,698	(161,188)	52,237
Distributions from capital gains	67,118	—	205,641	—	21,356
Net change in unrealized appreciation (depreciation) of investments	244,747	204,361	343,605	333,580	125,529
Net increase (decrease) in net assets resulting from operations	317,720	123,847	534,161	130,685	238,144

Contract transactions
Contract purchase payments	30,176	5,642	42,375	109,161	45,502
Net transfers(1)	140,970	(63,888)	(2,733)	74,665	(49,130)
Transfers for policy loans	11,545	—	444	667	248
Adjustments to net assets allocated to contracts in payment period	—	(1,062)	(7,234)	—	—
Contract charges	(1,315)	(1,609)	(813)	(1,427)	(493)
Contract terminations:
Surrender benefits	(75,980)	(87,629)	(175,853)	(278,118)	(174,616)
Death benefits	(14,816)	(6,523)	(1,050)	(121,787)	(969)
Increase (decrease) from transactions	90,580	(155,069)	(144,864)	(216,839)	(179,458)
Net assets at beginning of year	1,977,622	925,363	2,164,005	4,256,293	1,963,130
Net assets at end of year	$2,385,922	$894,141	$2,553,302	$4,170,139	$2,021,816

Accumulation unit activity
Units outstanding at beginning of year	642,004	627,326	532,934	1,113,287	1,766,625
Units purchased	56,108	3,669	9,941	62,550	68,834
Units redeemed	(28,041)	(105,405)	(40,907)	(121,761)	(218,212)
Units outstanding at end of year	670,071	525,590	501,968	1,054,076	1,617,247

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	37

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Operations
Investment income (loss) — net	$1,005	$2,618	$27,880	$(23,247)	$8,805
Net realized gain (loss) on sales of investments	3,785	6,130	5,198	33,341	32,230
Distributions from capital gains	—	—	244,080	176,389	45,814
Net change in unrealized appreciation (depreciation) of investments	15,721	70,088	(154,742)	655,251	(50,028)
Net increase (decrease) in net assets resulting from operations	20,511	78,836	122,416	841,734	36,821

Contract transactions
Contract purchase payments	—	48,262	417,787	7,074	11,254
Net transfers(1)	172	30,494	10,142	193,787	21
Transfers for policy loans	179	—	(5,329)	(3,269)	—
Adjustments to net assets allocated to contracts in payment period	—	(190)	—	—	—
Contract charges	(38)	(246)	(1,796)	(1,708)	(230)
Contract terminations:
Surrender benefits	(45,259)	(87,336)	(115,812)	(227,237)	(138,006)
Death benefits	—	(5,248)	(1,657)	(46,481)	(432)
Increase (decrease) from transactions	(44,946)	(14,264)	303,335	(77,834)	(127,393)
Net assets at beginning of year	185,201	674,467	2,096,455	2,061,191	586,408
Net assets at end of year	$160,766	$739,039	$2,522,206	$2,825,091	$495,836

Accumulation unit activity
Units outstanding at beginning of year	121,930	317,677	644,040	494,381	115,231
Units purchased	105	50,089	139,966	41,962	2,178
Units redeemed	(26,538)	(41,343)	(44,539)	(59,469)	(26,903)
Units outstanding at end of year	95,497	326,423	739,467	476,874	90,506

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$159,591	$3,318	$89,049	$(260)	$6,586
Net realized gain (loss) on sales of investments	226,016	134	(140,093)	(41)	1,077
Distributions from capital gains	1,012,555	—	—	347	—
Net change in unrealized appreciation (depreciation) of investments	(398,697)	30,279	669,172	4,647	32,821
Net increase (decrease) in net assets resulting from operations	999,465	33,731	618,128	4,693	40,484

Contract transactions
Contract purchase payments	656,811	113,405	175,223	58,397	88,512
Net transfers(1)	104,469	16,405	220,966	(958)	17,136
Transfers for policy loans	659	—	(1,428)	—	(1,636)
Adjustments to net assets allocated to contracts in payment period	(2,281)	—	(13,654)	—	—
Contract charges	(4,081)	(10)	(1,137)	—	—
Contract terminations:
Surrender benefits	(886,789)	(1,745)	(309,872)	(348)	(3,544)
Death benefits	(50,287)	—	(59,405)	—	—
Increase (decrease) from transactions	(181,499)	128,055	10,693	57,091	100,468
Net assets at beginning of year	12,773,717	131,399	5,541,943	2,638	211,395
Net assets at end of year	$13,591,683	$293,185	$6,170,764	$64,422	$352,347

Accumulation unit activity
Units outstanding at beginning of year	3,579,711	135,207	3,685,400	—	212,497
Units purchased	257,416	124,427	326,698	55,595	99,140
Units redeemed	(283,071)	(1,480)	(321,779)	(946)	(5,089)
Units outstanding at end of year	3,554,056	258,154	3,690,319	54,649	306,548

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	39

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Calvert VP Nasdaq 100 Index, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(7,424)	$(115)	$2,384	$13,510	$(4,011)
Net realized gain (loss) on sales of investments	8,761	(238)	184	4,229	(624)
Distributions from capital gains	—	250	1,048	6,205	—
Net change in unrealized appreciation (depreciation) of investments	498,642	57,714	27,263	210,821	37,849
Net increase (decrease) in net assets resulting from operations	499,979	57,611	30,879	234,765	33,214

Contract transactions
Contract purchase payments	1,009,847	107,802	123,559	6,047	9,641
Net transfers(1)	92,799	94,327	76,481	711,516	6,630
Transfers for policy loans	(11,954)	(2,601)	—	1,008	1,149
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,417)	(5)	(19)	(651)	(279)
Contract terminations:
Surrender benefits	(5,378)	(2,458)	(3,071)	(55,447)	(15,425)
Death benefits	(1,966)	—	—	—	—
Increase (decrease) from transactions	1,081,931	197,065	196,950	662,473	1,716
Net assets at beginning of year	532,516	252,099	86,976	1,051,751	436,821
Net assets at end of year	$2,114,426	$506,775	$314,805	$1,948,989	$471,751

Accumulation unit activity
Units outstanding at beginning of year	623,936	262,942	90,782	461,070	131,985
Units purchased	1,143,839	204,201	199,584	303,085	7,857
Units redeemed	(135,853)	(5,123)	(2,612)	(22,386)	(7,107)
Units outstanding at end of year	1,631,922	462,020	287,754	741,769	132,735

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(111,562)	$(495,708)	$132,895	$(54,805)	$(28,152)
Net realized gain (loss) on sales of investments	2,487	1,721,208	(17,816)	120,115	48,250
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,982,784	7,080,798	(167,973)	1,265,689	501,218
Net increase (decrease) in net assets resulting from operations	1,873,709	8,306,298	(52,894)	1,330,999	521,316

Contract transactions
Contract purchase payments	2,232,727	995,533	48,123	97,116	459,820
Net transfers(1)	695,062	1,402,745	71,843	504,776	166,913
Transfers for policy loans	(19,101)	(45,337)	—	602	(8,086)
Adjustments to net assets allocated to contracts in payment period	—	(21,221)	—	—	—
Contract charges	(39,799)	(13,344)	(144)	(574)	(2,043)
Contract terminations:
Surrender benefits	(87,624)	(3,028,327)	(22,798)	(114,682)	(62,476)
Death benefits	—	(630,616)	(27,748)	(88,882)	(16,885)
Increase (decrease) from transactions	2,781,265	(1,340,567)	69,276	398,356	537,243
Net assets at beginning of year	8,220,542	42,718,998	641,822	4,305,111	2,122,978
Net assets at end of year	$12,875,516	$49,684,729	$658,204	$6,034,466	$3,181,537

Accumulation unit activity
Units outstanding at beginning of year	9,421,453	16,872,592	782,111	1,733,968	555,644
Units purchased	3,121,681	1,181,528	166,648	209,207	147,194
Units redeemed	(235,037)	(1,612,594)	(78,417)	(83,038)	(24,687)
Units outstanding at end of year	12,308,097	16,441,526	870,342	1,860,137	678,151

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	41

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(186,535)	$(59,419)	$(193,704)	$44,118	$(26,257)
Net realized gain (loss) on sales of investments	1,373,591	99,158	1,221,852	(35,472)	(172,901)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,312,109	182,549	(300,724)	81,565	389,159
Net increase (decrease) in net assets resulting from operations	3,499,165	222,288	727,424	90,211	190,001

Contract transactions
Contract purchase payments	92,220	673,716	182,283	12,539	161,936
Net transfers(1)	(199,701)	36,569	103,784	(15,681)	53,427
Transfers for policy loans	19,032	—	5,639	—	—
Adjustments to net assets allocated to contracts in payment period	(16,860)	—	(835)	—	—
Contract charges	(13,287)	(6,422)	(12,502)	(91)	(3,180)
Contract terminations:
Surrender benefits	(1,112,225)	(202,444)	(1,285,544)	(75,676)	(97,999)
Death benefits	(459,628)	(22,731)	(432,818)	(2,985)	(128,770)
Increase (decrease) from transactions	(1,690,449)	478,688	(1,439,993)	(81,894)	(14,586)
Net assets at beginning of year	16,097,535	5,129,302	20,628,681	1,076,139	2,390,405
Net assets at end of year	$17,906,251	$5,830,278	$19,916,112	$1,084,456	$2,565,820

Accumulation unit activity
Units outstanding at beginning of year	4,860,247	1,771,283	5,399,844	1,154,057	2,059,729
Units purchased	32,640	307,509	117,366	20,161	181,228
Units redeemed	(480,617)	(135,410)	(511,592)	(106,089)	(194,846)
Units outstanding at end of year	4,412,270	1,943,382	5,005,618	1,068,129	2,046,111

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(40,340)	$19,396	$56,739	$502,827	$271,683
Net realized gain (loss) on sales of investments	(219,198)	(6,984)	(118,404)	1	8
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	574,152	69,079	268,548	(1)	(7)
Net increase (decrease) in net assets resulting from operations	314,614	81,491	206,883	502,827	271,684

Contract transactions
Contract purchase payments	56,912	70,050	16,430	2,588,150	162,866
Net transfers(1)	32,433	15,342	15,695	1,711,135	167,399
Transfers for policy loans	2,054	—	1,700	(2,500)	35,733
Adjustments to net assets allocated to contracts in payment period	(1,022)	—	(64)	—	(585)
Contract charges	(4,732)	(144)	(5,173)	(5,091)	(6,650)
Contract terminations:
Surrender benefits	(277,449)	(13,706)	(213,789)	(2,058,998)	(897,120)
Death benefits	(46,886)	(10,617)	(89,065)	(69,809)	(162,359)
Increase (decrease) from transactions	(238,690)	60,925	(274,266)	2,162,887	(700,716)
Net assets at beginning of year	3,976,579	948,375	2,536,593	13,762,515	7,983,931
Net assets at end of year	$4,052,503	$1,090,791	$2,469,210	$16,428,229	$7,554,899

Accumulation unit activity
Units outstanding at beginning of year	1,752,225	1,083,149	1,814,952	14,646,066	7,685,671
Units purchased	80,065	94,786	23,350	5,316,443	679,152
Units redeemed	(180,653)	(27,453)	(214,830)	(3,016,395)	(1,376,080)
Units outstanding at end of year	1,651,637	1,150,482	1,623,472	16,946,114	6,988,743

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$170,566	$224,497	$142,316	$173,671	$54,756
Net realized gain (loss) on sales of investments	(50,778)	(83,437)	(163,630)	(162,739)	(115,864)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	284,926	404,501	383,062	406,284	332,234
Net increase (decrease) in net assets resulting from operations	404,714	545,561	361,748	417,216	271,126

Contract transactions
Contract purchase payments	795,255	28,936	463,180	29,683	725,567
Net transfers(1)	(137,181)	5,709	(731,334)	12,461	479,001
Transfers for policy loans	(4,701)	(652)	334	(1,646)	463
Adjustments to net assets allocated to contracts in payment period	—	(3,138)	—	(1,541)	—
Contract charges	(794)	(2,418)	(1,265)	(7,136)	(13,346)
Contract terminations:
Surrender benefits	(108,689)	(299,904)	(151,184)	(328,575)	(328,795)
Death benefits	(16,794)	(273,271)	(11,779)	(73,103)	(27,651)
Increase (decrease) from transactions	527,096	(544,738)	(432,048)	(369,857)	835,239
Net assets at beginning of year	3,546,695	5,297,527	3,827,441	4,216,046	4,934,356
Net assets at end of year	$4,478,505	$5,298,350	$3,757,141	$4,263,405	$6,040,721

Accumulation unit activity
Units outstanding at beginning of year	2,193,725	1,917,573	2,387,625	1,953,865	4,303,201
Units purchased	545,271	29,410	279,368	45,715	1,089,459
Units redeemed	(215,034)	(212,385)	(543,002)	(211,914)	(372,720)
Units outstanding at end of year	2,523,962	1,734,598	2,123,991	1,787,666	5,019,940

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$137,015	$(67,262)	$(34,007)	$(148,875)	$(659,629)
Net realized gain (loss) on sales of investments	(379,076)	148,068	370,027	14,377	1,995,509
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	786,735	2,058,514	1,005,228	3,361,629	12,945,606
Net increase (decrease) in net assets resulting from operations	544,674	2,139,320	1,341,248	3,227,131	14,281,486

Contract transactions
Contract purchase payments	60,549	836,762	36,952	6,941,246	4,382,257
Net transfers(1)	128,000	(24,866)	35,422	402,569	3,412,596
Transfers for policy loans	1,741	31	—	(92,396)	(141,172)
Adjustments to net assets allocated to contracts in payment period	(5,455)	—	—	—	—
Contract charges	(17,179)	(12,355)	(3,812)	(38,938)	(20,486)
Contract terminations:
Surrender benefits	(856,921)	(161,750)	(387,803)	(132,394)	(3,032,154)
Death benefits	(355,938)	(111,532)	(72,263)	(49,790)	(437,704)
Increase (decrease) from transactions	(1,045,203)	526,290	(391,504)	7,030,297	4,163,337
Net assets at beginning of year	11,424,527	4,852,330	3,360,161	10,095,600	55,435,264
Net assets at end of year	$10,923,998	$7,517,940	$4,309,905	$20,353,028	$73,880,087

Accumulation unit activity
Units outstanding at beginning of year	6,883,428	1,246,798	1,632,874	10,988,024	17,221,617
Units purchased	140,833	428,634	27,591	7,207,720	2,338,514
Units redeemed	(750,782)	(210,385)	(192,027)	(401,867)	(1,009,443)
Units outstanding at end of year	6,273,479	1,465,047	1,468,438	17,793,877	18,550,688

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Operations
Investment income (loss) — net	$84,150	$26,379	$4,543	$20,665	$(332)
Net realized gain (loss) on sales of investments	(40,783)	(41,570)	(9,909)	(2,829)	1,989
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	169,868	93,616	131,669	360,949	8,081
Net increase (decrease) in net assets resulting from operations	213,235	78,425	126,303	378,785	9,738

Contract transactions
Contract purchase payments	173,493	53,931	227,666	26,912	204,498
Net transfers(1)	107,784	116,461	(45,016)	1,736	13,510
Transfers for policy loans	—	672	—	(765)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,797)	—
Contract charges	(7,588)	(276)	(850)	(1,320)	—
Contract terminations:
Surrender benefits	(378,679)	(37,563)	(70,203)	(200,248)	(70)
Death benefits	(291,432)	(35,867)	(959)	(86,564)	—
Increase (decrease) from transactions	(396,422)	97,358	110,638	(263,046)	217,938
Net assets at beginning of year	4,029,747	1,211,746	854,752	2,834,021	375
Net assets at end of year	$3,846,560	$1,387,529	$1,091,693	$2,949,760	$228,051

Accumulation unit activity
Units outstanding at beginning of year	3,775,910	1,251,644	539,017	1,717,325	—
Units purchased	286,916	196,622	133,000	47,963	195,723
Units redeemed	(647,816)	(89,415)	(69,219)	(193,931)	—
Units outstanding at end of year	3,415,010	1,358,851	602,798	1,571,357	195,723

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(38,783)	$(8,700)	$(21,139)	$(35,009)	$(22,849)
Net realized gain (loss) on sales of investments	49,384	86,121	29,099	283,919	48,126
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	140,819	(42,468)	439,476	424,136	233,349
Net increase (decrease) in net assets resulting from operations	151,420	34,953	447,436	673,046	258,626

Contract transactions
Contract purchase payments	331,872	16,567	526,087	56,494	550,131
Net transfers(1)	(58,759)	(54,540)	(7,290)	(126,282)	160,649
Transfers for policy loans	—	—	—	978	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,265)	—
Contract charges	(12,494)	(605)	(5,444)	(1,054)	(4,224)
Contract terminations:
Surrender benefits	(24,594)	(145,534)	(57,359)	(80,914)	(44,224)
Death benefits	(17,522)	(55,005)	(76,632)	(247,500)	—
Increase (decrease) from transactions	218,503	(239,117)	379,362	(399,543)	662,332
Net assets at beginning of year	3,535,443	997,658	1,581,794	3,055,644	1,847,488
Net assets at end of year	$3,905,366	$793,494	$2,408,592	$3,329,147	$2,768,446

Accumulation unit activity
Units outstanding at beginning of year	1,095,032	293,060	596,043	1,107,085	565,647
Units purchased	193,739	9,967	194,668	22,679	277,124
Units redeemed	(50,204)	(79,019)	(59,606)	(156,057)	(49,748)
Units outstanding at end of year	1,238,567	224,008	731,105	973,707	793,023

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(15,513)	$(13,882)	$(12,315)	$(3,046)	$(129)
Net realized gain (loss) on sales of investments	138,549	8,040	95,878	466	52
Distributions from capital gains	—	—	—	18,982	1,062
Net change in unrealized appreciation (depreciation) of investments	23,964	149,495	71,395	107,837	2,401
Net increase (decrease) in net assets resulting from operations	147,000	143,653	154,958	124,239	3,386

Contract transactions
Contract purchase payments	23,352	135,061	26,795	273,562	9,015
Net transfers(1)	(21,859)	26,354	(72,356)	56,219	6,371
Transfers for policy loans	747	—	553	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(343)	—	—
Contract charges	(1,279)	(1,993)	(736)	—	(2)
Contract terminations:
Surrender benefits	(145,466)	(6,056)	(105,061)	(1,555)	(2,475)
Death benefits	(39,845)	(8,354)	—	—	—
Increase (decrease) from transactions	(184,350)	145,012	(151,148)	328,226	12,909
Net assets at beginning of year	1,742,977	1,103,798	1,415,245	84,449	13,735
Net assets at end of year	$1,705,627	$1,392,463	$1,419,055	$536,914	$30,030

Accumulation unit activity
Units outstanding at beginning of year	513,999	453,661	422,912	96,845	12,735
Units purchased	10,157	68,697	9,866	455,581	13,763
Units redeemed	(63,974)	(11,236)	(54,052)	(116,734)	(2,279)
Units outstanding at end of year	460,182	511,122	378,726	435,692	24,219

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$82,245	$23,582	$37,609	$103,296	$30,087
Net realized gain (loss) on sales of investments	(76,299)	(75,350)	(34,209)	(63,761)	(23,594)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	273,873	99,206	93,371	(92,011)	54,617
Net increase (decrease) in net assets resulting from operations	279,819	47,438	96,771	(52,476)	61,110

Contract transactions
Contract purchase payments	650,836	64,914	18,580	9,204	47,227
Net transfers(1)	447,434	26,741	18,058	(36,102)	119,468
Transfers for policy loans	—	—	(3,303)	468	—
Adjustments to net assets allocated to contracts in payment period	—	—	(1,143)	—	—
Contract charges	(415)	(3,069)	(1,866)	(403)	(6,274)
Contract terminations:
Surrender benefits	(247,566)	(60,539)	(104,923)	(46,132)	(37,551)
Death benefits	(69,270)	(212,873)	(28,966)	(1,704)	(27,540)
Increase (decrease) from transactions	781,019	(184,826)	(103,563)	(74,669)	95,330
Net assets at beginning of year	2,950,865	1,507,152	2,167,855	567,532	1,424,440
Net assets at end of year	$4,011,703	$1,369,764	$2,161,063	$440,387	$1,580,880

Accumulation unit activity
Units outstanding at beginning of year	2,553,683	1,570,105	1,783,059	824,701	1,314,885
Units purchased	953,555	96,821	31,060	28,503	162,730
Units redeemed	(283,068)	(302,360)	(113,397)	(143,935)	(77,708)
Units outstanding at end of year	3,224,170	1,364,566	1,700,722	709,269	1,399,907

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$112,049	$199,954	$8,065	$(48,723)	$(12,361)
Net realized gain (loss) on sales of investments	(71,759)	(193,928)	(18,784)	214,270	(25,303)
Distributions from capital gains	—	—	71,581	—	—
Net change in unrealized appreciation (depreciation) of investments	279	63,605	62,955	143,529	328,917
Net increase (decrease) in net assets resulting from operations	40,569	69,631	123,817	309,076	291,253

Contract transactions
Contract purchase payments	11,768	7,428	44,942	527,536	42,168
Net transfers(1)	(74,142)	20,567	28,270	103,512	(44,372)
Transfers for policy loans	—	(426)	—	(194)	122
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(148)	(8,379)	(108)	(1,312)	(1,100)
Contract terminations:
Surrender benefits	(89,323)	(268,143)	(22,357)	(145,889)	(58,485)
Death benefits	(60,106)	(50,078)	(2,191)	(419,769)	(3,580)
Increase (decrease) from transactions	(211,951)	(299,031)	48,556	63,884	(65,247)
Net assets at beginning of year	1,602,610	2,642,899	959,258	4,538,772	1,036,640
Net assets at end of year	$1,431,228	$2,413,499	$1,131,631	$4,911,732	$1,262,646

Accumulation unit activity
Units outstanding at beginning of year	1,379,385	1,876,472	500,355	1,394,602	334,635
Units purchased	45,886	46,911	39,945	218,927	15,027
Units redeemed	(229,588)	(258,220)	(15,571)	(205,491)	(34,372)
Units outstanding at end of year	1,195,683	1,665,163	524,729	1,408,038	315,290

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(46,344)	$(24,351)	$(40,774)	$27,188	$(58,146)
Net realized gain (loss) on sales of investments	558,609	71,660	64,338	(18,976)	183,105
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,084,078	660,594	285,769	84,506	340,293
Net increase (decrease) in net assets resulting from operations	1,596,343	707,903	309,333	92,718	465,252

Contract transactions
Contract purchase payments	34,743	226,208	144,615	305,330	876,029
Net transfers(1)	(267,352)	241,767	163,261	(42,026)	(67,511)
Transfers for policy loans	848	371	500	—	(6,749)
Adjustments to net assets allocated to contracts in payment period	—	—	1,556	—	1,363
Contract charges	(5,303)	(1,058)	(1,267)	(5,881)	(2,837)
Contract terminations:
Surrender benefits	(624,226)	(89,829)	(142,757)	(25,427)	(146,226)
Death benefits	(121,031)	(106,293)	(81,763)	—	(130,510)
Increase (decrease) from transactions	(982,321)	271,166	84,145	231,996	523,559
Net assets at beginning of year	4,638,763	1,632,731	3,769,238	1,899,796	5,140,014
Net assets at end of year	$5,252,785	$2,611,800	$4,162,716	$2,224,510	$6,128,825

Accumulation unit activity
Units outstanding at beginning of year	2,407,494	434,609	1,323,101	1,893,773	1,319,084
Units purchased	16,181	323,979	108,755	325,832	267,664
Units redeemed	(450,896)	(165,337)	(79,988)	(102,203)	(112,157)
Units outstanding at end of year	1,972,779	593,251	1,351,868	2,117,402	1,474,591

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl	Del VIP Intl, Serv Cl
Operations
Investment income (loss) — net	$(9,844)	$(11,855)	$5,950	$1,888	$(67)
Net realized gain (loss) on sales of investments	40,719	39,358	(9,653)	12	32
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	56,821	218,599	70,054	6,183	2,700
Net increase (decrease) in net assets resulting from operations	87,696	246,102	66,351	8,083	2,665

Contract transactions
Contract purchase payments	14,151	56,506	1,703	47,532	—
Net transfers(1)	(15,148)	41,325	(13,402)	(390)	64,293
Transfers for policy loans	1,141	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	(1,473)	—	—	—	—
Contract charges	(647)	(866)	(103)	—	—
Contract terminations:
Surrender benefits	(56,704)	(23,741)	(17,000)	(148)	(1,709)
Death benefits	(9,109)	(75,518)	(9,819)	—	—
Increase (decrease) from transactions	(67,789)	(2,294)	(38,621)	46,994	62,584
Net assets at beginning of year	1,035,577	1,028,363	546,242	40,583	1,155
Net assets at end of year	$1,055,484	$1,272,171	$573,972	$95,660	$66,404

Accumulation unit activity
Units outstanding at beginning of year	250,243	322,876	402,712	41,256	—
Units purchased	4,755	29,809	1,201	47,750	65,165
Units redeemed	(19,831)	(29,952)	(28,953)	(375)	(1,630)
Units outstanding at end of year	235,167	322,733	374,960	88,631	63,535

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Operations
Investment income (loss) — net	$44,337	$339,858	$(290,517)	$416	$5,907
Net realized gain (loss) on sales of investments	(9,285)	(44,289)	627,486	461	820
Distributions from capital gains	7,582	—	1,407,442	—	—
Net change in unrealized appreciation (depreciation) of investments	(7,199)	157,733	8,626,495	1,762	(22,198)
Net increase (decrease) in net assets resulting from operations	35,435	453,302	10,370,906	2,639	(15,471)

Contract transactions
Contract purchase payments	39,492	1,092,996	2,290,098	19,467	271,672
Net transfers(1)	(13,586)	(54,984)	(898,806)	2,132	57,391
Transfers for policy loans	—	(17,940)	(20,320)	—	—
Adjustments to net assets allocated to contracts in payment period	—	(493)	(2,964)	—	—
Contract charges	(134)	(6,060)	(15,342)	—	(6)
Contract terminations:
Surrender benefits	(64,316)	(557,056)	(2,337,468)	(216)	(504)
Death benefits	—	(47,907)	(498,534)	—	(2,148)
Increase (decrease) from transactions	(38,544)	408,556	(1,483,336)	21,383	326,405
Net assets at beginning of year	841,231	4,257,509	33,165,971	22,469	114,923
Net assets at end of year	$838,122	$5,119,367	$42,053,541	$46,491	$425,857

Accumulation unit activity
Units outstanding at beginning of year	759,946	2,940,863	10,551,187	22,332	97,576
Units purchased	43,032	851,752	873,341	23,477	270,567
Units redeemed	(79,097)	(539,360)	(1,172,381)	(1,750)	(1,873)
Units outstanding at end of year	723,881	3,253,255	10,252,147	44,059	366,270

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$5,186	$43,876	$(3,278)	$(683)	$20,997
Net realized gain (loss) on sales of investments	68,158	253,681	2,855	1,084	(9)
Distributions from capital gains	29,642	280,264	—	—	—
Net change in unrealized appreciation (depreciation) of investments	27,096	537,913	112,859	21,953	24,567
Net increase (decrease) in net assets resulting from operations	130,082	1,115,734	112,436	22,354	45,555

Contract transactions
Contract purchase payments	2,324	598,164	398,438	126,904	1,161,725
Net transfers(1)	60,000	234,615	128,129	8,849	6,100
Transfers for policy loans	749	(33,564)	—	(5,647)	—
Adjustments to net assets allocated to contracts in payment period	—	(8,265)	—	—	—
Contract charges	(219)	(3,858)	(52)	—	(7)
Contract terminations:
Surrender benefits	(111,840)	(560,250)	(1,552)	(1,420)	(502)
Death benefits	(33,443)	(128,358)	—	—	—
Increase (decrease) from transactions	(82,429)	98,484	524,963	128,686	1,167,316
Net assets at beginning of year	779,287	6,432,194	31,001	38,544	121,931
Net assets at end of year	$826,940	$7,646,412	$668,400	$189,584	$1,334,802

Accumulation unit activity
Units outstanding at beginning of year	241,874	1,797,259	33,685	40,530	127,071
Units purchased	18,570	575,510	637,263	133,516	1,211,631
Units redeemed	(40,956)	(200,258)	(120,085)	(12,005)	(8)
Units outstanding at end of year	219,488	2,172,511	550,863	162,041	1,338,694

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(5,437)	$(133,093)	$183	$(2,520)	$290,930
Net realized gain (loss) on sales of investments	8,771	(47,281)	2,963	53,431	(205,309)
Distributions from capital gains	42,835	663,372	535	5,924	—
Net change in unrealized appreciation (depreciation) of investments	155,049	2,455,762	31,921	336,920	608,020
Net increase (decrease) in net assets resulting from operations	201,218	2,938,760	35,602	393,755	693,641

Contract transactions
Contract purchase payments	17,529	1,096,086	2,330	33,381	1,238,333
Net transfers(1)	60,525	228,998	983	25,022	(914,745)
Transfers for policy loans	5,537	(41,580)	—	(5,345)	739
Adjustments to net assets allocated to contracts in payment period	—	20,529	—	(242)	638
Contract charges	(474)	(11,527)	(35)	(1,093)	(3,644)
Contract terminations:
Surrender benefits	(121,668)	(1,480,953)	(10,450)	(248,101)	(466,769)
Death benefits	(1,952)	(295,019)	(4,698)	(11,453)	(114,167)
Increase (decrease) from transactions	(40,503)	(483,466)	(11,870)	(207,831)	(259,615)
Net assets at beginning of year	1,464,527	21,981,073	185,282	2,146,968	8,815,773
Net assets at end of year	$1,625,242	$24,436,367	$209,014	$2,332,892	$9,249,799

Accumulation unit activity
Units outstanding at beginning of year	268,407	4,950,486	105,309	1,035,770	7,925,001
Units purchased	14,710	392,951	1,693	36,246	1,346,847
Units redeemed	(21,226)	(442,569)	(7,334)	(139,713)	(1,584,772)
Units outstanding at end of year	261,891	4,900,868	99,668	932,303	7,687,076

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$40,152	$168,964	$18,774	$136	$63,501
Net realized gain (loss) on sales of investments	(85,588)	(25,149)	(2,687)	(5)	(131,918)
Distributions from capital gains	—	264,589	30,110	621	651,128
Net change in unrealized appreciation (depreciation) of investments	239,357	(90,216)	(8,510)	2,138	327,443
Net increase (decrease) in net assets resulting from operations	193,921	318,188	37,687	2,890	910,154

Contract transactions
Contract purchase payments	30,852	14,842	230,536	17,642	121,064
Net transfers(1)	14,215	344,550	125,124	(10)	25,171
Transfers for policy loans	(296)	(1,464)	(1,654)	—	(2,973)
Adjustments to net assets allocated to contracts in payment period	(739)	—	—	—	—
Contract charges	(1,642)	(919)	(55)	—	(2,911)
Contract terminations:
Surrender benefits	(176,852)	(197,054)	(14,940)	—	(758,849)
Death benefits	(7,644)	(212,155)	(6,729)	—	(292,820)
Increase (decrease) from transactions	(142,106)	(52,200)	332,282	17,632	(911,318)
Net assets at beginning of year	2,014,747	4,307,964	345,891	10,763	7,817,895
Net assets at end of year	$2,066,562	$4,573,952	$715,860	$31,285	$7,816,731

Accumulation unit activity
Units outstanding at beginning of year	974,000	2,970,774	357,261	9,717	3,453,108
Units purchased	28,594	303,635	453,698	15,730	89,503
Units redeemed	(104,342)	(343,330)	(121,974)	—	(494,415)
Units outstanding at end of year	898,252	2,931,079	688,985	25,447	3,048,196

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Operations
Investment income (loss) — net	$(33,822)	$(1,660)	$8,719	$31,072	$5,590
Net realized gain (loss) on sales of investments	(160,405)	502	(11,409)	(851)	(44)
Distributions from capital gains	406,573	8,450	155,995	—	—
Net change in unrealized appreciation (depreciation) of investments	582,734	25,314	475,554	5,710	(1,682)
Net increase (decrease) in net assets resulting from operations	795,080	32,606	628,859	35,931	3,864

Contract transactions
Contract purchase payments	171,610	261,785	34,468	1,180	75,000
Net transfers(1)	12,646	81,544	9,569	12,219	1,895
Transfers for policy loans	(9,828)	—	2,237	—	—
Adjustments to net assets allocated to contracts in payment period	7,699	—	13,670	—	—
Contract charges	(3,002)	—	(4,804)	(59)	(2)
Contract terminations:
Surrender benefits	(318,315)	(823)	(304,876)	(28,229)	(145)
Death benefits	(191,242)	(3,798)	(34,244)	—	—
Increase (decrease) from transactions	(330,432)	338,708	(283,980)	(14,889)	76,748
Net assets at beginning of year	7,114,040	36,922	6,210,746	574,239	14,218
Net assets at end of year	$7,578,688	$408,236	$6,555,625	$595,281	$94,830

Accumulation unit activity
Units outstanding at beginning of year	1,755,754	36,203	989,057	613,639	13,553
Units purchased	76,619	339,370	10,256	15,897	79,786
Units redeemed	(163,940)	(5,149)	(55,558)	(29,405)	(1,773)
Units outstanding at end of year	1,668,433	370,424	943,755	600,131	91,566

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$234	$243	$(8,311)	$(1,957)	$(15,356)
Net realized gain (loss) on sales of investments	(694)	25	38,429	(13,052)	(26,642)
Distributions from capital gains	—	—	—	4,991	40,602
Net change in unrealized appreciation (depreciation) of investments	26,428	13,509	703,530	96,872	551,630
Net increase (decrease) in net assets resulting from operations	25,968	13,777	733,648	86,854	550,234

Contract transactions
Contract purchase payments	1,955	66,850	30,238	4,196	628
Net transfers(1)	—	6,384	(41,203)	(143,989)	(49,986)
Transfers for policy loans	—	(1,614)	—	—	2,538
Adjustments to net assets allocated to contracts in payment period	—	—	16,778	—	—
Contract charges	(33)	(5)	(5,288)	(111)	(4,877)
Contract terminations:
Surrender benefits	(9,393)	(799)	(401,925)	(3,743)	(85,422)
Death benefits	—	—	(38,580)	—	(28,125)
Increase (decrease) from transactions	(7,471)	70,816	(439,980)	(143,647)	(165,244)
Net assets at beginning of year	145,090	34,597	3,399,122	309,181	1,465,576
Net assets at end of year	$163,587	$119,190	$3,692,790	$252,388	$1,850,566

Accumulation unit activity
Units outstanding at beginning of year	40,519	35,315	1,100,753	115,809	565,542
Units purchased	503	72,634	10,022	1,329	1,782
Units redeemed	(2,434)	(2,099)	(143,814)	(49,873)	(55,080)
Units outstanding at end of year	38,588	105,850	966,961	67,265	512,244

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$(13,956)	$27,143	$(27,080)	$6,510	$(5,185)
Net realized gain (loss) on sales of investments	(31,959)	131,568	(9,969)	(56)	(5,159)
Distributions from capital gains	—	460,890	122,902	—	—
Net change in unrealized appreciation (depreciation) of investments	110,487	(182,222)	931,919	12,193	84,557
Net increase (decrease) in net assets resulting from operations	64,572	437,379	1,017,772	18,647	74,213

Contract transactions
Contract purchase payments	66,629	29,393	19,491	267,478	4,873
Net transfers(1)	84,911	(85,986)	9,152	19,661	4,437
Transfers for policy loans	—	(4,037)	1,749	—	(218)
Adjustments to net assets allocated to contracts in payment period	—	—	(4,113)	—	—
Contract charges	(175)	(8,530)	(1,843)	—	(266)
Contract terminations:
Surrender benefits	(85,146)	(339,686)	(377,751)	(2,081)	(14,059)
Death benefits	—	(29,049)	(97,607)	—	—
Increase (decrease) from transactions	66,219	(437,895)	(450,922)	285,058	(5,233)
Net assets at beginning of year	1,192,577	4,182,399	4,857,804	118,219	608,753
Net assets at end of year	$1,323,368	$4,181,883	$5,424,654	$421,924	$677,733

Accumulation unit activity
Units outstanding at beginning of year	986,420	1,336,766	1,202,022	124,495	499,339
Units purchased	134,433	12,952	6,725	304,276	7,367
Units redeemed	(79,997)	(146,051)	(106,597)	(1,963)	(11,387)
Units outstanding at end of year	1,040,856	1,203,667	1,102,150	426,808	495,319

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Operations
Investment income (loss) — net	$(3,842)	$7,134	$2,063	$(17,232)	$(76,225)
Net realized gain (loss) on sales of investments	(10,103)	1,269	3,946	(17,930)	(113,628)
Distributions from capital gains	—	55,749	22,454	1,402	857,611
Net change in unrealized appreciation (depreciation) of investments	58,439	(11,503)	(7,923)	323,453	1,440,402
Net increase (decrease) in net assets resulting from operations	44,494	52,649	20,540	289,693	2,108,160

Contract transactions
Contract purchase payments	14,119	4,139	6,229	23,780	267,727
Net transfers(1)	(183)	6,906	(1,657)	197	(665,551)
Transfers for policy loans	—	112	—	4,889	7,608
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,966)	—
Contract charges	(456)	(151)	(405)	(1,752)	(1,209)
Contract terminations:
Surrender benefits	(19,098)	(8,843)	(34,934)	(173,252)	(549,118)
Death benefits	(2,640)	(62)	—	(43,756)	(81,705)
Increase (decrease) from transactions	(8,258)	2,101	(30,767)	(194,860)	(1,022,248)
Net assets at beginning of year	382,996	651,887	293,668	1,850,949	6,813,061
Net assets at end of year	$419,232	$706,637	$283,441	$1,945,782	$7,898,973

Accumulation unit activity
Units outstanding at beginning of year	317,219	261,642	121,032	968,137	2,661,724
Units purchased	12,481	4,399	3,810	31,951	104,681
Units redeemed	(19,095)	(3,452)	(16,264)	(127,052)	(450,764)
Units outstanding at end of year	310,605	262,589	108,578	873,036	2,315,641

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(60,941)	$(13,139)	$(719)	$(4,622)	$(9,002)
Net realized gain (loss) on sales of investments	(150,993)	(26,704)	(6,421)	15,697	(16,066)
Distributions from capital gains	—	—	10,459	—	—
Net change in unrealized appreciation (depreciation) of investments	679,215	61,374	27,416	866,147	415,368
Net increase (decrease) in net assets resulting from operations	467,281	21,531	30,735	877,222	390,300

Contract transactions
Contract purchase payments	52,554	19,557	2,273	433,086	8,501
Net transfers(1)	2,873	(5,109)	(677)	139,988	27,637
Transfers for policy loans	(2,637)	635	—	(2,370)	(942)
Adjustments to net assets allocated to contracts in payment period	(8)	(3,751)	—	—	—
Contract charges	(9,166)	(624)	(99)	(1,013)	(1,449)
Contract terminations:
Surrender benefits	(428,960)	(150,425)	(19,213)	(269,123)	(51,540)
Death benefits	(88,008)	(5,076)	—	(53,483)	(6,473)
Increase (decrease) from transactions	(473,352)	(144,793)	(17,716)	247,085	(24,266)
Net assets at beginning of year	6,457,231	1,456,992	146,594	5,129,314	858,838
Net assets at end of year	$6,451,160	$1,333,730	$159,613	$6,253,621	$1,224,872

Accumulation unit activity
Units outstanding at beginning of year	4,643,195	463,064	101,508	1,516,878	366,867
Units purchased	66,822	13,495	1,431	172,698	12,874
Units redeemed	(395,514)	(58,513)	(12,079)	(95,827)	(19,199)
Units outstanding at end of year	4,314,503	418,046	90,860	1,593,749	360,542

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Operations
Investment income (loss) — net	$(2,229)	$100,498	$(3,618)	$48,993	$(768)
Net realized gain (loss) on sales of investments	1,257	60,551	8,048	(31,492)	693
Distributions from capital gains	—	—	36,536	—	—
Net change in unrealized appreciation (depreciation) of investments	89,369	1,773,574	30,586	64,531	23,744
Net increase (decrease) in net assets resulting from operations	88,397	1,934,623	71,552	82,032	23,669

Contract transactions
Contract purchase payments	392,979	949,672	2,200	500,669	102,907
Net transfers(1)	(650)	1,763,077	—	268,097	11,867
Transfers for policy loans	(1,566)	(49,783)	209	121	(2,702)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(3,121)	(160)	(317)	(6)
Contract terminations:
Surrender benefits	(784)	(603,764)	(16,006)	(210,692)	(182)
Death benefits	(2,713)	(101,518)	(38,554)	(2,438)	—
Increase (decrease) from transactions	387,266	1,954,563	(52,311)	555,440	111,884
Net assets at beginning of year	26,394	13,132,612	453,054	1,503,773	40,922
Net assets at end of year	$502,057	$17,021,798	$472,295	$2,141,245	$176,475

Accumulation unit activity
Units outstanding at beginning of year	30,894	10,241,261	182,247	1,503,370	44,644
Units purchased	528,859	2,019,539	874	760,993	103,665
Units redeemed	(131,348)	(607,731)	(20,029)	(208,409)	(3,145)
Units outstanding at end of year	428,405	11,653,069	163,092	2,055,954	145,164

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(8,050)	$6,016	$(26,998)	$428	$(11,905)
Net realized gain (loss) on sales of investments	16,589	16,893	77,493	(7)	(5,050)
Distributions from capital gains	—	—	—	—	54,018
Net change in unrealized appreciation (depreciation) of investments	398,130	70,707	919,668	928	55,169
Net increase (decrease) in net assets resulting from operations	406,669	93,616	970,163	1,349	92,232

Contract transactions
Contract purchase payments	156,114	183,421	17,452	11,501	—
Net transfers(1)	42,225	22,945	21,879	52	(16,179)
Transfers for policy loans	22	(29)	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(210)	(341)	(3,533)	—	(92)
Contract terminations:
Surrender benefits	(31,294)	(77,205)	(333,842)	(103)	(38,019)
Death benefits	(53,227)	(50,166)	(53,280)	—	(632)
Increase (decrease) from transactions	113,630	78,625	(351,324)	11,450	(54,922)
Net assets at beginning of year	696,646	960,541	2,493,404	1,557	1,007,292
Net assets at end of year	$1,216,945	$1,132,782	$3,112,243	$14,356	$1,044,602

Accumulation unit activity
Units outstanding at beginning of year	317,202	506,234	901,839	—	764,014
Units purchased	238,005	122,204	69,112	11,226	1,650
Units redeemed	(72,965)	(62,765)	(173,999)	—	(41,230)
Units outstanding at end of year	482,242	565,673	796,952	11,226	724,434

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP JPM US Eq, Serv Cl(2)	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl
Operations
Investment income (loss) — net	$24,671	$13,753	$(26)	$(340)	$(11)
Net realized gain (loss) on sales of investments	(350)	113	156	45	601
Distributions from capital gains	—	—	789	6,280	2,305
Net change in unrealized appreciation (depreciation) of investments	(6,457)	(2,329)	23,110	4,388	8,527
Net increase (decrease) in net assets resulting from operations	17,864	11,537	24,029	10,373	11,422

Contract transactions
Contract purchase payments	453,137	96,081	24,978	74,138	61,775
Net transfers(1)	14,013	91,909	130,587	2,261	7,612
Transfers for policy loans	—	(3,359)	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(33)	(27)	(40)	—	(2)
Contract terminations:
Surrender benefits	(818)	(1,114)	—	(2,226)	(413)
Death benefits	(10,273)	(5,073)	—	—	—
Increase (decrease) from transactions	456,026	178,417	155,525	74,173	68,972
Net assets at beginning of year	84,867	180,060	—	37,241	47,239
Net assets at end of year	$558,757	$370,014	$179,554	$121,787	$127,633

Accumulation unit activity
Units outstanding at beginning of year	88,537	183,235	—	44,226	47,113
Units purchased	683,152	189,555	152,810	92,668	67,635
Units redeemed	(214,060)	(9,453)	(37)	(2,158)	(218)
Units outstanding at end of year	557,629	363,337	152,773	134,736	114,530

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Operations
Investment income (loss) — net	$(28,072)	$(12,479)	$64	$136,568	$(34,438)
Net realized gain (loss) on sales of investments	14,100	(134,728)	7	16,434	(858,183)
Distributions from capital gains	167,077	—	—	327,518	—
Net change in unrealized appreciation (depreciation) of investments	500,477	326,050	1,212	(684,107)	2,068,423
Net increase (decrease) in net assets resulting from operations	653,582	178,843	1,283	(203,587)	1,175,802

Contract transactions
Contract purchase payments	30,519	14,822	19,030	343,138	310,140
Net transfers(1)	(1,223)	107,183	6,977	602,728	146,441
Transfers for policy loans	(1,756)	4,403	—	415	1,399
Adjustments to net assets allocated to contracts in payment period	—	—	—	3	—
Contract charges	(1,984)	(680)	—	(1,673)	(1,308)
Contract terminations:
Surrender benefits	(227,044)	(152,979)	(78)	(230,769)	(203,152)
Death benefits	(40,442)	(60,645)	—	(359,981)	(46,497)
Increase (decrease) from transactions	(241,930)	(87,896)	25,929	353,861	207,023
Net assets at beginning of year	3,024,190	1,393,224	4,750	5,904,988	2,615,137
Net assets at end of year	$3,435,842	$1,484,171	$31,962	$6,055,262	$3,997,962

Accumulation unit activity
Units outstanding at beginning of year	1,402,152	444,205	3,669	1,415,905	1,012,179
Units purchased	18,880	31,653	24,814	242,953	176,225
Units redeemed	(120,431)	(65,453)	—	(145,546)	(111,961)
Units outstanding at end of year	1,300,601	410,405	28,483	1,513,312	1,076,443

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$4,956	$(4,951)	$(11,316)	$(2,002)	$57,302
Net realized gain (loss) on sales of investments	(24,518)	(35,410)	12,527	(275)	(118,962)
Distributions from capital gains	—	—	19,073	—	—
Net change in unrealized appreciation (depreciation) of investments	65,897	105,901	242,188	26,060	269,579
Net increase (decrease) in net assets resulting from operations	46,335	65,540	262,472	23,783	207,919

Contract transactions
Contract purchase payments	7,336	11,831	18,368	7,137	161,789
Net transfers(1)	7,218	(23,461)	111,535	47,601	46,486
Transfers for policy loans	288	153	—	—	(136)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(757)	(860)	(218)	(14)	(3,662)
Contract terminations:
Surrender benefits	(65,820)	(84,618)	(60,259)	(442)	(274,121)
Death benefits	(16,309)	(6,022)	(24,068)	(3,615)	(164,107)
Increase (decrease) from transactions	(68,044)	(102,977)	45,358	50,667	(233,751)
Net assets at beginning of year	529,556	588,115	994,685	156,905	3,172,708
Net assets at end of year	$507,847	$550,678	$1,302,515	$231,355	$3,146,876

Accumulation unit activity
Units outstanding at beginning of year	437,890	432,365	323,478	139,783	1,795,914
Units purchased	15,253	8,155	41,549	45,344	221,182
Units redeemed	(69,209)	(81,544)	(26,147)	(3,238)	(356,483)
Units outstanding at end of year	383,934	358,976	338,880	181,889	1,660,613

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Operations
Investment income (loss) — net	$2,804	$158,207	$(7,568)	$(3,321)	$12
Net realized gain (loss) on sales of investments	(10,511)	(58,530)	3,117	2,058	61
Distributions from capital gains	—	—	92,671	—	—
Net change in unrealized appreciation (depreciation) of investments	37,820	217,916	9,879	69,356	3,145
Net increase (decrease) in net assets resulting from operations	30,113	317,593	98,099	68,093	3,218

Contract transactions
Contract purchase payments	—	695,099	141,655	2,958	1,500
Net transfers(1)	(11,914)	429,691	49,193	4,493	12,810
Transfers for policy loans	—	(3,725)	(853)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(278)	—
Contract charges	(86)	(432)	(1,241)	(263)	(11)
Contract terminations:
Surrender benefits	(24,418)	(199,984)	(139,680)	(16,176)	(162)
Death benefits	—	(35,790)	(1,738)	—	—
Increase (decrease) from transactions	(36,418)	884,859	47,336	(9,266)	14,137
Net assets at beginning of year	278,135	6,166,424	1,190,584	389,265	13,216
Net assets at end of year	$271,830	$7,368,876	$1,336,019	$448,092	$30,571

Accumulation unit activity
Units outstanding at beginning of year	221,417	6,351,480	290,684	205,370	11,786
Units purchased	3,665	1,332,888	135,510	5,983	13,284
Units redeemed	(30,979)	(433,961)	(36,532)	(10,162)	(446)
Units outstanding at end of year	194,103	7,250,407	389,662	201,191	24,624

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$1,112	$(114)	$(31,533)	$(2,971)	$(2,657)
Net realized gain (loss) on sales of investments	(27)	10	86,654	7,133	(2,799)
Distributions from capital gains	11,975	—	187,574	27,679	—
Net change in unrealized appreciation (depreciation) of investments	38,215	2,521	1,132,083	159,338	55,134
Net increase (decrease) in net assets resulting from operations	51,275	2,417	1,374,778	191,179	49,678

Contract transactions
Contract purchase payments	386,621	1,800	14,618	6,798	2,260
Net transfers(1)	75,117	(166)	895	(4,708)	83
Transfers for policy loans	—	—	1,460	(4,244)	—
Adjustments to net assets allocated to contracts in payment period	—	—	37,051	—	—
Contract charges	(43)	—	(2,729)	(314)	(115)
Contract terminations:
Surrender benefits	(3,675)	(68)	(398,492)	(37,781)	(17,863)
Death benefits	—	—	(399,146)	(49,076)	(1,095)
Increase (decrease) from transactions	458,020	1,566	(746,343)	(89,325)	(16,730)
Net assets at beginning of year	88,731	7,568	6,061,073	828,388	286,135
Net assets at end of year	$598,026	$11,551	$6,689,508	$930,242	$319,083

Accumulation unit activity
Units outstanding at beginning of year	86,323	7,405	1,301,543	211,427	68,076
Units purchased	435,893	1,978	3,187	1,526	508
Units redeemed	(3,081)	(155)	(161,491)	(22,696)	(3,990)
Units outstanding at end of year	519,135	9,228	1,143,239	190,257	64,594

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(13,442)	$7,310	$(9,992)	$(367,577)	$(323,673)
Net realized gain (loss) on sales of investments	(33,664)	6,101	(24,097)	2,585,297	1,738,261
Distributions from capital gains	—	32,629	—	—	—
Net change in unrealized appreciation (depreciation) of investments	69,493	43,900	108,803	3,135,240	3,773,024
Net increase (decrease) in net assets resulting from operations	22,387	89,940	74,714	5,352,960	5,187,612

Contract transactions
Contract purchase payments	10,246	60	157,547	3,125,274	580,889
Net transfers(1)	48,850	(5,891)	17,893	(856,343)	(863,154)
Transfers for policy loans	—	5,537	—	(41,514)	(37,840)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(85)	(131)	(74)	(123,674)	(197,924)
Contract terminations:
Surrender benefits	(62,495)	(14,159)	(55,916)	(4,294,142)	(2,039,205)
Death benefits	(17,070)	(113)	(158,427)	(65,331)	(19,654)
Increase (decrease) from transactions	(20,554)	(14,697)	(38,977)	(2,255,730)	(2,576,888)
Net assets at beginning of year	1,288,175	459,673	912,490	35,279,236	33,389,733
Net assets at end of year	$1,290,008	$534,916	$948,227	$38,376,466	$36,000,457

Accumulation unit activity
Units outstanding at beginning of year	1,593,116	137,975	918,529	16,718,111	15,642,489
Units purchased	97,567	1,437	185,721	2,262,677	255,176
Units redeemed	(121,744)	(5,393)	(225,286)	(3,295,045)	(1,375,805)
Units outstanding at end of year	1,568,939	134,019	878,964	15,685,743	14,521,860

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(267,353)	$(213,224)	$(89,817)	$(296,425)	$(421,930)
Net realized gain (loss) on sales of investments	292,941	357,623	72,408	113,306	4,416
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,781,396	1,361,291	968,847	3,965,056	2,969,022
Net increase (decrease) in net assets resulting from operations	1,806,984	1,505,690	951,438	3,781,937	2,551,508

Contract transactions
Contract purchase payments	1,046,632	55,014	192,139	188,044	34,180
Net transfers(1)	(851,794)	(38,624)	(194,285)	426,972	(1,714,486)
Transfers for policy loans	8,694	3,730	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(245,840)	(149,840)	(150,296)	(454,060)	(621,802)
Contract terminations:
Surrender benefits	(2,393,503)	(1,815,398)	(194,359)	(978,748)	(2,561,575)
Death benefits	(525,522)	(595,399)	(22,943)	(376,678)	(718,145)
Increase (decrease) from transactions	(2,961,333)	(2,540,517)	(369,744)	(1,194,470)	(5,581,828)
Net assets at beginning of year	26,274,225	21,890,274	8,684,655	28,892,386	42,398,093
Net assets at end of year	$25,119,876	$20,855,447	$9,266,349	$31,479,853	$39,367,773

Accumulation unit activity
Units outstanding at beginning of year	21,162,693	17,531,650	8,135,855	24,762,261	39,569,687
Units purchased	1,161,896	285,164	176,053	563,914	124,947
Units redeemed	(3,470,324)	(2,250,191)	(502,704)	(1,536,173)	(5,286,841)
Units outstanding at end of year	18,854,265	15,566,623	7,809,204	23,790,002	34,407,793

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(815,310)	$(5,599,402)	$(8,425,392)	$(4,100,682)	$(3,055,934)
Net realized gain (loss) on sales of investments	1,620,574	11,648,841	23,748,033	14,081,055	19,265,944
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,774,272	64,974,582	71,066,648	34,631,169	19,597,995
Net increase (decrease) in net assets resulting from operations	6,579,536	71,024,021	86,389,289	44,611,542	35,808,005

Contract transactions
Contract purchase payments	236,086	995,438	2,851,554	9,317,509	473,054
Net transfers(1)	(6,483,653)	(280,901)	(4,915,810)	3,034,392	2,679,358
Transfers for policy loans	—	—	1,823	36,708	6,807
Adjustments to net assets allocated to contracts in payment period	—	—	—	63,703	—
Contract charges	(1,033,298)	(8,412,009)	(12,281,535)	(3,822,521)	(2,422,995)
Contract terminations:
Surrender benefits	(4,195,879)	(19,801,174)	(56,583,111)	(27,460,692)	(29,146,875)
Death benefits	(1,133,197)	(5,130,336)	(7,007,660)	(10,350,641)	(8,653,970)
Increase (decrease) from transactions	(12,609,941)	(32,628,982)	(77,934,739)	(29,181,542)	(37,064,621)
Net assets at beginning of year	80,818,146	545,865,336	820,314,320	394,023,401	322,208,885
Net assets at end of year	$74,787,741	$584,260,375	$828,768,870	$409,453,401	$320,952,269

Accumulation unit activity
Units outstanding at beginning of year	69,474,899	399,971,517	616,103,823	236,316,202	191,236,490
Units purchased	265,271	9,763,003	18,474,250	10,476,225	1,954,340
Units redeemed	(10,713,019)	(32,659,170)	(76,402,926)	(27,228,511)	(22,921,708)
Units outstanding at end of year	59,027,151	377,075,350	558,175,147	219,563,916	170,269,122

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Operations
Investment income (loss) — net	$(1,454,488)	$(860,768)	$(675,569)	$(532,086)	$18,981
Net realized gain (loss) on sales of investments	6,803,994	7,428,336	1,704,012	3,237,279	(11,770)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	13,421,412	5,321,275	4,754,353	2,229,584	57,685
Net increase (decrease) in net assets resulting from operations	18,770,918	11,888,843	5,782,796	4,934,777	64,896

Contract transactions
Contract purchase payments	9,487,466	1,004,368	1,175,065	43,208	146,944
Net transfers(1)	(6,655,675)	(4,784,383)	(1,304,891)	(1,469,582)	54,143
Transfers for policy loans	45,778	78,142	5,779	3,218	—
Adjustments to net assets allocated to contracts in payment period	(18,931)	—	109,218	—	—
Contract charges	(623,562)	(506,433)	(567,474)	(371,673)	(4,548)
Contract terminations:
Surrender benefits	(10,962,052)	(7,770,140)	(4,326,615)	(6,050,382)	(31,593)
Death benefits	(428,991)	(1,325,408)	(1,196,565)	(1,500,116)	—
Increase (decrease) from transactions	(9,155,967)	(13,303,854)	(6,105,483)	(9,345,327)	164,946
Net assets at beginning of year	140,345,227	92,293,228	65,320,950	57,449,778	1,204,295
Net assets at end of year	$149,960,178	$90,878,217	$64,998,263	$53,039,228	$1,434,137

Accumulation unit activity
Units outstanding at beginning of year	74,605,373	48,591,859	45,490,551	39,603,491	1,129,391
Units purchased	4,994,655	537,817	1,011,241	168,367	194,958
Units redeemed	(9,531,748)	(7,084,396)	(5,148,873)	(6,384,449)	(43,858)
Units outstanding at end of year	70,068,280	42,045,280	41,352,919	33,387,409	1,280,491

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Operations
Investment income (loss) — net	$(4,179)	$(11,303)	$372	$(18,213)	$13,036
Net realized gain (loss) on sales of investments	41,819	199,768	(13,146)	(16,362)	(1,181)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	70,989	62,678	168,214	302,211	217,643
Net increase (decrease) in net assets resulting from operations	108,629	251,143	155,440	267,636	229,498

Contract transactions
Contract purchase payments	1,315	6,551	199,940	30,622	98,955
Net transfers(1)	177,347	(49,917)	73,218	40,307	(33,604)
Transfers for policy loans	—	603	—	742	—
Adjustments to net assets allocated to contracts in payment period	—	—	779	—	—
Contract charges	(38)	(3,150)	(983)	(1,234)	(673)
Contract terminations:
Surrender benefits	(6,330)	(190,569)	(19,832)	(20,985)	(42,055)
Death benefits	(1,783)	(36,330)	(11,118)	(25,838)	(48,689)
Increase (decrease) from transactions	170,511	(272,812)	242,004	23,614	(26,066)
Net assets at beginning of year	403,478	1,231,122	892,510	2,010,317	1,500,065
Net assets at end of year	$682,618	$1,209,453	$1,289,954	$2,301,567	$1,703,497

Accumulation unit activity
Units outstanding at beginning of year	273,318	473,615	623,375	1,291,988	1,269,862
Units purchased	62,746	2,507	176,155	67,728	75,128
Units redeemed	(20,190)	(98,627)	(22,913)	(54,519)	(100,387)
Units outstanding at end of year	315,874	377,495	776,617	1,305,197	1,244,603

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Operations
Investment income (loss) — net	$(16,686)	$(8,612)	$(23,101)	$(241,094)	$(2,283,256)
Net realized gain (loss) on sales of investments	17,718	9,259	159,538	64,288	2,255,443
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	93,525	86,856	118,903	2,396,718	33,295,469
Net increase (decrease) in net assets resulting from operations	94,557	87,503	255,340	2,219,912	33,267,656

Contract transactions
Contract purchase payments	101,674	45,161	30,423	157,420	1,123,718
Net transfers(1)	215,630	121,341	27,451	96,090	3,863,395
Transfers for policy loans	—	—	941	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(3,935)	(1,940)	(5,118)	(234,278)	(3,807,072)
Contract terminations:
Surrender benefits	(76,895)	(41,067)	(233,276)	(500,969)	(6,163,704)
Death benefits	(32,138)	—	(17,068)	(210,711)	(1,331,136)
Increase (decrease) from transactions	204,336	123,495	(196,647)	(692,448)	(6,314,799)
Net assets at beginning of year	1,423,700	748,569	2,611,346	22,381,810	216,056,317
Net assets at end of year	$1,722,593	$959,567	$2,670,039	$23,909,274	$243,009,174

Accumulation unit activity
Units outstanding at beginning of year	564,584	333,396	750,706	20,016,379	165,011,705
Units purchased	135,032	75,402	20,244	617,572	5,094,216
Units redeemed	(56,716)	(20,515)	(76,572)	(1,211,524)	(9,619,350)
Units outstanding at end of year	642,900	388,283	694,378	19,422,427	160,486,571

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(1,306,654)	$(70,552)	$(30,891)	$20,742
Net realized gain (loss) on sales of investments	977,086	(724,456)	(236,320)	(27,746)
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	15,464,347	2,306,153	1,072,364	49,736
Net increase (decrease) in net assets resulting from operations	15,134,779	1,511,145	805,153	42,732

Contract transactions
Contract purchase payments	1,662,332	82,957	143,059	28,428
Net transfers(1)	6,286,873	(100,729)	(111,614)	(43,769)
Transfers for policy loans	—	204	895	—
Adjustments to net assets allocated to contracts in payment period	—	(1,556)	5,393	—
Contract charges	(1,812,411)	(6,664)	(5,325)	(35)
Contract terminations:
Surrender benefits	(5,415,191)	(640,608)	(417,157)	(19,494)
Death benefits	(1,669,211)	(99,127)	(59,501)	(43,142)
Increase (decrease) from transactions	(947,608)	(765,523)	(444,250)	(78,012)
Net assets at beginning of year	121,919,526	7,660,058	5,273,349	565,030
Net assets at end of year	$136,106,697	$8,405,680	$5,634,252	$529,750

Accumulation unit activity
Units outstanding at beginning of year	100,110,276	1,848,451	2,052,964	519,237
Units purchased	6,704,919	39,137	49,586	29,819
Units redeemed	(7,697,333)	(196,532)	(219,703)	(101,679)
Units outstanding at end of year	99,117,862	1,691,056	1,882,847	447,377

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2022	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$9,711	$119,355	$(76,891)	$10,738	$(4,520)
Net realized gain (loss) on sales of investments	(5,181)	(37,003)	1,956	98,950	16,015
Distributions from capital gains	242,844	—	944,295	778,118	53,328
Net change in unrealized appreciation or depreciation of investments	(410,075)	(708,982)	(3,497,744)	(1,162,770)	(251,234)
Net increase (decrease) in net assets resulting from operations	(162,701)	(626,630)	(2,628,384)	(274,964)	(186,411)

Contract transactions
Contract purchase payments	16,844	73,768	939,045	171,692	4,222
Net transfers(1)	447,554	(8,497)	263,881	(63,259)	(22,756)
Transfers for policy loans	—	6,822	530	11,044	—
Adjustments to net assets allocated to contracts in payment period	—	(2,101)	(9,699)	—	—
Contract charges	(230)	(4,714)	(1,542)	(2,411)	(577)
Contract terminations:
Surrender benefits	(14,482)	(306,368)	(176,154)	(400,096)	(33,461)
Death benefits	(1,750)	(30,564)	(27,846)	(9,714)	—
Increase (decrease) from transactions	447,936	(271,654)	988,215	(292,744)	(52,572)
Net assets at beginning of year	866,153	4,426,711	8,593,363	5,256,291	680,893
Net assets at end of year	$1,151,388	$3,528,427	$6,953,194	$4,688,583	$441,910

Accumulation unit activity
Units outstanding at beginning of year	599,592	2,577,364	1,316,299	1,488,302	186,068
Units purchased	398,620	70,186	419,184	67,429	3,286
Units redeemed	(14,209)	(262,976)	(60,383)	(148,366)	(21,803)
Units outstanding at end of year	984,003	2,384,574	1,675,100	1,407,365	167,551

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(4,493)	$27,121	$(23,541)	$(46,074)	$65,285
Net realized gain (loss) on sales of investments	24,309	(79,842)	56,871	(43,230)	67,760
Distributions from capital gains	250,312	—	477,841	797,891	—
Net change in unrealized appreciation or depreciation of investments	(719,738)	(88,109)	(1,186,896)	(2,986,294)	149,225
Net increase (decrease) in net assets resulting from operations	(449,610)	(140,830)	(675,725)	(2,277,707)	282,270

Contract transactions
Contract purchase payments	30,412	5,028	31,116	140,319	38,243
Net transfers(1)	(33,372)	25,112	(146,979)	205,897	(8,301)
Transfers for policy loans	18,682	—	477	2,682	242
Adjustments to net assets allocated to contracts in payment period	—	(1,025)	(7,303)	—	—
Contract charges	(1,401)	(1,800)	(894)	(1,664)	(542)
Contract terminations:
Surrender benefits	(175,577)	(93,670)	(289,516)	(238,408)	(127,578)
Death benefits	—	(9,852)	(2,354)	(56,139)	(6,898)
Increase (decrease) from transactions	(161,256)	(76,207)	(415,453)	52,687	(104,834)
Net assets at beginning of year	2,588,488	1,142,400	3,255,183	6,481,313	1,785,694
Net assets at end of year	$1,977,622	$925,363	$2,164,005	$4,256,293	$1,963,130

Accumulation unit activity
Units outstanding at beginning of year	692,343	675,597	635,383	1,096,400	1,865,122
Units purchased	24,167	29,621	7,949	112,035	139,001
Units redeemed	(74,506)	(77,892)	(110,398)	(95,148)	(237,498)
Units outstanding at end of year	642,004	627,326	532,934	1,113,287	1,766,625

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Operations
Investment income (loss) — net	$1,427	$3,906	$23,625	$(24,108)	$7,974
Net realized gain (loss) on sales of investments	(2,474)	24,912	50,316	(3,522)	27,580
Distributions from capital gains	34,466	128,073	270,439	322,973	52,048
Net change in unrealized appreciation or depreciation of investments	(109,860)	(453,201)	(394,405)	(1,508,374)	(90,174)
Net increase (decrease) in net assets resulting from operations	(76,441)	(296,310)	(50,025)	(1,213,031)	(2,572)

Contract transactions
Contract purchase payments	1,200	6,253	284,076	7,523	1,010
Net transfers(1)	(881)	(28,268)	(67,388)	(253,391)	(375)
Transfers for policy loans	391	—	(1,263)	242	—
Adjustments to net assets allocated to contracts in payment period	—	(192)	—	—	—
Contract charges	(39)	(295)	(831)	(1,353)	(293)
Contract terminations:
Surrender benefits	(27,986)	(192,664)	(191,224)	(236,613)	(77,684)
Death benefits	—	(13,551)	(22,068)	(21,168)	(2,213)
Increase (decrease) from transactions	(27,315)	(228,717)	1,302	(504,760)	(79,555)
Net assets at beginning of year	288,957	1,199,494	2,145,178	3,778,982	668,535
Net assets at end of year	$185,201	$674,467	$2,096,455	$2,061,191	$586,408

Accumulation unit activity
Units outstanding at beginning of year	141,397	417,152	625,200	602,572	130,779
Units purchased	874	4,255	102,253	7,946	197
Units redeemed	(20,341)	(103,730)	(83,413)	(116,137)	(15,745)
Units outstanding at end of year	121,930	317,677	644,040	494,381	115,231

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III(2)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv(2)	Calvert VP EAFE Intl Index, Cl F(2)
Operations
Investment income (loss) — net	$110,472	$1,914	$(60,412)	$(21)	$2,818
Net realized gain (loss) on sales of investments	393,985	22	(141,284)	(2)	42
Distributions from capital gains	901,644	940	87,366	—	—
Net change in unrealized appreciation or depreciation of investments	(1,438,655)	2,735	(1,012,507)	(314)	1,541
Net increase (decrease) in net assets resulting from operations	(32,554)	5,611	(1,126,837)	(337)	4,401

Contract transactions
Contract purchase payments	497,642	116,372	282,314	2,975	96,875
Net transfers(1)	1,541,797	9,489	77,550	—	112,690
Transfers for policy loans	3,005	—	211	—	—
Adjustments to net assets allocated to contracts in payment period	(2,278)	—	(14,150)	—	—
Contract charges	(3,948)	—	(1,171)	—	—
Contract terminations:
Surrender benefits	(809,177)	(73)	(318,605)	—	(2,571)
Death benefits	(63,108)	—	(13,533)	—	—
Increase (decrease) from transactions	1,163,933	125,788	12,616	2,975	206,994
Net assets at beginning of year	11,642,338	—	6,656,164	—	—
Net assets at end of year	$12,773,717	$131,399	$5,541,943	$2,638	$211,395

Accumulation unit activity
Units outstanding at beginning of year	3,265,500	—	3,669,016	—	—
Units purchased	592,872	135,207	310,499	—	266,283
Units redeemed	(278,661)	—	(294,115)	—	(53,786)
Units outstanding at end of year	3,579,711	135,207	3,685,400	—	212,497

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Calvert VP Nasdaq 100 Index, Cl F(2)	Calv VP Russ 2000 Sm Cap Ind, Cl F(2)	Calvert VP SRI Bal, Cl F(2)	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(1,458)	$449	$208	$1,790	$(4,278)
Net realized gain (loss) on sales of investments	(3,063)	115	(14)	3,714	3,647
Distributions from capital gains	19,208	20,256	3,003	54,252	9,459
Net change in unrealized appreciation or depreciation of investments	(56,719)	(21,018)	(4,454)	(159,724)	(198,102)
Net increase (decrease) in net assets resulting from operations	(42,032)	(198)	(1,257)	(99,968)	(189,274)

Contract transactions
Contract purchase payments	473,871	102,252	54,698	2,851	8,261
Net transfers(1)	147,224	154,214	33,607	570,985	(7,739)
Transfers for policy loans	(2,224)	—	—	980	1,116
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	—	—	(405)	(308)
Contract terminations:
Surrender benefits	(4,741)	(4,169)	(72)	(11,209)	(41,331)
Death benefits	(39,582)	—	—	(1,358)	—
Increase (decrease) from transactions	574,548	252,297	88,233	561,844	(40,001)
Net assets at beginning of year	—	—	—	589,875	666,096
Net assets at end of year	$532,516	$252,099	$86,976	$1,051,751	$436,821

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	217,676	142,001
Units purchased	726,588	285,292	90,782	248,730	14,698
Units redeemed	(102,652)	(22,350)	—	(5,336)	(24,714)
Units outstanding at end of year	623,936	262,942	90,782	461,070	131,985

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(68,004)	$(494,815)	$193,008	$(50,588)	$(23,729)
Net realized gain (loss) on sales of investments	(76,685)	1,224,911	21,464	214,991	76,204
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(994,334)	(9,877,140)	(90,847)	(1,234,875)	(538,905)
Net increase (decrease) in net assets resulting from operations	(1,139,023)	(9,147,044)	123,625	(1,070,472)	(486,430)

Contract transactions
Contract purchase payments	6,526,185	908,581	90,992	248,764	252,057
Net transfers(1)	20,283	2,415,961	(259,134)	(105,110)	195,780
Transfers for policy loans	(7,198)	7,881	132	257	2,734
Adjustments to net assets allocated to contracts in payment period	—	(22,409)	—	—	—
Contract charges	(4,516)	(13,047)	(163)	(551)	(620)
Contract terminations:
Surrender benefits	(186,425)	(2,726,735)	(67,385)	(281,077)	(23,570)
Death benefits	—	(484,436)	—	(43,621)	(104,605)
Increase (decrease) from transactions	6,348,329	85,796	(235,558)	(181,338)	321,776
Net assets at beginning of year	3,011,236	51,780,246	753,755	5,556,921	2,287,632
Net assets at end of year	$8,220,542	$42,718,998	$641,822	$4,305,111	$2,122,978

Accumulation unit activity
Units outstanding at beginning of year	2,844,548	16,796,010	1,073,229	1,796,009	479,889
Units purchased	7,250,457	1,336,329	143,283	100,185	107,983
Units redeemed	(673,552)	(1,259,747)	(434,401)	(162,226)	(32,228)
Units outstanding at end of year	9,421,453	16,872,592	782,111	1,733,968	555,644

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(196,882)	$(46,193)	$(208,914)	$38,150	$(26,310)
Net realized gain (loss) on sales of investments	1,332,507	111,578	1,628,734	(66,571)	(70,078)
Distributions from capital gains	—	—	—	—	768,081
Net change in unrealized appreciation or depreciation of investments	(5,353,125)	(150,502)	(1,946,962)	(225,010)	(1,784,734)
Net increase (decrease) in net assets resulting from operations	(4,217,500)	(85,117)	(527,142)	(253,431)	(1,113,041)

Contract transactions
Contract purchase payments	105,458	1,329,428	198,260	66,388	265,323
Net transfers(1)	(417,022)	484,526	(541,739)	(121,554)	230,427
Transfers for policy loans	32,353	247	19,219	—	—
Adjustments to net assets allocated to contracts in payment period	(20,589)	—	(16,436)	—	—
Contract charges	(14,163)	(529)	(13,659)	(142)	(404)
Contract terminations:
Surrender benefits	(1,112,061)	(121,221)	(1,561,750)	(64,988)	(57,400)
Death benefits	(204,833)	(78,297)	(204,910)	(28,109)	(50,800)
Increase (decrease) from transactions	(1,630,857)	1,614,154	(2,121,015)	(148,405)	387,146
Net assets at beginning of year	21,945,892	3,600,265	23,276,838	1,477,975	3,116,300
Net assets at end of year	$16,097,535	$5,129,302	$20,628,681	$1,076,139	$2,390,405

Accumulation unit activity
Units outstanding at beginning of year	5,345,395	1,208,135	5,967,725	1,313,046	1,783,013
Units purchased	68,813	637,671	57,401	73,909	387,883
Units redeemed	(553,961)	(74,523)	(625,282)	(232,898)	(111,167)
Units outstanding at end of year	4,860,247	1,771,283	5,399,844	1,154,057	2,059,729

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(48,461)	$18,581	$69,635	$35,226	$18,648
Net realized gain (loss) on sales of investments	(397,844)	(30,204)	(126,521)	1	13
Distributions from capital gains	1,392,281	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,305,673)	(134,476)	(406,209)	(1)	(13)
Net increase (decrease) in net assets resulting from operations	(2,359,697)	(146,099)	(463,095)	35,226	18,648

Contract transactions
Contract purchase payments	80,449	210,809	17,038	7,261,937	104,098
Net transfers(1)	(294,251)	(10,413)	(65,891)	662,396	2,322,945
Transfers for policy loans	6,237	—	5,212	7,435	10,168
Adjustments to net assets allocated to contracts in payment period	(1,780)	—	(68)	—	(740)
Contract charges	(5,082)	(130)	(5,631)	(1,337)	(8,973)
Contract terminations:
Surrender benefits	(533,144)	(13,633)	(215,974)	(664,963)	(1,347,190)
Death benefits	(46,205)	(53,666)	(70,008)	(12,244)	(110,326)
Increase (decrease) from transactions	(793,776)	132,967	(335,322)	7,253,224	969,982
Net assets at beginning of year	7,130,052	961,507	3,335,010	6,474,065	6,995,301
Net assets at end of year	$3,976,579	$948,375	$2,536,593	$13,762,515	$7,983,931

Accumulation unit activity
Units outstanding at beginning of year	2,137,815	940,419	2,042,473	7,055,355	6,690,321
Units purchased	64,458	242,328	16,227	14,429,535	2,503,316
Units redeemed	(450,048)	(99,598)	(243,748)	(6,838,824)	(1,507,966)
Units outstanding at end of year	1,752,225	1,083,149	1,814,952	14,646,066	7,685,671

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$138,200	$232,188	$158,883	$199,234	$96,430
Net realized gain (loss) on sales of investments	(63,782)	(66,903)	(63,443)	(244,850)	(94,243)
Distributions from capital gains	25,019	39,808	139,755	167,161	3,348
Net change in unrealized appreciation or depreciation of investments	(565,352)	(950,805)	(688,130)	(734,243)	(971,969)
Net increase (decrease) in net assets resulting from operations	(465,915)	(745,712)	(452,935)	(612,698)	(966,434)

Contract transactions
Contract purchase payments	586,784	26,929	589,279	37,062	1,171,099
Net transfers(1)	(313,961)	(76,033)	(183,337)	(260,215)	(229,071)
Transfers for policy loans	1,017	3,594	1,264	2,126	(24,876)
Adjustments to net assets allocated to contracts in payment period	—	(3,281)	—	(1,605)	—
Contract charges	(555)	(2,713)	(1,353)	(7,928)	(1,399)
Contract terminations:
Surrender benefits	(90,471)	(333,311)	(126,309)	(494,430)	(95,872)
Death benefits	(133,859)	(69,300)	(26,218)	(136,545)	(21,726)
Increase (decrease) from transactions	48,955	(454,115)	253,326	(861,535)	798,155
Net assets at beginning of year	3,963,655	6,497,354	4,027,050	5,690,279	5,102,635
Net assets at end of year	$3,546,695	$5,297,527	$3,827,441	$4,216,046	$4,934,356

Accumulation unit activity
Units outstanding at beginning of year	2,131,866	2,070,682	2,231,630	2,341,439	3,643,234
Units purchased	383,065	28,585	361,434	17,468	986,147
Units redeemed	(321,206)	(181,694)	(205,439)	(405,042)	(326,180)
Units outstanding at end of year	2,193,725	1,917,573	2,387,625	1,953,865	4,303,201

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$267,393	$(52,411)	$(33,974)	$(74,091)	$(580,482)
Net realized gain (loss) on sales of investments	(325,509)	43,755	354,756	(25,988)	1,294,122
Distributions from capital gains	8,429	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,611,330)	(1,844,763)	(1,999,773)	(1,156,153)	(13,661,427)
Net increase (decrease) in net assets resulting from operations	(2,661,017)	(1,853,419)	(1,678,991)	(1,256,232)	(12,947,787)

Contract transactions
Contract purchase payments	85,429	1,219,866	28,998	7,360,280	3,647,175
Net transfers(1)	137,909	492,702	151,263	127,295	315,807
Transfers for policy loans	31,875	318	—	(25,084)	(24,991)
Adjustments to net assets allocated to contracts in payment period	(8,117)	—	—	—	—
Contract charges	(18,851)	(1,382)	(3,714)	(8,748)	(21,573)
Contract terminations:
Surrender benefits	(1,164,873)	(64,989)	(278,292)	(56,054)	(2,250,006)
Death benefits	(305,889)	(59,665)	(98,957)	—	(105,856)
Increase (decrease) from transactions	(1,242,517)	1,586,850	(200,702)	7,397,689	1,560,556
Net assets at beginning of year	15,328,061	5,118,899	5,239,854	3,954,143	66,822,495
Net assets at end of year	$11,424,527	$4,852,330	$3,360,161	$10,095,600	$55,435,264

Accumulation unit activity
Units outstanding at beginning of year	7,536,919	881,680	1,775,067	3,471,444	16,719,178
Units purchased	247,529	395,724	51,955	7,862,546	1,224,986
Units redeemed	(901,020)	(30,606)	(194,148)	(345,966)	(722,547)
Units outstanding at end of year	6,883,428	1,246,798	1,632,874	10,988,024	17,221,617

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2(2)
Operations
Investment income (loss) — net	$(17,919)	$13,578	$(3,266)	$(8,353)	$—
Net realized gain (loss) on sales of investments	(23,788)	(63,990)	(5,662)	(16,111)	—
Distributions from capital gains	—	29,707	62,879	227,869	—
Net change in unrealized appreciation or depreciation of investments	(241,577)	(335,446)	(207,588)	(786,164)	(33)
Net increase (decrease) in net assets resulting from operations	(283,284)	(356,151)	(153,637)	(582,759)	(33)

Contract transactions
Contract purchase payments	515,063	89,465	58,588	27,166	408
Net transfers(1)	212,752	214,653	23,987	(51,301)	—
Transfers for policy loans	—	653	—	4,583	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,459)	—
Contract charges	(3,408)	(285)	(450)	(1,369)	—
Contract terminations:
Surrender benefits	(209,974)	(31,558)	(58,742)	(214,766)	—
Death benefits	(9,099)	(2,436)	(921)	(29,082)	—
Increase (decrease) from transactions	505,334	270,492	22,462	(268,228)	408
Net assets at beginning of year	3,807,697	1,297,405	985,927	3,685,008	—
Net assets at end of year	$4,029,747	$1,211,746	$854,752	$2,834,021	$375

Accumulation unit activity
Units outstanding at beginning of year	3,317,949	962,767	523,869	1,871,697	—
Units purchased	683,261	393,520	52,629	54,004	—
Units redeemed	(225,300)	(104,643)	(37,481)	(208,376)	—
Units outstanding at end of year	3,775,910	1,251,644	539,017	1,717,325	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(31,319)	$(9,094)	$(17,164)	$(37,934)	$(18,369)
Net realized gain (loss) on sales of investments	50,675	16,499	52,931	197,684	57,023
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(87,937)	(36,543)	(602,359)	(1,666,006)	(208,979)
Net increase (decrease) in net assets resulting from operations	(68,581)	(29,138)	(566,592)	(1,506,256)	(170,325)

Contract transactions
Contract purchase payments	1,514,166	18,223	532,930	59,147	444,390
Net transfers(1)	126,580	88,053	(55,852)	(114,453)	107,937
Transfers for policy loans	—	—	—	1,749	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,895)	—
Contract charges	(147)	(627)	(326)	(1,238)	(540)
Contract terminations:
Surrender benefits	(72,200)	(31,932)	(20,343)	(155,359)	(71,495)
Death benefits	(26,653)	—	(63,384)	(16,770)	(47,679)
Increase (decrease) from transactions	1,541,746	73,717	393,025	(228,819)	432,613
Net assets at beginning of year	2,062,278	953,079	1,755,361	4,790,719	1,585,200
Net assets at end of year	$3,535,443	$997,658	$1,581,794	$3,055,644	$1,847,488

Accumulation unit activity
Units outstanding at beginning of year	535,989	271,239	447,963	1,181,627	435,197
Units purchased	597,565	31,969	222,760	18,600	169,270
Units redeemed	(38,522)	(10,148)	(74,680)	(93,142)	(38,820)
Units outstanding at end of year	1,095,032	293,060	596,043	1,107,085	565,647

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2(2)	Col VP Sm Cap Val, Cl 2(2)
Operations
Investment income (loss) — net	$(17,183)	$(11,522)	$(12,558)	$(172)	$(24)
Net realized gain (loss) on sales of investments	141,319	24,468	56,524	(14)	(2)
Distributions from capital gains	—	—	—	1,204	468
Net change in unrealized appreciation or depreciation of investments	(345,023)	(189,278)	(297,923)	(3,013)	(508)
Net increase (decrease) in net assets resulting from operations	(220,887)	(176,332)	(253,957)	(1,995)	(66)

Contract transactions
Contract purchase payments	21,969	339,091	18,357	71,525	13,801
Net transfers(1)	(49,445)	(7,046)	141,823	15,031	—
Transfers for policy loans	1,224	—	516	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	1,611	—	—
Contract charges	(1,317)	(373)	(792)	—	—
Contract terminations:
Surrender benefits	(161,567)	(46,886)	(77,891)	(112)	—
Death benefits	(5,691)	(28,216)	(431)	—	—
Increase (decrease) from transactions	(194,827)	256,570	83,193	86,444	13,801
Net assets at beginning of year	2,158,691	1,023,560	1,586,009	—	—
Net assets at end of year	$1,742,977	$1,103,798	$1,415,245	$84,449	$13,735

Accumulation unit activity
Units outstanding at beginning of year	568,340	302,229	393,538	—	—
Units purchased	6,729	198,844	54,500	96,845	12,735
Units redeemed	(61,070)	(47,412)	(25,126)	—	—
Units outstanding at end of year	513,999	453,661	422,912	96,845	12,735

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$51,662	$12,400	$28,063	$110,144	$27,225
Net realized gain (loss) on sales of investments	(102,575)	(10,615)	(74,272)	(54,301)	(14,743)
Distributions from capital gains	135,105	—	—	—	39,356
Net change in unrealized appreciation or depreciation of investments	(546,055)	(224,562)	(390,288)	57,373	(294,235)
Net increase (decrease) in net assets resulting from operations	(461,863)	(222,777)	(436,497)	113,216	(242,397)

Contract transactions
Contract purchase payments	206,837	317,519	14,682	22,777	535,166
Net transfers(1)	(317,015)	86,176	(319,043)	(32,925)	13,301
Transfers for policy loans	—	—	7,249	2,122	—
Adjustments to net assets allocated to contracts in payment period	—	—	(2,131)	—	—
Contract charges	(331)	(1,204)	(2,320)	(492)	(91)
Contract terminations:
Surrender benefits	(81,776)	(49,301)	(339,722)	(211,145)	(22,104)
Death benefits	(127,422)	(6,319)	(56,457)	(5,129)	—
Increase (decrease) from transactions	(319,707)	346,871	(697,742)	(224,792)	526,272
Net assets at beginning of year	3,732,435	1,383,058	3,302,094	679,108	1,140,565
Net assets at end of year	$2,950,865	$1,507,152	$2,167,855	$567,532	$1,424,440

Accumulation unit activity
Units outstanding at beginning of year	2,835,321	1,224,984	2,335,010	1,133,835	880,659
Units purchased	227,756	401,877	16,255	36,337	469,724
Units redeemed	(509,394)	(56,756)	(568,206)	(345,471)	(35,498)
Units outstanding at end of year	2,553,683	1,570,105	1,783,059	824,701	1,314,885

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$64,592	$110,061	$3,128	$(45,489)	$(13,177)
Net realized gain (loss) on sales of investments	(57,050)	(178,973)	(7,012)	102,079	(32,747)
Distributions from capital gains	35,620	57,305	206,744	—	—
Net change in unrealized appreciation or depreciation of investments	(416,072)	(652,279)	(510,120)	(383,524)	(704,760)
Net increase (decrease) in net assets resulting from operations	(372,910)	(663,886)	(307,260)	(326,934)	(750,684)

Contract transactions
Contract purchase payments	397,446	10,325	56,418	470,681	144,787
Net transfers(1)	(373,818)	(152,620)	31,829	268,751	(158,161)
Transfers for policy loans	—	419	—	2,136	428
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(144)	(9,525)	(139)	(1,158)	(632)
Contract terminations:
Surrender benefits	(128,586)	(362,861)	(16,480)	(132,393)	(6,591)
Death benefits	(50,221)	(126,358)	(15,737)	(128,211)	(15,568)
Increase (decrease) from transactions	(155,323)	(640,620)	55,891	479,806	(35,737)
Net assets at beginning of year	2,130,843	3,947,405	1,210,627	4,385,900	1,823,061
Net assets at end of year	$1,602,610	$2,642,899	$959,258	$4,538,772	$1,036,640

Accumulation unit activity
Units outstanding at beginning of year	1,487,081	2,285,904	472,608	1,250,466	342,801
Units purchased	316,448	7,327	48,847	232,916	42,479
Units redeemed	(424,144)	(416,759)	(21,100)	(88,780)	(50,645)
Units outstanding at end of year	1,379,385	1,876,472	500,355	1,394,602	334,635

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(49,484)	$(28,648)	$(36,514)	$(1,633)	$(50,900)
Net realized gain (loss) on sales of investments	294,102	8,794	64,170	(33,725)	91,924
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,210,334)	(941,230)	(239,724)	(174,189)	(223,637)
Net increase (decrease) in net assets resulting from operations	(1,965,716)	(961,084)	(212,068)	(209,547)	(182,613)

Contract transactions
Contract purchase payments	46,031	182,001	234,884	395,134	638,203
Net transfers(1)	33,204	(687,483)	449,286	755,520	151,863
Transfers for policy loans	825	258	(1,116)	—	(3,815)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,622)	(898)	(866)	(222)	(2,501)
Contract terminations:
Surrender benefits	(420,737)	(72,984)	(105,836)	(57,509)	(133,054)
Death benefits	(34,495)	(7,651)	(6,901)	(6,103)	(57,761)
Increase (decrease) from transactions	(380,794)	(586,757)	569,451	1,086,820	592,935
Net assets at beginning of year	6,985,273	3,180,572	3,411,855	1,022,523	4,729,692
Net assets at end of year	$4,638,763	$1,632,731	$3,769,238	$1,899,796	$5,140,014

Accumulation unit activity
Units outstanding at beginning of year	2,585,299	592,072	1,128,063	849,228	1,152,601
Units purchased	43,820	93,529	241,315	1,173,697	219,206
Units redeemed	(221,625)	(250,992)	(46,277)	(129,152)	(52,723)
Units outstanding at end of year	2,407,494	434,609	1,323,101	1,893,773	1,319,084

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl(2)	Del VIP Intl, Serv Cl(2)
Operations
Investment income (loss) — net	$(10,499)	$(11,551)	$2,910	$(32)	$(5)
Net realized gain (loss) on sales of investments	120,765	49,733	(12,778)	—	(1)
Distributions from capital gains	—	—	46,408	—	—
Net change in unrealized appreciation or depreciation of investments	(161,748)	(412,912)	(146,257)	(303)	(114)
Net increase (decrease) in net assets resulting from operations	(51,482)	(374,730)	(109,717)	(335)	(120)

Contract transactions
Contract purchase payments	14,262	68,628	1,830	21,275	1,275
Net transfers(1)	7,758	(65,436)	(4,117)	19,643	—
Transfers for policy loans	1,046	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	(1,494)	—	—	—	—
Contract charges	(855)	(256)	(119)	—	—
Contract terminations:
Surrender benefits	(222,715)	(20,531)	(38,385)	—	—
Death benefits	(415)	—	(31,985)	—	—
Increase (decrease) from transactions	(202,413)	(17,595)	(72,776)	40,918	1,275
Net assets at beginning of year	1,289,472	1,420,688	728,735	—	—
Net assets at end of year	$1,035,577	$1,028,363	$546,242	$40,583	$1,155

Accumulation unit activity
Units outstanding at beginning of year	298,936	327,881	454,329	—	—
Units purchased	14,882	18,581	2,189	62,208	—
Units redeemed	(63,575)	(23,586)	(53,806)	(20,952)	—
Units outstanding at end of year	250,243	322,876	402,712	41,256	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2(2)	Fid VIP Energy, Serv Cl 2(2)
Operations
Investment income (loss) — net	$50,251	$144,594	$(266,141)	$304	$1,775
Net realized gain (loss) on sales of investments	3,405	(29,997)	527,876	4	468
Distributions from capital gains	870	—	1,812,376	—	—
Net change in unrealized appreciation or depreciation of investments	(134,726)	(248,440)	(14,578,878)	1,736	4,833
Net increase (decrease) in net assets resulting from operations	(80,200)	(133,843)	(12,504,767)	2,044	7,076

Contract transactions
Contract purchase payments	61,129	797,181	2,898,451	18,756	132,137
Net transfers(1)	(5,518)	222,191	(357,352)	1,669	(3,717)
Transfers for policy loans	—	(3,933)	4,506	—	—
Adjustments to net assets allocated to contracts in payment period	—	(497)	(12,323)	—	—
Contract charges	(124)	(4,483)	(14,196)	—	—
Contract terminations:
Surrender benefits	(31,059)	(357,640)	(2,400,109)	—	(301)
Death benefits	(29,606)	(88,816)	(278,111)	—	(20,272)
Increase (decrease) from transactions	(5,178)	564,003	(159,134)	20,425	107,847
Net assets at beginning of year	926,609	3,827,349	45,829,872	—	—
Net assets at end of year	$841,231	$4,257,509	$33,165,971	$22,469	$114,923

Accumulation unit activity
Units outstanding at beginning of year	764,235	2,538,933	10,590,512	—	—
Units purchased	72,554	733,623	992,450	22,332	117,495
Units redeemed	(76,843)	(331,693)	(1,031,775)	—	(19,919)
Units outstanding at end of year	759,946	2,940,863	10,551,187	22,332	97,576

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2(2)	Fid VIP Intl Cap Appr, Serv Cl 2(2)	Fid VIP Invest Gr, Serv Cl 2(2)
Operations
Investment income (loss) — net	$4,666	$38,879	$(96)	$(59)	$1,635
Net realized gain (loss) on sales of investments	152,664	209,409	(3)	108	—
Distributions from capital gains	16,696	135,610	—	—	—
Net change in unrealized appreciation or depreciation of investments	(237,147)	(810,806)	(1,725)	781	(1,368)
Net increase (decrease) in net assets resulting from operations	(63,121)	(426,908)	(1,824)	830	267

Contract transactions
Contract purchase payments	2,150	135,590	27,774	37,785	77,467
Net transfers(1)	(52,476)	(67,993)	5,051	—	44,197
Transfers for policy loans	(1,546)	8,242	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	(7,950)	—	—	—
Contract charges	(251)	(3,627)	—	—	—
Contract terminations:
Surrender benefits	(354,984)	(445,781)	—	(71)	—
Death benefits	(1,653)	(8,605)	—	—	—
Increase (decrease) from transactions	(408,760)	(390,124)	32,825	37,714	121,664
Net assets at beginning of year	1,251,168	7,249,226	—	—	—
Net assets at end of year	$779,287	$6,432,194	$31,001	$38,544	$121,931

Accumulation unit activity
Units outstanding at beginning of year	366,490	1,787,326	—	—	—
Units purchased	654	169,672	33,685	40,530	179,863
Units redeemed	(125,270)	(159,739)	—	—	(52,792)
Units outstanding at end of year	241,874	1,797,259	33,685	40,530	127,071

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(7,941)	$(160,820)	$193	$(1,744)	$226,368
Net realized gain (loss) on sales of investments	62,805	(45,404)	2,046	35,685	(79,578)
Distributions from capital gains	109,971	1,588,181	1,892	21,786	8,738
Net change in unrealized appreciation or depreciation of investments	(489,313)	(5,777,725)	(70,229)	(833,453)	(1,321,708)
Net increase (decrease) in net assets resulting from operations	(324,478)	(4,395,768)	(66,098)	(777,726)	(1,166,180)

Contract transactions
Contract purchase payments	16,896	1,134,002	2,130	35,337	1,402,017
Net transfers(1)	(52,802)	(856,108)	3,167	(44,064)	(92,280)
Transfers for policy loans	—	12,286	—	10,978	6,039
Adjustments to net assets allocated to contracts in payment period	—	(1,951)	—	(240)	—
Contract charges	(481)	(11,818)	(52)	(1,093)	(3,297)
Contract terminations:
Surrender benefits	(370,173)	(1,500,764)	(15,086)	(179,974)	(297,652)
Death benefits	(14,364)	(202,216)	(3,276)	(4,721)	(5,573)
Increase (decrease) from transactions	(420,924)	(1,426,569)	(13,117)	(183,777)	1,009,254
Net assets at beginning of year	2,209,929	27,803,410	264,497	3,108,471	8,972,699
Net assets at end of year	$1,464,527	$21,981,073	$185,282	$2,146,968	$8,815,773

Accumulation unit activity
Units outstanding at beginning of year	342,954	5,325,612	112,251	1,117,117	7,070,720
Units purchased	2,878	277,049	3,050	40,527	1,292,978
Units redeemed	(77,425)	(652,175)	(9,992)	(121,874)	(438,697)
Units outstanding at end of year	268,407	4,950,486	105,309	1,035,770	7,925,001

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4(2)	Frank Mutual Gbl Dis, Cl 4(2)	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$35,407	$152,326	$8,621	$72	$67,857
Net realized gain (loss) on sales of investments	(26,995)	(6,976)	(4,119)	(11)	(18,138)
Distributions from capital gains	165,711	80,497	4,248	892	923,097
Net change in unrealized appreciation or depreciation of investments	(919,641)	(509,949)	(7,027)	(1,474)	(1,763,475)
Net increase (decrease) in net assets resulting from operations	(745,518)	(284,102)	1,723	(521)	(790,659)

Contract transactions
Contract purchase payments	36,452	170,545	377,804	11,355	118,269
Net transfers(1)	14,377	336,113	50,006	—	(570,645)
Transfers for policy loans	6,788	—	—	—	18,043
Adjustments to net assets allocated to contracts in payment period	(848)	—	—	—	—
Contract charges	(1,865)	(836)	—	—	(3,708)
Contract terminations:
Surrender benefits	(110,116)	(100,736)	(3,155)	(71)	(870,408)
Death benefits	(11,911)	(60,142)	(80,487)	—	(71,503)
Increase (decrease) from transactions	(67,123)	344,944	344,168	11,284	(1,379,952)
Net assets at beginning of year	2,827,388	4,247,122	—	—	9,988,506
Net assets at end of year	$2,014,747	$4,307,964	$345,891	$10,763	$7,817,895

Accumulation unit activity
Units outstanding at beginning of year	1,007,359	2,733,757	—	—	4,051,882
Units purchased	28,474	436,206	441,495	9,717	54,713
Units redeemed	(61,833)	(199,189)	(84,234)	—	(653,487)
Units outstanding at end of year	974,000	2,970,774	357,261	9,717	3,453,108

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4(2)	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv(2)
Operations
Investment income (loss) — net	$(1,184)	$(88)	$(13,017)	$12,271	$356
Net realized gain (loss) on sales of investments	(68,841)	—	78,641	(3,196)	(27)
Distributions from capital gains	1,377,574	222	957,784	—	—
Net change in unrealized appreciation or depreciation of investments	(2,247,155)	1,364	(1,838,749)	(59,781)	(585)
Net increase (decrease) in net assets resulting from operations	(939,606)	1,498	(815,341)	(50,706)	(256)

Contract transactions
Contract purchase payments	224,585	28,587	35,580	20,814	12,904
Net transfers(1)	(118,177)	6,908	(161,007)	(21,902)	1,570
Transfers for policy loans	215	—	1,232	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(3,240)	—	—
Contract charges	(3,289)	—	(5,270)	(62)	—
Contract terminations:
Surrender benefits	(563,873)	(71)	(466,498)	(43,221)	—
Death benefits	(142,031)	—	(32,499)	—	—
Increase (decrease) from transactions	(602,570)	35,424	(631,702)	(44,371)	14,474
Net assets at beginning of year	8,656,216	—	7,657,789	669,316	—
Net assets at end of year	$7,114,040	$36,922	$6,210,746	$574,239	$14,218

Accumulation unit activity
Units outstanding at beginning of year	1,932,010	—	1,084,417	661,162	—
Units purchased	84,082	36,203	5,875	21,934	13,627
Units redeemed	(260,338)	—	(101,235)	(69,457)	(74)
Units outstanding at end of year	1,755,754	36,203	989,057	613,639	13,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv(2)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(1,664)	$(51)	$(4,819)	$(3,089)	$(16,122)
Net realized gain (loss) on sales of investments	(9,033)	(3)	6,358	6,633	10,914
Distributions from capital gains	1,633	301	19,258	94,419	479,598
Net change in unrealized appreciation or depreciation of investments	(60,764)	(1,270)	(984,467)	(242,521)	(1,225,102)
Net increase (decrease) in net assets resulting from operations	(69,828)	(1,023)	(963,670)	(144,558)	(750,712)

Contract transactions
Contract purchase payments	2,718	35,693	28,087	4,196	628
Net transfers(1)	—	—	(66,024)	593	39,197
Transfers for policy loans	—	—	—	—	2,727
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(54)	—	(5,427)	(122)	(4,916)
Contract terminations:
Surrender benefits	(294,305)	(73)	(329,402)	(21,388)	(126,747)
Death benefits	(1,204)	—	(48,462)	—	(40,958)
Increase (decrease) from transactions	(292,845)	35,620	(421,228)	(16,721)	(130,069)
Net assets at beginning of year	507,763	—	4,784,020	470,460	2,346,357
Net assets at end of year	$145,090	$34,597	$3,399,122	$309,181	$1,465,576

Accumulation unit activity
Units outstanding at beginning of year	114,448	—	1,236,025	120,265	615,872
Units purchased	700	35,315	11,380	1,571	25,317
Units redeemed	(74,629)	—	(146,652)	(6,027)	(75,647)
Units outstanding at end of year	40,519	35,315	1,100,753	115,809	565,542

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II(2)	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$81,860	$18,308	$(17,957)	$(209)	$(5,767)
Net realized gain (loss) on sales of investments	(16,356)	279,830	40,894	(14)	(604)
Distributions from capital gains	46,437	134,387	831,777	58	185,984
Net change in unrealized appreciation or depreciation of investments	(328,342)	(450,945)	(2,258,775)	(1,398)	(492,502)
Net increase (decrease) in net assets resulting from operations	(216,401)	(18,420)	(1,404,061)	(1,563)	(312,889)

Contract transactions
Contract purchase payments	136,070	138,715	18,429	31,228	4,147
Net transfers(1)	34,226	(343,338)	(89,918)	90,832	(7,793)
Transfers for policy loans	—	2,814	4,184	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(4,151)	—	—
Contract charges	(176)	(9,443)	(2,179)	—	(352)
Contract terminations:
Surrender benefits	(112,704)	(442,586)	(268,839)	(2,278)	(80,756)
Death benefits	—	(146,752)	(32,845)	—	—
Increase (decrease) from transactions	57,416	(800,590)	(375,319)	119,782	(84,754)
Net assets at beginning of year	1,351,562	5,001,409	6,637,184	—	1,006,396
Net assets at end of year	$1,192,577	$4,182,399	$4,857,804	$118,219	$608,753

Accumulation unit activity
Units outstanding at beginning of year	942,975	1,591,460	1,288,133	—	565,092
Units purchased	131,309	51,125	5,416	126,727	4,014
Units redeemed	(87,864)	(305,819)	(91,527)	(2,232)	(69,767)
Units outstanding at end of year	986,420	1,336,766	1,202,022	124,495	499,339

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	99

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Operations
Investment income (loss) — net	$(4,388)	$5,908	$1,514	$9,382	$(74,864)
Net realized gain (loss) on sales of investments	(3,799)	21,868	29,355	(5,002)	2,166
Distributions from capital gains	133,002	81,787	38,811	225,143	1,334,058
Net change in unrealized appreciation or depreciation of investments	(323,174)	(132,306)	(86,915)	(753,893)	(4,463,005)
Net increase (decrease) in net assets resulting from operations	(198,359)	(22,743)	(17,235)	(524,370)	(3,201,645)

Contract transactions
Contract purchase payments	13,121	4,034	6,692	20,718	303,246
Net transfers(1)	4,826	9,612	(60,719)	(88,016)	456,819
Transfers for policy loans	—	109	86	(72)	10,269
Adjustments to net assets allocated to contracts in payment period	—	—	—	(5,019)	—
Contract charges	(524)	(190)	(554)	(1,926)	(1,329)
Contract terminations:
Surrender benefits	(45,852)	(89,802)	(93,350)	(332,758)	(325,958)
Death benefits	(20,799)	—	(554)	(1,421)	(158,196)
Increase (decrease) from transactions	(49,228)	(76,237)	(148,399)	(408,494)	284,851
Net assets at beginning of year	630,583	750,867	459,302	2,783,813	9,729,855
Net assets at end of year	$382,996	$651,887	$293,668	$1,850,949	$6,813,061

Accumulation unit activity
Units outstanding at beginning of year	356,290	292,608	183,680	1,176,116	2,550,054
Units purchased	19,393	15,190	2,969	12,620	300,469
Units redeemed	(58,464)	(46,156)	(65,617)	(220,599)	(188,799)
Units outstanding at end of year	317,219	261,642	121,032	968,137	2,661,724

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(66,103)	$(13,083)	$(109)	$(40,859)	$(9,227)
Net realized gain (loss) on sales of investments	(281,296)	(2,774)	(2,584)	36,292	24,252
Distributions from capital gains	—	218,523	61,414	638,162	399,155
Net change in unrealized appreciation or depreciation of investments	(685,413)	(432,126)	(114,718)	(1,642,488)	(1,039,250)
Net increase (decrease) in net assets resulting from operations	(1,032,812)	(229,460)	(55,997)	(1,008,893)	(625,070)

Contract transactions
Contract purchase payments	80,474	19,421	2,071	282,340	6,825
Net transfers(1)	(333,467)	168,780	(14,163)	59,952	10,147
Transfers for policy loans	2,704	622	—	5,350	(2,491)
Adjustments to net assets allocated to contracts in payment period	(3,569)	(4,032)	—	—	—
Contract charges	(10,448)	(705)	(138)	(1,061)	(1,438)
Contract terminations:
Surrender benefits	(578,585)	(86,081)	(26,254)	(158,686)	(121,406)
Death benefits	(105,212)	(10,300)	(31,366)	(22,107)	(11,095)
Increase (decrease) from transactions	(948,103)	87,705	(69,850)	165,788	(119,458)
Net assets at beginning of year	8,438,146	1,598,747	272,441	5,972,419	1,603,366
Net assets at end of year	$6,457,231	$1,456,992	$146,594	$5,129,314	$858,838

Accumulation unit activity
Units outstanding at beginning of year	5,314,041	433,810	149,205	1,470,327	407,344
Units purchased	73,308	71,417	1,356	107,532	7,370
Units redeemed	(744,154)	(42,163)	(49,053)	(60,981)	(47,847)
Units outstanding at end of year	4,643,195	463,064	101,508	1,516,878	366,867

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	101

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Tech, Ser II(2)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv(2)
Operations
Investment income (loss) — net	$(51)	$(23,263)	$(4,779)	$14,456	$(107)
Net realized gain (loss) on sales of investments	(14)	62,818	159,604	(43,692)	6
Distributions from capital gains	7,888	372,149	94,836	26,517	471
Net change in unrealized appreciation or depreciation of investments	(9,476)	(2,936,390)	(393,721)	(264,013)	(1,659)
Net increase (decrease) in net assets resulting from operations	(1,653)	(2,524,686)	(144,060)	(266,732)	(1,289)

Contract transactions
Contract purchase payments	28,051	576,620	2,000	136,881	41,975
Net transfers(1)	(4)	1,441,795	—	14,423	397
Transfers for policy loans	—	211	1,120	118	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(2,883)	(225)	(324)	—
Contract terminations:
Surrender benefits	—	(500,175)	(432,820)	(170,083)	(161)
Death benefits	—	(186,630)	—	—	—
Increase (decrease) from transactions	28,047	1,328,938	(429,925)	(18,985)	42,211
Net assets at beginning of year	—	14,328,360	1,027,039	1,789,490	—
Net assets at end of year	$26,394	$13,132,612	$453,054	$1,503,773	$40,922

Accumulation unit activity
Units outstanding at beginning of year	—	9,219,180	345,083	1,522,156	—
Units purchased	30,894	1,551,499	1,219	207,636	44,644
Units redeemed	—	(529,418)	(164,055)	(226,422)	—
Units outstanding at end of year	30,894	10,241,261	182,247	1,503,370	44,644

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv(2)	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(7,999)	$8,252	$(28,329)	$49	$(11,195)
Net realized gain (loss) on sales of investments	78,010	6,034	38,208	(1)	3,501
Distributions from capital gains	179,084	—	529,811	—	58,683
Net change in unrealized appreciation or depreciation of investments	(852,767)	(119,630)	(1,683,027)	(189)	(269,111)
Net increase (decrease) in net assets resulting from operations	(603,672)	(105,344)	(1,143,337)	(141)	(218,122)

Contract transactions
Contract purchase payments	37,429	69,708	80,097	1,700	40,497
Net transfers(1)	13,040	(12,010)	52,050	(2)	968
Transfers for policy loans	672	2,690	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(222)	(328)	(3,503)	—	(98)
Contract terminations:
Surrender benefits	(397,622)	(74,773)	(186,219)	—	(40,233)
Death benefits	—	(29,905)	(21,265)	—	—
Increase (decrease) from transactions	(346,703)	(44,618)	(78,840)	1,698	1,134
Net assets at beginning of year	1,647,021	1,110,503	3,715,581	—	1,224,280
Net assets at end of year	$696,646	$960,541	$2,493,404	$1,557	$1,007,292

Accumulation unit activity
Units outstanding at beginning of year	435,616	514,351	928,085	—	758,030
Units purchased	41,630	47,468	56,555	—	38,393
Units redeemed	(160,044)	(55,585)	(82,801)	—	(32,409)
Units outstanding at end of year	317,202	506,234	901,839	—	764,014

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	103

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Lord Abt Bond Debenture, Cl VC(2)	Lord Abt Short Dur Inc, Cl VC(2)	MFS Gbl Real Est, Serv Cl(2)	MFS Intl Gro, Serv Cl(2)	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$2,842	$4,290	$95	$(62)	$(31,436)
Net realized gain (loss) on sales of investments	(10)	(10)	(2,235)	(241)	28,486
Distributions from capital gains	44	—	1,565	73	482,881
Net change in unrealized appreciation or depreciation of investments	(4,158)	(4,957)	(634)	2,095	(1,345,307)
Net increase (decrease) in net assets resulting from operations	(1,282)	(677)	(1,209)	1,865	(865,376)

Contract transactions
Contract purchase payments	86,380	154,690	52,282	45,374	25,638
Net transfers(1)	(13)	26,269	337	—	(56,176)
Transfers for policy loans	—	—	—	—	5,449
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	—	—	—	(2,132)
Contract terminations:
Surrender benefits	(218)	(222)	(180)	—	(456,235)
Death benefits	—	—	(13,989)	—	(4,865)
Increase (decrease) from transactions	86,149	180,737	38,450	45,374	(488,321)
Net assets at beginning of year	—	—	—	—	4,377,887
Net assets at end of year	$84,867	$180,060	$37,241	$47,239	$3,024,190

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	—	1,619,014
Units purchased	88,551	183,235	60,787	47,113	16,295
Units redeemed	(14)	—	(16,561)	—	(233,157)
Units outstanding at end of year	88,537	183,235	44,226	47,113	1,402,152

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl(2)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(13,117)	$11	$66,632	$(35,428)	$21,981
Net realized gain (loss) on sales of investments	(61,127)	(1)	145,043	(421,872)	(8,335)
Distributions from capital gains	562,910	29	214,363	1,649,618	24,303
Net change in unrealized appreciation or depreciation of investments	(1,159,392)	98	(458,729)	(5,217,855)	(235,849)
Net increase (decrease) in net assets resulting from operations	(670,726)	137	(32,691)	(4,025,537)	(197,900)

Contract transactions
Contract purchase payments	15,752	1,275	574,685	413,731	11,243
Net transfers(1)	(2,476)	3,338	132,845	522,815	(12,892)
Transfers for policy loans	1,958	—	(72)	2,204	288
Adjustments to net assets allocated to contracts in payment period	—	—	(4,205)	—	—
Contract charges	(793)	—	(1,851)	(1,442)	(819)
Contract terminations:
Surrender benefits	(153,327)	—	(330,433)	(160,154)	(30,171)
Death benefits	(8,294)	—	(175,043)	(16,656)	(4,728)
Increase (decrease) from transactions	(147,180)	4,613	195,926	760,498	(37,079)
Net assets at beginning of year	2,211,130	—	5,741,753	5,880,176	764,535
Net assets at end of year	$1,393,224	$4,750	$5,904,988	$2,615,137	$529,556

Accumulation unit activity
Units outstanding at beginning of year	490,860	—	1,358,460	834,795	461,788
Units purchased	6,717	3,669	210,974	235,276	19,782
Units redeemed	(53,372)	—	(153,529)	(57,892)	(43,680)
Units outstanding at end of year	444,205	3,669	1,415,905	1,012,179	437,890

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	105

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl
Operations
Investment income (loss) — net	$4,138	$(9,325)	$(1,475)	$224,506	$2,370
Net realized gain (loss) on sales of investments	5,223	14,274	220	(44,502)	(28,802)
Distributions from capital gains	248,132	96,781	27,943	272,392	58,215
Net change in unrealized appreciation or depreciation of investments	(438,427)	(334,759)	(42,844)	(945,407)	(107,906)
Net increase (decrease) in net assets resulting from operations	(180,934)	(233,029)	(16,156)	(493,011)	(76,123)

Contract transactions
Contract purchase payments	13,482	95,881	41,148	47,186	34,836
Net transfers(1)	20,387	48,099	2,047	26,205	9,668
Transfers for policy loans	149	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(867)	(220)	(14)	(4,455)	(96)
Contract terminations:
Surrender benefits	(48,589)	(22,828)	(1,343)	(518,613)	(46,438)
Death benefits	(308)	(23,229)	—	(30,784)	(65,368)
Increase (decrease) from transactions	(15,746)	97,703	41,838	(480,461)	(67,398)
Net assets at beginning of year	784,795	1,130,011	131,223	4,146,180	421,656
Net assets at end of year	$588,115	$994,685	$156,905	$3,172,708	$278,135

Accumulation unit activity
Units outstanding at beginning of year	443,266	295,526	102,661	2,041,555	272,305
Units purchased	26,341	53,681	39,870	84,812	35,455
Units redeemed	(37,242)	(25,729)	(2,748)	(330,453)	(86,343)
Units outstanding at end of year	432,365	323,478	139,783	1,795,914	221,417

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB(2)	Put VT Lg Cap Val, Cl IB(2)
Operations
Investment income (loss) — net	$91,059	$(5,690)	$3,684	$(14)	$(295)
Net realized gain (loss) on sales of investments	(102,639)	11,171	(7,781)	(74)	1,111
Distributions from capital gains	—	110,987	52,777	—	—
Net change in unrealized appreciation or depreciation of investments	(1,016,815)	(189,616)	(146,550)	187	(634)
Net increase (decrease) in net assets resulting from operations	(1,028,395)	(73,148)	(97,870)	99	182

Contract transactions
Contract purchase payments	515,491	68,713	2,748	13,117	102,648
Net transfers(1)	153,892	(5,936)	(20,408)	—	7,408
Transfers for policy loans	276	(856)	6,077	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(269)	—	—
Contract charges	(449)	(1,140)	(264)	—	—
Contract terminations:
Surrender benefits	(129,254)	(89,596)	(92,734)	—	(245)
Death benefits	(21,277)	(38,118)	(248)	—	(21,262)
Increase (decrease) from transactions	518,679	(66,933)	(105,098)	13,117	88,549
Net assets at beginning of year	6,676,140	1,330,665	592,233	—	—
Net assets at end of year	$6,166,424	$1,190,584	$389,265	$13,216	$88,731

Accumulation unit activity
Units outstanding at beginning of year	5,837,012	291,255	264,332	—	—
Units purchased	1,116,840	31,761	6,274	11,786	106,686
Units redeemed	(602,372)	(32,332)	(65,236)	—	(20,363)
Units outstanding at end of year	6,351,480	290,684	205,370	11,786	86,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	107

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Sus Fut, Cl IB(2)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2
Operations
Investment income (loss) — net	$(47)	$(27,704)	$(2,647)	$(2,677)	$(14,747)
Net realized gain (loss) on sales of investments	(1)	66,103	3,714	825	(72,392)
Distributions from capital gains	—	981,070	136,499	93,201	—
Net change in unrealized appreciation or depreciation of investments	(699)	(2,973,251)	(398,652)	(178,403)	(4,861)
Net increase (decrease) in net assets resulting from operations	(747)	(1,953,782)	(261,086)	(87,054)	(92,000)

Contract transactions
Contract purchase payments	8,075	12,059	14,508	2,060	21,608
Net transfers(1)	240	(118,679)	(33,800)	(28)	(133,481)
Transfers for policy loans	—	9,911	5,753	—	—
Adjustments to net assets allocated to contracts in payment period	—	(4,355)	—	—	—
Contract charges	—	(2,751)	(335)	(105)	(97)
Contract terminations:
Surrender benefits	—	(178,301)	(6,124)	(5,734)	(67,941)
Death benefits	—	(39,656)	(2,207)	—	(2,736)
Increase (decrease) from transactions	8,315	(321,772)	(22,205)	(3,807)	(182,647)
Net assets at beginning of year	—	8,336,627	1,111,679	376,996	1,562,822
Net assets at end of year	$7,568	$6,061,073	$828,388	$286,135	$1,288,175

Accumulation unit activity
Units outstanding at beginning of year	—	1,365,454	211,712	68,928	1,816,581
Units purchased	7,405	4,437	9,767	465	49,699
Units redeemed	—	(68,348)	(10,052)	(1,317)	(273,164)
Units outstanding at end of year	7,405	1,301,543	211,427	68,076	1,593,116

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

108	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$2,711	$(9,081)	$(379,365)	$(351,805)	$(298,853)
Net realized gain (loss) on sales of investments	6,264	(4,673)	1,459,060	3,127,904	455,476
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	52,981	(112,567)	(9,438,310)	(11,535,844)	(5,464,617)
Net increase (decrease) in net assets resulting from operations	61,956	(126,321)	(8,358,615)	(8,759,745)	(5,307,994)

Contract transactions
Contract purchase payments	1,260	83,617	2,577,605	712,535	581,913
Net transfers(1)	(14,612)	13,364	(1,065,734)	(2,943,403)	3,609,391
Transfers for policy loans	—	—	23,406	35,684	9,092
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(113)	(109)	(137,411)	(230,253)	(248,132)
Contract terminations:
Surrender benefits	(28,133)	(40,619)	(1,454,640)	(2,503,834)	(4,055,343)
Death benefits	(863)	(24,231)	(465,328)	(636,111)	(1,116,795)
Increase (decrease) from transactions	(42,461)	32,022	(522,102)	(5,565,382)	(1,219,874)
Net assets at beginning of year	440,178	1,006,789	44,159,953	47,714,860	32,802,093
Net assets at end of year	$459,673	$912,490	$35,279,236	$33,389,733	$26,274,225

Accumulation unit activity
Units outstanding at beginning of year	151,669	870,356	16,954,564	18,121,982	22,117,061
Units purchased	421	151,905	1,256,632	328,015	3,411,548
Units redeemed	(14,115)	(103,732)	(1,493,085)	(2,807,508)	(4,365,916)
Units outstanding at end of year	137,975	918,529	16,718,111	15,642,489	21,162,693

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	109

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(227,976)	$(92,060)	$(312,284)	$(410,686)	$(948,970)
Net realized gain (loss) on sales of investments	454,833	65,185	107,458	337,924	1,770,359
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,408,446)	(1,933,943)	(6,391,831)	(7,174,940)	(19,907,232)
Net increase (decrease) in net assets resulting from operations	(4,181,589)	(1,960,818)	(6,596,657)	(7,247,702)	(19,085,843)

Contract transactions
Contract purchase payments	43,597	178,892	738,399	72,149	399,262
Net transfers(1)	3,319,527	68,528	283,846	10,400,176	(5,386,419)
Transfers for policy loans	(11,576)	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(152,160)	(144,164)	(455,464)	(547,552)	(1,129,617)
Contract terminations:
Surrender benefits	(2,246,228)	(173,778)	(929,913)	(1,830,941)	(3,161,419)
Death benefits	(256,645)	(161,082)	(356,769)	(1,487,100)	(1,717,228)
Increase (decrease) from transactions	696,515	(231,604)	(719,901)	6,606,732	(10,995,421)
Net assets at beginning of year	25,375,348	10,877,077	36,208,944	43,039,063	110,899,410
Net assets at end of year	$21,890,274	$8,684,655	$28,892,386	$42,398,093	$80,818,146

Accumulation unit activity
Units outstanding at beginning of year	16,983,441	8,335,274	25,436,001	33,415,628	78,230,129
Units purchased	2,544,833	207,589	851,633	9,571,528	713,146
Units redeemed	(1,996,624)	(407,008)	(1,525,373)	(3,417,469)	(9,468,376)
Units outstanding at end of year	17,531,650	8,135,855	24,762,261	39,569,687	69,474,899

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

110	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(5,887,610)	$(9,298,481)	$(4,342,676)	$(3,382,553)	$(1,561,434)
Net realized gain (loss) on sales of investments	8,616,455	19,448,619	15,086,627	20,488,339	9,153,110
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(145,452,335)	(213,686,001)	(97,221,757)	(90,336,004)	(41,756,094)
Net increase (decrease) in net assets resulting from operations	(142,723,490)	(203,535,863)	(86,477,806)	(73,230,218)	(34,164,418)

Contract transactions
Contract purchase payments	2,619,557	5,198,063	12,113,609	659,430	9,987,582
Net transfers(1)	3,373,946	(10,133,054)	8,964,949	(467,289)	(9,591,192)
Transfers for policy loans	19,804	4,870	4,401	13,161	(14,022)
Adjustments to net assets allocated to contracts in payment period	—	—	(31,282)	—	(19,549)
Contract charges	(8,229,934)	(12,499,460)	(3,836,211)	(2,609,980)	(784,434)
Contract terminations:
Surrender benefits	(17,818,618)	(41,590,061)	(30,944,480)	(29,321,840)	(12,560,482)
Death benefits	(4,561,015)	(6,624,822)	(8,256,958)	(5,507,751)	(2,038,276)
Increase (decrease) from transactions	(24,596,260)	(65,644,464)	(21,985,972)	(37,234,269)	(15,020,373)
Net assets at beginning of year	713,185,086	1,089,494,647	502,487,179	432,673,372	189,530,018
Net assets at end of year	$545,865,336	$820,314,320	$394,023,401	$322,208,885	$140,345,227

Accumulation unit activity
Units outstanding at beginning of year	416,960,069	663,537,563	248,771,941	212,114,201	82,152,345
Units purchased	4,558,430	3,488,953	12,984,934	1,050,917	5,117,314
Units redeemed	(21,546,982)	(50,922,693)	(25,440,673)	(21,928,628)	(12,664,286)
Units outstanding at end of year	399,971,517	616,103,823	236,316,202	191,236,490	74,605,373

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	111

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2
Operations
Investment income (loss) — net	$(964,861)	$(776,817)	$(612,905)	$4,760	$(2,878)
Net realized gain (loss) on sales of investments	7,021,538	2,826,330	3,453,314	(8,963)	13,699
Distributions from capital gains	—	—	—	9,218	—
Net change in unrealized appreciation or depreciation of investments	(28,593,315)	(17,036,051)	(15,383,161)	(188,046)	(59,643)
Net increase (decrease) in net assets resulting from operations	(22,536,638)	(14,986,538)	(12,542,752)	(183,031)	(48,822)

Contract transactions
Contract purchase payments	1,056,709	914,309	67,508	315,030	186,812
Net transfers(1)	(4,485,501)	(2,318,327)	(1,500,945)	17,191	(15,789)
Transfers for policy loans	(227)	28,382	2,068	—	—
Adjustments to net assets allocated to contracts in payment period	—	(22,564)	—	—	—
Contract charges	(545,428)	(621,931)	(403,769)	(54)	(58)
Contract terminations:
Surrender benefits	(6,414,972)	(5,746,130)	(5,083,540)	(38,164)	(8,112)
Death benefits	(718,525)	(2,453,322)	(1,702,462)	—	(1,827)
Increase (decrease) from transactions	(11,107,944)	(10,219,583)	(8,621,140)	294,003	161,026
Net assets at beginning of year	125,937,810	90,527,071	78,613,670	1,093,323	291,274
Net assets at end of year	$92,293,228	$65,320,950	$57,449,778	$1,204,295	$403,478

Accumulation unit activity
Units outstanding at beginning of year	54,163,915	52,310,791	45,020,804	879,979	81,247
Units purchased	523,882	1,546,380	333,162	293,128	200,650
Units redeemed	(6,095,938)	(8,366,620)	(5,750,475)	(43,716)	(8,579)
Units outstanding at end of year	48,591,859	45,490,551	39,603,491	1,129,391	273,318

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

112	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(12,938)	$5,685	$(23,213)	$14,001	$(16,170)
Net realized gain (loss) on sales of investments	121,172	(13,616)	(26,892)	(13,899)	17,150
Distributions from capital gains	—	151,196	124,856	—	—
Net change in unrealized appreciation or depreciation of investments	(409,402)	(320,798)	(856,577)	(186,167)	(516,636)
Net increase (decrease) in net assets resulting from operations	(301,168)	(177,533)	(781,826)	(186,065)	(515,656)

Contract transactions
Contract purchase payments	16,266	197,497	144,324	237,371	266,979
Net transfers(1)	(54,623)	72,202	3,017	29,224	119,101
Transfers for policy loans	587	—	515	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(3,309)	(175)	(439)	(268)	(372)
Contract terminations:
Surrender benefits	(85,517)	(10,457)	(92,844)	(55,165)	(46,159)
Death benefits	(26,889)	—	(8,070)	(3,965)	(23,543)
Increase (decrease) from transactions	(153,485)	259,067	46,503	207,197	316,006
Net assets at beginning of year	1,685,775	810,976	2,745,640	1,478,933	1,623,350
Net assets at end of year	$1,231,122	$892,510	$2,010,317	$1,500,065	$1,423,700

Accumulation unit activity
Units outstanding at beginning of year	530,080	449,604	1,278,095	1,092,894	452,900
Units purchased	5,682	181,239	109,595	229,051	137,550
Units redeemed	(62,147)	(7,468)	(95,702)	(52,083)	(25,866)
Units outstanding at end of year	473,615	623,375	1,291,988	1,269,862	564,584

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	113

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(8,022)	$(25,483)	$(276,064)	$(2,291,867)	$(1,340,880)
Net realized gain (loss) on sales of investments	12,181	191,236	43,997	1,145,822	907,430
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(111,637)	(625,965)	(5,206,697)	(51,299,522)	(27,452,514)
Net increase (decrease) in net assets resulting from operations	(107,478)	(460,212)	(5,438,764)	(52,445,567)	(27,885,964)

Contract transactions
Contract purchase payments	171,668	35,316	439,463	3,513,083	4,839,987
Net transfers(1)	(22,734)	(96,750)	(1,736,187)	4,535,540	1,008,302
Transfers for policy loans	—	783	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(49)	(5,600)	(275,001)	(3,566,386)	(1,748,213)
Contract terminations:
Surrender benefits	(34,732)	(211,010)	(866,590)	(3,421,746)	(4,461,319)
Death benefits	—	(44,534)	(476,576)	(849,390)	(475,921)
Increase (decrease) from transactions	114,153	(321,795)	(2,914,891)	211,101	(837,164)
Net assets at beginning of year	741,894	3,393,353	30,735,465	268,290,783	150,642,654
Net assets at end of year	$748,569	$2,611,346	$22,381,810	$216,056,317	$121,919,526

Accumulation unit activity
Units outstanding at beginning of year	284,605	839,251	22,653,626	164,862,990	100,978,553
Units purchased	76,296	10,098	771,757	5,756,331	5,225,295
Units redeemed	(27,505)	(98,643)	(3,409,004)	(5,607,616)	(6,093,572)
Units outstanding at end of year	333,396	750,706	20,016,379	165,011,705	100,110,276

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

114	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(77,828)	$2,355	$29,957
Net realized gain (loss) on sales of investments	(629,382)	(265,805)	(25,543)
Distributions from capital gains	3,156,794	1,082,359	—
Net change in unrealized appreciation or depreciation of investments	(6,671,272)	(3,749,506)	(121,774)
Net increase (decrease) in net assets resulting from operations	(4,221,688)	(2,930,597)	(117,360)

Contract transactions
Contract purchase payments	100,830	103,626	10,752
Net transfers(1)	(93,240)	118,353	(120,540)
Transfers for policy loans	6,771	3,624	—
Adjustments to net assets allocated to contracts in payment period	(1,638)	(902)	—
Contract charges	(7,336)	(5,731)	(35)
Contract terminations:
Surrender benefits	(572,082)	(513,626)	(37,419)
Death benefits	(68,636)	(48,025)	—
Increase (decrease) from transactions	(635,331)	(342,681)	(147,242)
Net assets at beginning of year	12,517,077	8,546,627	829,632
Net assets at end of year	$7,660,058	$5,273,349	$565,030

Accumulation unit activity
Units outstanding at beginning of year	1,996,789	2,201,367	651,144
Units purchased	31,711	91,484	11,508
Units redeemed	(180,049)	(239,887)	(143,415)
Units outstanding at end of year	1,848,451	2,052,964	519,237

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	115

Notes to Financial Statements

1. ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)

RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)

RiverSource® RAVA Apex NY Variable Annuity (RAVA Apex)

RiverSource® RAVA Vista NY Variable Annuity (RAVA Vista)

RiverSource® Flexible Portfolio Annuity (FPA)*

RiverSource® Retirement Advisor Variable Annuity (RAVA)*

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)*

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)*

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2023, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)

116	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B) (previously AB VPS Growth and Income Portfolio (Class B))
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Intl Eq, Cl 2	Allspring VT International Equity Fund – Class 2(1)
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I(2)
AC VP Intl, Cl II	American Century VP International, Class II(3)
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II(4)
AC VP Ultra, Cl II	American Century VP Ultra®, Class II(5)
AC VP Val, Cl I	American Century VP Value, Class I(6)
AC VP Val, Cl II	American Century VP Value, Class II(7)
BlackRock Adv SMID Cap VI, Cl III	BlackRock Advantage SMID Cap V.I. Fund (Class III)(8)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon Sus US Eq, Serv	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares(8)
Calvert VP EAFE Intl Index, Cl F	Calvert VP EAFE International Index Portfolio – Class F(8) (renamed to CVT EAFE International Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calvert VP Nasdaq 100 Index, Cl F	Calvert VP Nasdaq 100 Index Portfolio – Class F(8) (renamed to CVT Nasdaq 100 Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP Russell 2000® Small Cap Index Portfolio – Class F(8) (renamed to CVT Russell 2000® Small Cap Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calvert VP SRI Bal, Cl F	Calvert VP SRI Balanced Portfolio – Class F(8)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 2	Columbia Variable Portfolio – Balanced Fund (Class 2)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 2	Columbia Variable Portfolio – Large Cap Index Fund (Class 2)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Eq, Cl 2	Columbia Variable Portfolio – Select Large Cap Equity Fund (Class 2)(8)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	117

Division	Fund
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)(8)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)(8)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2)
CTIVP MS Adv, Cl 2	CTIVP® – Morgan Stanley Advantage Fund (Class 2) (renamed to CTIVP® – Westfield Select Large Cap Growth Fund (Class 2) effective sometime during the second quarter of 2024)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1)
CTIVP Prin Blue Chip Gro, Cl 2	CTIVP® – Principal Blue Chip Growth Fund (Class 2)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
Del Ivy VIP Asset Strategy, Cl II	Delaware Ivy VIP Asset Strategy, Class II (renamed to Macquarie VIP Asset Strategy Series – Service Class effective sometime during the second quarter of 2024)
Del VIP for Inc, Serv Cl	Delaware VIP® Fund for Income Series – Service Class(8) (renamed to Macquarie VIP Fund for Income Series – Service Class effective sometime during the second quarter of 2024)
Del VIP Intl, Serv Cl	Delaware VIP® International Series – Service Class(8)(9)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Serv Cl 2	Fidelity® VIP Emerging Markets Portfolio Service Class 2(8)
Fid VIP Energy, Serv Cl 2	Fidelity® VIP Energy Portfolio Service Class 2(8)
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Serv Cl 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2(8)
Fid VIP Intl Cap Appr, Serv Cl 2	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2(8)
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2(8)
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Inc, Cl 4	Franklin Income VIP Fund – Class 4(8)
Frank Mutual Gbl Dis, Cl 4	Franklin Mutual Global Discovery VIP Fund – Class 4(8)
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Cap Val, Cl 4	Franklin Small Cap Value VIP Fund – Class 4(8)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Multi-Strategy Alt, Serv	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares(8)

118	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Serv	Goldman Sachs VIT Small Cap Equity Insights Fund – Service Shares(8)
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Plus Bond, Ser II	Invesco V.I. Core Plus Bond Fund, Series II Shares(8)
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser II	Invesco V.I. Main Street Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares(8)
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Forty, Serv	Janus Henderson VIT Forty Portfolio: Service Shares(8)
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Emer Mkts Eq, Serv	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares(8)
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC(8)
Lord Abt Short Dur Inc, Cl VC	Lord Abbett Series Fund Short Duration Income Portfolio – Class VC(8)
LVIP JPM US Eq, Serv Cl	LVIP JPMorgan U.S. Equity Fund – Service Class(10),(11)
MFS Gbl Real Est, Serv Cl	MFS® Global Real Estate Portfolio – Service Class(8)
MFS Intl Gro, Serv Cl	MFS® International Growth Portfolio – Service Class(8)
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research Intl, Serv Cl	MFS® Research International Portfolio – Service Class(8)
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)(12)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)(13)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares(8)
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares(8)
Put VT Sus Fut, Cl IB	Putnam VT Sustainable Future Fund – Class IB Shares(8)
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	119

Division	Fund
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Acorn	Wanger Acorn
Wanger Intl	Wanger International
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Allspring VT International Equity Fund – Class 2 is scheduled to liquidate sometime during the second quarter of 2024.
(2)	American Century VP International, Class I is scheduled to reorganize into LVIP American Century International Fund, Standard Class II sometime during the second quarter of 2024.
(3)	American Century VP International, Class II is scheduled to reorganize into LVIP American Century International Fund, Service Class sometime during the second quarter of 2024.
(4)	American Century VP Mid Cap Value, Class II is scheduled to reorganize into LVIP American Century Mid Cap Value Fund, Service Class sometime during the second quarter of 2024.
(5)	American Century VP Ultra®, Class II is scheduled to reorganize into LVIP American Century Ultra® Fund, Service Class sometime during the second quarter of 2024.
(6)	American Century VP Value, Class I is scheduled to reorganize into LVIP American Century Value Fund, Standard Class II sometime during the second quarter of 2024.
(7)	American Century VP Value, Class II is scheduled to reorganize into LVIP American Century Value Fund, Service Class sometime during the second quarter of 2024.
(8)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.
(9)

Delaware VIP® International Series – Service Class is scheduled to merge into Delaware Ivy VIP International Core Equity – Class II sometime during the second quarter of 2024. In addition, subsequent to the merger, the fund name will change to Macquarie VIP International Core Equity Series – Service Class.

(10)	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 2 Shares merged into LVIP JPMorgan U.S. Equity Fund – Service Class on April 28, 2023.
(11)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.
(12)	Neuberger Berman AMT International Equity Portfolio (Class S) is scheduled to liquidate sometime during the second quarter of 2024.
(13)	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) is scheduled to liquidate sometime during the second quarter of 2024.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

120	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2023.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	121

Product	Mortality and expense risk fee
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
RAVA Apex	0.65% to 1.50% (depending on the contract selected)
RAVA Vista	0.90% to 1.55% (depending on the contract selected)
FPA	1.25%
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)

4. CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $50 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5. SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

122	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2023 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$16,283
AB VPS Intl Val, Cl B	118,864
AB VPS Lg Cap Gro, Cl B	2,752,382
AB VPS Relative Val, Cl B	616,571
AB VPS Sus Gbl Thematic, Cl B	33,503
Allspg VT Index Asset Alloc, Cl 2	266,896
Allspg VT Intl Eq, Cl 2	22,471
Allspg VT Opp, Cl 2	246,946
Allspg VT Sm Cap Gro, Cl 2	258,337
ALPS Alerian Engy Infr, Class III	215,210
AC VP Intl, Cl I	3,062
AC VP Intl, Cl II	104,895
AC VP Mid Cap Val, Cl II	753,313
AC VP Ultra, Cl II	431,069
AC VP Val, Cl I	70,656
AC VP Val, Cl II	2,461,615
BlackRock Adv SMID Cap VI, Cl III	134,870
BlackRock Global Alloc, Cl III	897,963
BNY Mellon Sus US Eq, Serv	58,762
Calvert VP EAFE Intl Index, Cl F	121,020
Calvert VP Nasdaq 100 Index, Cl F	1,181,988
Calv VP Russ 2000 Sm Cap Ind, Cl F	211,162
Calvert VP SRI Bal, Cl F	206,033
Calvert VP SRI Bal, Cl I	760,464
CB Var Sm Cap Gro, Cl I	27,856
Col VP Bal, Cl 2	3,062,480
Col VP Bal, Cl 3	4,674,900
Col VP Commodity Strategy, Cl 2	282,198
Col VP Contrarian Core, Cl 2	760,607
Col VP Disciplined Core, Cl 2	736,534
Col VP Disciplined Core, Cl 3	197,691
Col VP Divd Opp, Cl 2	1,033,459
Col VP Divd Opp, Cl 3	419,757
Col VP Emerg Mkts Bond, Cl 2	105,554
Col VP Emer Mkts, Cl 2	254,938
Col VP Emer Mkts, Cl 3	226,465
Col VP Global Strategic Inc, Cl 2	128,575
Col VP Global Strategic Inc, Cl 3	131,771
Col VP Govt Money Mkt, Cl 2	7,511,441
Col VP Govt Money Mkt, Cl 3	1,535,371
Col VP Hi Yield Bond, Cl 2	1,316,694
Col VP Hi Yield Bond, Cl 3	376,628
Col VP Inc Opp, Cl 2	666,889
Col VP Inc Opp, Cl 3	363,064
Col VP Inter Bond, Cl 2	1,438,352
Col VP Inter Bond, Cl 3	617,898
Col VP Lg Cap Gro, Cl 2	1,215,100
Col VP Lg Cap Gro, Cl 3	144,140
Col VP Lg Cap Index, Cl 2	7,733,450
Col VP Lg Cap Index, Cl 3	8,999,405
Col VP Limited Duration Cr, Cl 2	559,113
Col VP Long Govt/Cr Bond, Cl 2	246,691
Col VP Overseas Core, Cl 2	276,328
Col VP Overseas Core, Cl 3	171,258
Col VP Select Lg Cap Eq, Cl 2	238,887

Division	Purchases
Col VP Select Lg Cap Val, Cl 2	$902,861
Col VP Select Lg Cap Val, Cl 3	45,461
Col VP Select Mid Cap Gro, Cl 2	590,967
Col VP Select Mid Cap Gro, Cl 3	82,127
Col VP Select Mid Cap Val, Cl 2	885,394
Col VP Select Mid Cap Val, Cl 3	52,774
Col VP Select Sm Cap Val, Cl 2	400,837
Col VP Select Sm Cap Val, Cl 3	29,724
Col VP Sel Gbl Tech, Cl 2	348,773
Col VP Sm Cap Val, Cl 2	16,636
Col VP Strategic Inc, Cl 2	1,350,855
Col VP US Govt Mtge, Cl 2	184,813
Col VP US Govt Mtge, Cl 3	112,174
CS Commodity Return, Cl 1	145,533
CTIVP AC Div Bond, Cl 2	247,151
CTIVP BR Gl Infl Prot Sec, Cl 2	215,548
CTIVP BR Gl Infl Prot Sec, Cl 3	376,305
CTIVP CenterSquare Real Est, Cl 2	178,322
CTIVP MFS Val, Cl 2	884,590
CTIVP MS Adv, Cl 2	84,275
CTIVP Prin Blue Chip Gro, Cl 1	38,124
CTIVP Prin Blue Chip Gro, Cl 2	622,208
CTIVP T Rowe Price LgCap Val, Cl 2	416,965
CTIVP TCW Core Plus Bond, Cl 2	390,245
CTIVP Vty Sycamore Estb Val, Cl 2	1,145,924
CTIVP Vty Sycamore Estb Val, Cl 3	38,032
CTIVP Westfield Mid Cap Gro, Cl 2	108,070
Del Ivy VIP Asset Strategy, Cl II	24,109
Del VIP for Inc, Serv Cl	50,063
Del VIP Intl, Serv Cl	64,317
DWS Alt Asset Alloc VIP, Cl B	135,162
EV VT Floating-Rate Inc, Init Cl	1,519,194
Fid VIP Contrafund, Serv Cl 2	5,371,071
Fid VIP Emer Mkts, Serv Cl 2	25,089
Fid VIP Energy, Serv Cl 2	342,787
Fid VIP Gro & Inc, Serv Cl	181,399
Fid VIP Gro & Inc, Serv Cl 2	1,246,408
Fid VIP Gro Opp, Serv Cl 2	562,112
Fid VIP Intl Cap Appr, Serv Cl 2	143,683
Fid VIP Invest Gr, Serv Cl 2	1,193,739
Fid VIP Mid Cap, Serv Cl	150,227
Fid VIP Mid Cap, Serv Cl 2	2,869,523
Fid VIP Overseas, Serv Cl	5,746
Fid VIP Overseas, Serv Cl 2	153,423
Fid VIP Strategic Inc, Serv Cl 2	2,029,001
Frank Global Real Est, Cl 2	136,978
Frank Inc, Cl 2	1,051,120
Frank Inc, Cl 4	417,224
Frank Mutual Gbl Dis, Cl 4	18,533
Frank Mutual Shares, Cl 2	1,111,070
Frank Sm Cap Val, Cl 2	832,401
Frank Sm Cap Val, Cl 4	357,589
GS VIT Mid Cap Val, Inst	305,375
GS VIT Multi-Strategy Alt, Advisor	54,378

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	123

Division	Purchases
GS VIT Multi-Strategy Alt, Serv	$84,683
GS VIT Sm Cap Eq Insights, Inst	3,491
GS VIT Sm Cap Eq Insights, Serv	74,985
GS VIT U.S. Eq Insights, Inst	112,541
Invesco VI Am Fran, Ser I	9,065
Invesco VI Am Fran, Ser II	117,958
Invesco VI Bal Risk Alloc, Ser II	189,211
Invesco VI Comstock, Ser II	600,843
Invesco VI Core Eq, Ser I	184,860
Invesco VI Core Plus Bond, Ser II	296,249
Invesco VI Dis Mid Cap Gro, Ser I	7,866
Invesco VI Dis Mid Cap Gro, Ser II	15,860
Invesco VI Div Divd, Ser I	82,654
Invesco VI Div Divd, Ser II	36,773
Invesco VI EQV Intl Eq, Ser II	101,127
Invesco VI Global, Ser II	1,246,293
Invesco VI Gbl Strat Inc, Ser II	151,631
Invesco VI Hlth, Ser II	59,240
Invesco VI Main St, Ser II	13,694
Invesco VI Mn St Sm Cap, Ser II	740,830
Invesco VI Tech, Ser I	53,819
Invesco VI Tech, Ser II	396,048
Janus Henderson VIT Bal, Serv	3,272,913
Janus Henderson VIT Enter, Serv	39,164
Janus Henderson VIT Flex Bd, Serv	845,049
Janus Henderson VIT Forty, Serv	121,107
Janus Hend VIT Gbl Tech Innov, Srv	229,986
Janus Henderson VIT Overseas, Serv	244,985
Janus Henderson VIT Res, Serv	264,579
Lazard Ret Emer Mkts Eq, Serv	12,060
Lazard Ret Global Dyn MA, Serv	58,361
Lord Abt Bond Debenture, Cl VC	495,131
Lord Abt Short Dur Inc, Cl VC	205,132
LVIP JPM US Eq, Serv Cl	159,299
MFS Gbl Real Est, Serv Cl	83,891
MFS Intl Gro, Serv Cl	76,051
MFS Mass Inv Gro Stock, Serv Cl	231,677
MFS New Dis, Serv Cl	163,589
MFS Research Intl, Serv Cl	26,297
MFS Utilities, Serv Cl	1,625,149
MS VIF Dis, Cl II	703,651
MS VIF Global Real Est, Cl II	37,123
NB AMT Intl Eq, Cl S	26,183
NB AMT Sus Eq, Cl S	155,407
NB AMT US Eq Index PW Strat, Cl S	54,981

Division	Purchases
PIMCO VIT All Asset, Advisor Cl	$480,990
PIMCO VIT Glb Man As Alloc, Adv Cl	12,209
PIMCO VIT Tot Return, Advisor Cl	1,390,207
Put VT Global Hlth Care, Cl IB	292,136
Put VT Intl Eq, Cl IB	15,689
Put VT Intl Val, Cl IB	15,043
Put VT Lg Cap Val, Cl IB	478,932
Put VT Sus Fut, Cl IB	1,933
Put VT Sus Leaders, Cl IA	292,776
Put VT Sus Leaders, Cl IB	47,260
Royce Micro-Cap, Invest Cl	2,250
Temp Global Bond, Cl 2	92,153
Third Ave VST Third Ave Value	47,540
VanEck VIP Global Gold, Cl S	235,882
VP Aggr, Cl 2	5,236,702
VP Aggr, Cl 4	602,011
VP Conserv, Cl 2	1,863,635
VP Conserv, Cl 4	338,545
VP Man Risk, Cl 2	476,114
VP Man Risk US, Cl 2	785,941
VP Man Vol Conserv, Cl 2	2,784,173
VP Man Vol Conserv Gro, Cl 2	5,027,621
VP Man Vol Gro, Cl 2	13,853,331
VP Man Vol Mod Gro, Cl 2	19,011,966
VP Mod, Cl 2	18,121,338
VP Mod, Cl 4	4,979,678
VP Mod Aggr, Cl 2	11,953,271
VP Mod Aggr, Cl 4	1,585,566
VP Mod Conserv, Cl 2	2,523,020
VP Mod Conserv, Cl 4	222,693
VP Ptnrs Core Bond, Cl 2	267,271
VP Ptnrs Core Eq, Cl 2	616,596
VP Ptnrs Core Eq, Cl 3	25,800
VP Ptnrs Intl Core Eq, Cl 2	335,481
VP Ptnrs Intl Gro, Cl 2	164,775
VP Ptnrs Intl Val, Cl 2	149,110
VP Ptnrs Sm Cap Gro, Cl 2	336,217
VP Ptnrs Sm Cap Val, Cl 2	179,762
VP Ptnrs Sm Cap Val, Cl 3	112,010
VP US Flex Conserv Gro, Cl 2	1,303,680
VP US Flex Gro, Cl 2	9,637,903
VP US Flex Mod Gro, Cl 2	10,168,204
Wanger Acorn	265,620
Wanger Intl	263,949
WA Var Global Hi Yd Bond, Cl II	64,862

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2023	549	$1.39	to	$1.21	$714	0.44%	0.55%	to	1.85%	12.86%	to	11.40%
2022	984	$1.23	to	$1.09	$1,151	2.32%	0.55%	to	1.85%	(19.12%)	to	(20.16%)
2021	600	$1.52	to	$1.36	$866	1.41%	0.55%	to	1.85%	8.68%	to	7.27%
2020	702	$1.40	to	$1.27	$939	1.49%	0.55%	to	1.85%	4.29%	to	2.93%
2019	746	$1.34	to	$1.23	$964	1.90%	0.55%	to	1.85%	14.61%	to	13.13%

124	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Intl Val, Cl B
2023	2,181	$1.40	to	$0.90	$3,634	0.68%	0.55%	to	1.45%	14.20%		to	13.19%
2022	2,385	$1.23	to	$0.79	$3,528	4.15%	0.55%	to	1.45%	(14.27%)		to	(15.04%)
2021	2,577	$1.43	to	$0.93	$4,427	1.66%	0.55%	to	1.45%	10.25%		to	9.26%
2020	2,729	$1.30	to	$0.85	$4,384	1.52%	0.55%	to	1.45%	1.65%		to	0.74%
2019	2,982	$1.28	to	$0.85	$4,712	0.80%	0.55%	to	1.45%	16.15%		to	15.11%
AB VPS Lg Cap Gro, Cl B
2023	1,824	$1.22	to	$3.99	$10,229	—	0.65%	to	1.85%	33.92%		to	32.33%
2022	1,675	$0.91	to	$3.02	$6,953	—	0.65%	to	1.85%	(9.89	%)(7)	to	(29.99%)
2021	1,316	$6.48	to	$4.31	$8,593	—	0.85%	to	1.85%	27.56%		to	26.30%
2020	1,108	$5.08	to	$3.41	$5,685	—	0.85%	to	1.85%	34.00%		to	32.67%
2019	949	$3.79	to	$2.57	$3,622	—	0.85%	to	1.85%	33.23%		to	31.90%
AB VPS Relative Val, Cl B
2023	1,282	$3.83	to	$1.10	$4,744	1.29%	0.55%	to	1.55%	11.11%		to	10.01%
2022	1,407	$3.45	to	$1.00	$4,689	1.10%	0.55%	to	1.55%	(4.94%)		to	(0.06	%)(7)
2021	1,488	$3.62	to	$2.96	$5,256	0.64%	0.55%	to	1.45%	27.14%		to	26.00%
2020	1,648	$2.85	to	$2.35	$4,593	1.34%	0.55%	to	1.45%	1.91%		to	1.00%
2019	1,715	$2.80	to	$2.32	$4,720	1.03%	0.55%	to	1.45%	22.93%		to	21.83%
AB VPS Sus Gbl Thematic, Cl B
2023	149	$3.09	to	$1.07	$448	0.03%	0.55%	to	1.55%	15.07%		to	13.93%
2022	168	$2.69	to	$0.94	$442	—	0.55%	to	1.55%	(27.57%)		to	(6.14	%)(7)
2021	186	$3.71	to	$3.50	$681	—	0.55%	to	1.45%	21.90%		to	20.81%
2020	212	$3.05	to	$2.90	$641	0.45%	0.55%	to	1.45%	38.31%		to	37.08%
2019	269	$2.20	to	$2.11	$594	0.17%	0.55%	to	1.45%	29.07%		to	27.91%
Allspg VT Index Asset Alloc, Cl 2
2023	670	$3.57	to	$3.70	$2,386	0.96%	0.75%	to	1.20%	15.83%		to	15.31%
2022	642	$3.08	to	$3.21	$1,978	0.63%	0.75%	to	1.20%	(17.64%)		to	(18.01%)
2021	692	$3.74	to	$3.91	$2,588	0.58%	0.75%	to	1.20%	15.13%		to	14.61%
2020	741	$3.25	to	$3.41	$2,407	0.83%	0.75%	to	1.20%	15.72%		to	15.20%
2019	802	$2.81	to	$2.96	$2,251	1.10%	0.75%	to	1.20%	19.26%		to	18.72%
Allspg VT Intl Eq, Cl 2
2023	526	$1.94	to	$1.31	$894	1.45%	0.55%	to	1.45%	14.93%		to	13.90%
2022	627	$1.69	to	$1.15	$925	3.68%	0.55%	to	1.45%	(12.37%)		to	(13.15%)
2021	676	$1.93	to	$1.32	$1,142	1.05%	0.55%	to	1.45%	6.29%		to	5.33%
2020	826	$1.81	to	$1.25	$1,319	2.51%	0.55%	to	1.45%	4.36%		to	3.42%
2019	1,060	$1.74	to	$1.21	$1,592	3.66%	0.55%	to	1.45%	14.86%		to	13.82%
Allspg VT Opp, Cl 2
2023	502	$5.03	to	$2.58	$2,553	—	0.55%	to	1.85%	25.81%		to	24.19%
2022	533	$4.00	to	$2.08	$2,164	—	0.55%	to	1.85%	(21.24%)		to	(22.25%)
2021	635	$5.07	to	$2.68	$3,255	0.04%	0.55%	to	1.85%	24.09%		to	22.49%
2020	671	$4.09	to	$2.18	$2,786	0.44%	0.55%	to	1.85%	20.34%		to	18.79%
2019	758	$3.40	to	$1.84	$2,642	0.28%	0.55%	to	1.85%	30.75%		to	29.05%
Allspg VT Sm Cap Gro, Cl 2
2023	1,054	$4.42	to	$2.12	$4,170	—	0.55%	to	1.85%	3.54%		to	2.20%
2022	1,113	$4.26	to	$2.07	$4,256	—	0.55%	to	1.85%	(34.78%)		to	(35.62%)
2021	1,096	$6.54	to	$3.22	$6,481	—	0.55%	to	1.85%	7.05%		to	5.66%
2020	1,085	$6.11	to	$3.05	$5,981	—	0.55%	to	1.85%	56.92%		to	54.89%
2019	1,187	$3.89	to	$1.97	$4,181	—	0.55%	to	1.85%	24.15%		to	22.54%
ALPS Alerian Engy Infr, Class III
2023	1,617	$1.32	to	$1.15	$2,022	3.07%	0.55%	to	1.85%	13.28%		to	11.82%
2022	1,767	$1.16	to	$1.03	$1,963	4.41%	0.55%	to	1.85%	16.68%		to	15.18%
2021	1,865	$1.00	to	$0.89	$1,786	1.95%	0.55%	to	1.85%	37.02%		to	35.25%
2020	1,816	$0.73	to	$0.66	$1,277	2.91%	0.55%	to	1.85%	(25.54%)		to	(26.50%)
2019	1,865	$0.98	to	$0.90	$1,769	1.55%	0.55%	to	1.85%	19.75%		to	18.21%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	125

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Intl, Cl I
2023	95	$1.74	to	$1.66	$161	1.39%	0.75%	to	0.95%	11.73%		to	11.51%
2022	122	$1.56	to	$1.49	$185	1.51%	0.75%	to	0.95%	(25.32%)		to	(25.47%)
2021	141	$2.09	to	$2.00	$289	0.16%	0.75%	to	0.95%	7.94%		to	7.72%
2020	155	$1.94	to	$1.86	$295	0.49%	0.75%	to	0.95%	24.94%		to	24.69%
2019	190	$1.55	to	$1.49	$287	0.85%	0.75%	to	0.95%	27.46%		to	27.21%
AC VP Intl, Cl II
2023	326	$2.52	to	$1.03	$739	1.24%	0.55%	to	1.55%	11.81%		to	10.71%
2022	318	$2.26	to	$0.93	$674	1.33%	0.55%	to	1.55%	(25.27%)		to	(6.43	%)(7)
2021	417	$3.02	to	$3.46	$1,199	0.01%	0.55%	to	1.20%	8.01%		to	7.31%
2020	432	$2.80	to	$3.22	$1,155	0.38%	0.55%	to	1.20%	24.97%		to	24.15%
2019	466	$2.24	to	$2.59	$1,001	0.71%	0.55%	to	1.20%	27.44%		to	26.61%
AC VP Mid Cap Val, Cl II
2023	739	$3.30	to	$1.04	$2,522	2.21%	0.55%	to	1.55%	5.45%		to	4.40%
2022	644	$3.13	to	$0.99	$2,096	2.12%	0.55%	to	1.55%	(1.93%)		to	(0.64	%)(7)
2021	625	$3.19	to	$3.48	$2,145	0.98%	0.55%	to	1.45%	22.34%		to	21.25%
2020	752	$2.61	to	$2.87	$2,141	1.66%	0.55%	to	1.45%	0.56%		to	(0.35%)
2019	868	$2.60	to	$2.88	$2,469	1.90%	0.55%	to	1.45%	28.28%		to	27.14%
AC VP Ultra, Cl II
2023	477	$6.05	to	$5.68	$2,825	—	0.55%	to	1.45%	42.49%		to	41.21%
2022	494	$4.24	to	$4.02	$2,061	—	0.55%	to	1.45%	(32.83%)		to	(33.43%)
2021	603	$6.32	to	$6.04	$3,779	—	0.55%	to	1.45%	22.32%		to	21.22%
2020	613	$5.16	to	$4.98	$3,152	—	0.55%	to	1.45%	48.73%		to	47.40%
2019	704	$3.47	to	$3.38	$2,449	—	0.55%	to	1.45%	33.72%		to	32.53%
AC VP Val, Cl I
2023	91	$5.61	to	$5.35	$496	2.41%	0.75%	to	0.95%	8.28%		to	8.07%
2022	115	$5.18	to	$4.95	$586	2.08%	0.75%	to	0.95%	(0.21%)		to	(0.41%)
2021	131	$5.19	to	$4.97	$669	1.71%	0.75%	to	0.95%	23.58%		to	23.33%
2020	151	$4.20	to	$4.03	$626	2.32%	0.75%	to	0.95%	0.22%		to	0.02%
2019	159	$4.19	to	$4.03	$655	2.11%	0.75%	to	0.95%	26.08%		to	25.83%
AC VP Val, Cl II
2023	3,554	$3.69	to	$2.12	$13,592	2.25%	0.55%	to	1.85%	8.42%		to	7.04%
2022	3,580	$3.41	to	$1.98	$12,774	1.95%	0.55%	to	1.85%	(0.24%)		to	(1.51%)
2021	3,265	$3.41	to	$2.01	$11,642	1.60%	0.55%	to	1.85%	23.60%		to	22.01%
2020	3,381	$2.76	to	$1.65	$9,796	2.14%	0.55%	to	1.85%	0.28%		to	(1.02%)
2019	3,997	$2.76	to	$1.67	$11,601	1.97%	0.55%	to	1.85%	26.23%		to	24.60%
BlackRock Adv SMID Cap VI, Cl III
2023	258	$1.14	to	$1.12	$293	2.73%	0.65%	to	1.55%	17.86%		to	16.82%
2022	135	$0.97	to	$0.96	$131	5.12%	0.65%	to	1.55%	(4.28	%)(7)	to	(4.84	%)(7)
BlackRock Global Alloc, Cl III
2023	3,690	$1.75	to	$1.40	$6,171	2.59%	0.55%	to	1.85%	11.88%		to	10.44%
2022	3,685	$1.56	to	$1.26	$5,542	—	0.55%	to	1.85%	(16.53%)		to	(17.61%)
2021	3,669	$1.87	to	$1.53	$6,656	0.92%	0.55%	to	1.85%	5.83%		to	4.47%
2020	2,193	$1.77	to	$1.47	$3,711	1.39%	0.55%	to	1.85%	20.05%		to	18.49%
2019	2,234	$1.47	to	$1.24	$3,164	1.19%	0.55%	to	1.85%	17.11%		to	15.60%
BNY Mellon Sus US Eq, Serv
2023	55	$1.13	to	$1.12	$64	0.06%	0.65%	to	1.55%	22.71%		to	21.61%
2022	—	$0.92	to	$0.92	$3	—	0.65%	to	1.55%	(7.93	%)(7)	to	(8.48	%)(7)
Calvert VP EAFE Intl Index, Cl F
2023	307	$1.14	to	$1.12	$352	3.51%	0.65%	to	1.55%	16.77%		to	15.73%
2022	212	$0.98	to	$0.97	$211	6.47%	0.65%	to	1.55%	(2.06	%)(7)	to	(2.64	%)(7)
Calvert VP Nasdaq 100 Index, Cl F
2023	1,632	$1.30	to	$1.28	$2,114	0.42%	0.65%	to	1.55%	53.02%		to	51.66%
2022	624	$0.85	to	$0.84	$533	0.37%	0.65%	to	1.55%	(16.49	%)(7)	to	(16.98	%)(7)

126	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)

Calv VP Russ 2000 Sm Cap Ind, Cl F
2023	462	$1.10	to	$1.08	$507	1.06%	0.65%	to	1.55%	15.61%		to	14.57%
2022	263	$0.95	to	$0.94	$252	1.64%	0.65%	to	1.55%	(6.07	%)(7)	to	(6.63	%)(7)
Calvert VP SRI Bal, Cl F
2023	288	$1.10	to	$1.08	$315	2.12%	0.65%	to	1.55%	15.67%		to	14.64%
2022	91	$0.95	to	$0.94	$87	2.18%	0.65%	to	1.55%	(5.21	%)(7)	to	(5.79	%)(7)
Calvert VP SRI Bal, Cl I
2023	742	$2.93	to	$3.06	$1,949	1.68%	0.55%	to	1.20%	16.18%		to	15.43%
2022	461	$2.52	to	$2.65	$1,052	1.15%	0.55%	to	1.20%	(15.88%)		to	(16.42%)
2021	218	$3.00	to	$3.17	$590	1.17%	0.55%	to	1.20%	14.48%		to	13.74%
2020	318	$2.62	to	$2.79	$753	1.46%	0.55%	to	1.20%	14.63%		to	13.88%
2019	339	$2.28	to	$2.45	$703	1.53%	0.55%	to	1.20%	23.72%		to	22.92%
CB Var Sm Cap Gro, Cl I
2023	133	$3.77	to	$3.24	$472	—	0.55%	to	1.45%	7.81%		to	6.85%
2022	132	$3.49	to	$3.03	$437	—	0.55%	to	1.45%	(29.24%)		to	(29.87%)
2021	142	$4.94	to	$4.33	$666	—	0.55%	to	1.45%	11.99%		to	10.99%
2020	178	$4.41	to	$3.90	$747	—	0.55%	to	1.45%	42.48%		to	41.20%
2019	194	$3.09	to	$2.76	$573	—	0.55%	to	1.45%	26.18%		to	25.05%
Col VP Bal, Cl 2
2023	12,308	$1.11	to	$1.03	$12,876	—	0.65%	to	1.55%	20.32%		to	19.24%
2022	9,421	$0.93	to	$0.86	$8,221	—	0.65%	to	1.55%	(7.47	%)(7)	to	(18.14%)
2021	2,845	$1.06	to	$1.06	$3,011	—	0.95%	to	1.55%	5.79	%(6)	to	5.37	%(6)
Col VP Bal, Cl 3
2023	16,442	$3.33	to	$1.98	$49,685	—	0.55%	to	1.85%	20.57%		to	19.02%
2022	16,873	$2.77	to	$1.66	$42,719	—	0.55%	to	1.85%	(17.20%)		to	(18.27%)
2021	16,796	$3.34	to	$2.03	$51,780	—	0.55%	to	1.85%	14.11%		to	12.63%
2020	15,996	$2.93	to	$1.80	$43,557	—	0.55%	to	1.85%	16.94%		to	15.43%
2019	15,197	$2.50	to	$1.56	$35,756	—	0.55%	to	1.85%	22.11%		to	20.53%
Col VP Commodity Strategy, Cl 2
2023	870	$0.80	to	$0.69	$658	22.37%	0.55%	to	1.85%	(7.65%)		to	(8.84%)
2022	782	$0.86	to	$0.76	$642	24.85%	0.55%	to	1.85%	18.05%		to	16.53%
2021	1,073	$0.73	to	$0.65	$754	—	0.55%	to	1.85%	31.29%		to	29.59%
2020	892	$0.56	to	$0.50	$479	19.81%	0.55%	to	1.85%	(2.09%)		to	(3.36%)
2019	793	$0.57	to	$0.52	$438	0.93%	0.55%	to	1.85%	7.19%		to	5.81%
Col VP Contrarian Core, Cl 2
2023	1,860	$3.43	to	$2.98	$6,034	—	0.55%	to	1.85%	31.17%		to	29.48%
2022	1,734	$2.62	to	$2.31	$4,305	—	0.55%	to	1.85%	(19.30%)		to	(20.34%)
2021	1,796	$3.24	to	$2.89	$5,557	—	0.55%	to	1.85%	23.28%		to	21.69%
2020	1,656	$2.63	to	$2.38	$4,180	—	0.55%	to	1.85%	21.33%		to	19.77%
2019	1,836	$2.17	to	$1.99	$3,843	—	0.55%	to	1.85%	32.08%		to	30.38%
Col VP Disciplined Core, Cl 2
2023	678	$1.13	to	$2.78	$3,182	—	0.65%	to	1.85%	23.28%		to	21.81%
2022	556	$0.92	to	$2.28	$2,123	—	0.65%	to	1.85%	(8.58	%)(7)	to	(20.42%)
2021	480	$4.90	to	$2.87	$2,288	—	0.85%	to	1.85%	31.31%		to	30.01%
2020	410	$3.73	to	$2.20	$1,490	—	0.85%	to	1.85%	12.87%		to	11.74%
2019	381	$3.31	to	$1.97	$1,233	—	0.85%	to	1.85%	23.41%		to	22.19%
Col VP Disciplined Core, Cl 3
2023	4,412	$4.49	to	$3.57	$17,906	—	0.55%	to	1.45%	23.55%		to	22.45%
2022	4,860	$3.63	to	$2.91	$16,098	—	0.55%	to	1.45%	(19.27%)		to	(20.00%)
2021	5,345	$4.50	to	$3.64	$21,946	—	0.55%	to	1.45%	31.84%		to	30.66%
2020	5,965	$3.41	to	$2.79	$18,580	—	0.55%	to	1.45%	13.36%		to	12.34%
2019	6,767	$3.01	to	$2.48	$18,796	—	0.55%	to	1.45%	23.95%		to	22.84%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	127

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 2
2023	1,943	$1.05	to	$1.94	$5,830	—	0.65%	to	1.85%	4.16%		to	2.92%
2022	1,771	$1.01	to	$1.89	$5,129	—	0.65%	to	1.85%	0.26	%(7)	to	(3.19%)
2021	1,208	$3.07	to	$1.95	$3,600	—	0.85%	to	1.85%	24.83%		to	23.59%
2020	981	$2.46	to	$1.58	$2,351	—	0.85%	to	1.85%	0.05%		to	(0.95%)
2019	959	$2.46	to	$1.59	$2,304	—	0.85%	to	1.85%	22.71%		to	21.49%
Col VP Divd Opp, Cl 3
2023	5,006	$3.60	to	$2.49	$19,916	—	0.55%	to	1.45%	4.38%		to	3.45%
2022	5,400	$3.45	to	$2.41	$20,629	—	0.55%	to	1.45%	(1.78%)		to	(2.65%)
2021	5,968	$3.51	to	$2.47	$23,277	—	0.55%	to	1.45%	25.33%		to	24.20%
2020	6,509	$2.80	to	$1.99	$20,365	—	0.55%	to	1.45%	0.47%		to	(0.43%)
2019	7,526	$2.79	to	$2.00	$23,561	—	0.55%	to	1.45%	23.24%		to	22.14%
Col VP Emerg Mkts Bond, Cl 2
2023	1,068	$1.07	to	$0.93	$1,084	5.23%	0.55%	to	1.85%	9.41%		to	8.00%
2022	1,154	$0.98	to	$0.86	$1,076	4.05%	0.55%	to	1.85%	(16.61%)		to	(17.69%)
2021	1,313	$1.17	to	$1.04	$1,478	3.72%	0.55%	to	1.85%	(2.98%)		to	(4.25%)
2020	1,171	$1.21	to	$1.09	$1,366	3.52%	0.55%	to	1.85%	6.58%		to	5.18%
2019	839	$1.13	to	$1.04	$923	4.89%	0.55%	to	1.85%	11.48%		to	10.03%
Col VP Emer Mkts, Cl 2
2023	2,046	$0.96	to	$1.02	$2,566	—	0.65%	to	1.85%	8.49%		to	7.20%
2022	2,060	$0.88	to	$0.95	$2,390	—	0.65%	to	1.85%	(11.55	%)(7)	to	(34.30%)
2021	1,783	$1.79	to	$1.44	$3,116	0.84%	0.85%	to	1.85%	(8.26%)		to	(9.17%)
2020	1,485	$1.95	to	$1.59	$2,832	0.42%	0.85%	to	1.85%	32.04%		to	30.74%
2019	1,527	$1.48	to	$1.22	$2,206	0.14%	0.85%	to	1.85%	30.16%		to	28.88%
Col VP Emer Mkts, Cl 3
2023	1,652	$2.79	to	$1.61	$4,053	—	0.55%	to	1.45%	8.71%		to	7.74%
2022	1,752	$2.57	to	$1.50	$3,977	—	0.55%	to	1.45%	(33.34%)		to	(33.94%)
2021	2,138	$3.85	to	$2.26	$7,130	0.99%	0.55%	to	1.45%	(7.84%)		to	(8.67%)
2020	2,265	$4.18	to	$2.48	$8,366	0.55%	0.55%	to	1.45%	32.63%		to	31.44%
2019	2,995	$3.15	to	$1.89	$8,156	0.18%	0.55%	to	1.45%	30.71%		to	29.54%
Col VP Global Strategic Inc, Cl 2
2023	1,150	$1.03	to	$0.78	$1,091	3.02%	0.65%	to	1.85%	8.76%		to	7.46%
2022	1,083	$0.95	to	$0.73	$948	3.18%	0.65%	to	1.85%	(4.91	%)(7)	to	(15.20%)
2021	940	$1.06	to	$0.86	$962	3.62%	0.85%	to	1.85%	0.18%		to	(0.82%)
2020	830	$1.05	to	$0.87	$847	4.12%	0.85%	to	1.85%	3.70%		to	2.67%
2019	547	$1.02	to	$0.85	$545	—	0.85%	to	1.85%	9.82%		to	8.72%
Col VP Global Strategic Inc, Cl 3
2023	1,623	$1.29	to	$1.10	$2,469	3.24%	0.55%	to	1.45%	9.21%		to	8.23%
2022	1,815	$1.18	to	$1.02	$2,537	3.44%	0.55%	to	1.45%	(14.08%)		to	(14.85%)
2021	2,042	$1.37	to	$1.19	$3,335	4.04%	0.55%	to	1.45%	0.59%		to	(0.32%)
2020	2,296	$1.36	to	$1.20	$3,752	5.18%	0.55%	to	1.45%	4.11%		to	3.17%
2019	2,516	$1.31	to	$1.16	$3,988	—	0.55%	to	1.45%	10.30%		to	9.31%
Col VP Govt Money Mkt, Cl 2
2023	16,946	$1.04	to	$0.89	$16,428	4.40%	0.65%	to	1.85%	3.79%		to	2.55%
2022	14,646	$1.01	to	$0.87	$13,763	1.38%	0.65%	to	1.85%	0.66	%(7)	to	(0.75%)
2021	7,055	$0.94	to	$0.88	$6,474	0.01%	0.85%	to	1.85%	(0.83%)		to	(1.83%)
2020	7,634	$0.95	to	$0.90	$7,084	0.16%	0.85%	to	1.85%	(0.61%)		to	(1.61%)
2019	6,977	$0.95	to	$0.91	$6,563	1.59%	0.85%	to	1.85%	0.78%		to	(0.23%)
Col VP Govt Money Mkt, Cl 3
2023	6,989	$1.14	to	$0.93	$7,555	4.50%	0.55%	to	1.45%	4.02%		to	3.10%
2022	7,686	$1.10	to	$0.91	$7,984	1.20%	0.55%	to	1.45%	0.61%		to	(0.30%)
2021	6,690	$1.09	to	$0.91	$6,995	0.01%	0.55%	to	1.45%	(0.52%)		to	(1.44%)
2020	9,566	$1.10	to	$0.92	$10,004	0.22%	0.55%	to	1.45%	(0.27%)		to	(1.18%)
2019	8,173	$1.10	to	$0.93	$8,696	1.73%	0.55%	to	1.45%	1.21%		to	0.30%

128	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Hi Yield Bond, Cl 2
2023	2,524	$1.07	to	$1.26	$4,479	5.43%	0.65%	to	1.85%	11.15%		to	9.82%
2022	2,194	$0.96	to	$1.15	$3,547	4.97%	0.65%	to	1.85%	(2.98	%)(7)	to	(12.40%)
2021	2,132	$1.92	to	$1.31	$3,964	4.71%	0.85%	to	1.85%	3.90%		to	2.86%
2020	1,699	$1.85	to	$1.28	$3,034	5.95%	0.85%	to	1.85%	5.41%		to	4.36%
2019	1,352	$1.75	to	$1.22	$2,300	5.81%	0.85%	to	1.85%	15.54%		to	14.38%
Col VP Hi Yield Bond, Cl 3
2023	1,735	$2.78	to	$2.20	$5,298	5.31%	0.55%	to	1.45%	11.47%		to	10.47%
2022	1,918	$2.49	to	$1.99	$5,298	5.08%	0.55%	to	1.45%	(11.19%)		to	(11.99%)
2021	2,071	$2.80	to	$2.26	$6,497	5.02%	0.55%	to	1.45%	4.29%		to	3.35%
2020	2,231	$2.69	to	$2.19	$6,751	5.65%	0.55%	to	1.45%	5.96%		to	5.01%
2019	2,599	$2.54	to	$2.08	$7,472	5.79%	0.55%	to	1.45%	16.08%		to	15.04%
Col VP Inc Opp, Cl 2
2023	2,124	$1.07	to	$1.10	$3,757	4.88%	0.65%	to	1.85%	10.64%		to	9.32%
2022	2,388	$0.97	to	$1.00	$3,827	5.25%	0.65%	to	1.85%	(2.41	%)(7)	to	(11.87%)
2021	2,232	$1.85	to	$1.14	$4,027	8.73%	0.85%	to	1.85%	3.26%		to	2.23%
2020	2,194	$1.79	to	$1.11	$3,841	4.54%	0.85%	to	1.85%	4.78%		to	3.74%
2019	1,859	$1.71	to	$1.07	$3,112	4.58%	0.85%	to	1.85%	15.14%		to	13.99%
Col VP Inc Opp, Cl 3
2023	1,788	$2.60	to	$2.12	$4,263	5.05%	0.55%	to	1.45%	10.90%		to	9.91%
2022	1,954	$2.35	to	$1.93	$4,216	5.12%	0.55%	to	1.45%	(10.70%)		to	(11.50%)
2021	2,341	$2.63	to	$2.18	$5,690	8.96%	0.55%	to	1.45%	3.90%		to	2.97%
2020	2,515	$2.53	to	$2.12	$5,912	4.61%	0.55%	to	1.45%	5.16%		to	4.21%
2019	2,924	$2.41	to	$2.03	$6,556	4.91%	0.55%	to	1.45%	15.59%		to	14.56%
Col VP Inter Bond, Cl 2
2023	5,020	$0.98	to	$0.97	$6,041	2.07%	0.65%	to	1.85%	5.40%		to	4.14%
2022	4,303	$0.93	to	$0.93	$4,934	3.05%	0.65%	to	1.85%	(6.86	%)(7)	to	(18.74%)
2021	3,643	$1.44	to	$1.14	$5,103	3.14%	0.85%	to	1.85%	(1.43%)		to	(2.41%)
2020	3,336	$1.46	to	$1.17	$4,747	2.51%	0.85%	to	1.85%	11.33%		to	10.21%
2019	2,357	$1.31	to	$1.06	$3,013	3.04%	0.85%	to	1.85%	8.10%		to	7.03%
Col VP Inter Bond, Cl 3
2023	6,273	$1.63	to	$1.36	$10,924	2.21%	0.55%	to	1.45%	5.61%		to	4.67%
2022	6,883	$1.54	to	$1.30	$11,425	3.05%	0.55%	to	1.45%	(17.62%)		to	(18.36%)
2021	7,537	$1.87	to	$1.60	$15,328	3.16%	0.55%	to	1.45%	(0.90%)		to	(1.79%)
2020	8,248	$1.89	to	$1.63	$17,001	2.76%	0.55%	to	1.45%	11.83%		to	10.83%
2019	8,839	$1.69	to	$1.47	$16,357	3.11%	0.55%	to	1.45%	8.52%		to	7.55%
Col VP Lg Cap Gro, Cl 2
2023	1,465	$1.22	to	$3.42	$7,518	—	0.65%	to	1.85%	41.85%		to	40.16%
2022	1,247	$0.86	to	$2.44	$4,852	—	0.65%	to	1.85%	(15.22	%)(7)	to	(32.79%)
2021	882	$5.96	to	$3.63	$5,119	—	0.85%	to	1.85%	27.27%		to	26.00%
2020	791	$4.68	to	$2.88	$3,620	—	0.85%	to	1.85%	33.27%		to	31.95%
2019	620	$3.51	to	$2.19	$2,139	—	0.85%	to	1.85%	34.39%		to	33.05%
Col VP Lg Cap Gro, Cl 3
2023	1,468	$5.57	to	$4.47	$4,310	—	0.55%	to	1.45%	42.17%		to	40.90%
2022	1,633	$3.92	to	$3.17	$3,360	—	0.55%	to	1.45%	(31.82%)		to	(32.43%)
2021	1,775	$5.75	to	$4.69	$5,240	—	0.55%	to	1.45%	27.83%		to	26.69%
2020	2,057	$4.50	to	$3.70	$4,787	—	0.55%	to	1.45%	33.83%		to	32.63%
2019	2,380	$3.36	to	$2.79	$4,150	—	0.55%	to	1.45%	35.01%		to	33.80%
Col VP Lg Cap Index, Cl 2
2023	17,794	$1.16	to	$1.13	$20,353	—	0.65%	to	1.55%	24.84%		to	23.73%
2022	10,988	$0.93	to	$0.91	$10,096	—	0.65%	to	1.55%	(7.22	%)(7)	to	(19.79%)
2021	3,471	$1.14	to	$1.14	$3,954	—	0.95%	to	1.55%	13.67	%(6)	to	13.22	%(6)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	129

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Index, Cl 3
2023	18,551	$4.90	to	$2.88	$73,880	—	0.55%	to	1.85%	25.13%		to	23.52%
2022	17,222	$3.91	to	$2.33	$55,435	—	0.55%	to	1.85%	(18.89%)		to	(19.94%)
2021	16,719	$4.82	to	$2.92	$66,822	—	0.55%	to	1.85%	27.51%		to	25.87%
2020	18,223	$3.78	to	$2.32	$57,310	—	0.55%	to	1.85%	17.26%		to	15.74%
2019	16,113	$3.23	to	$2.00	$43,550	—	0.55%	to	1.85%	30.23%		to	28.55%
Col VP Limited Duration Cr, Cl 2
2023	3,415	$1.06	to	$0.97	$3,847	3.11%	0.55%	to	1.85%	6.07%		to	4.71%
2022	3,776	$1.00	to	$0.93	$4,030	0.54%	0.55%	to	1.85%	(6.87%)		to	(8.07%)
2021	3,318	$1.07	to	$1.01	$3,808	1.42%	0.55%	to	1.85%	(1.38%)		to	(2.67%)
2020	3,033	$1.09	to	$1.04	$3,537	2.58%	0.55%	to	1.85%	4.99%		to	3.63%
2019	2,588	$1.04	to	$1.00	$2,915	2.18%	0.55%	to	1.85%	6.88%		to	5.49%
Col VP Long Govt/Cr Bond, Cl 2
2023	1,359	$1.07	to	$0.93	$1,388	3.07%	0.55%	to	1.85%	6.09%		to	4.72%
2022	1,252	$1.01	to	$0.89	$1,212	2.25%	0.55%	to	1.85%	(28.09%)		to	(29.02%)
2021	963	$1.40	to	$1.25	$1,297	1.80%	0.55%	to	1.85%	(3.99%)		to	(5.24%)
2020	1,060	$1.46	to	$1.32	$1,496	2.75%	0.55%	to	1.85%	16.43%		to	14.92%
2019	620	$1.25	to	$1.15	$754	2.89%	0.55%	to	1.85%	18.76%		to	17.24%
Col VP Overseas Core, Cl 2
2023	603	$1.11	to	$1.31	$1,092	1.58%	0.65%	to	1.85%	14.58%		to	13.21%
2022	539	$0.97	to	$1.16	$855	0.73%	0.65%	to	1.85%	(2.28	%)(7)	to	(16.46%)
2021	524	$1.94	to	$1.38	$986	1.16%	0.85%	to	1.85%	8.81%		to	7.74%
2020	326	$1.78	to	$1.28	$566	1.44%	0.85%	to	1.85%	7.90%		to	6.83%
2019	331	$1.65	to	$1.20	$532	1.85%	0.85%	to	1.85%	24.09%		to	22.85%
Col VP Overseas Core, Cl 3
2023	1,571	$2.34	to	$1.58	$2,950	1.82%	0.55%	to	1.45%	14.84%		to	13.81%
2022	1,717	$2.04	to	$1.38	$2,834	0.81%	0.55%	to	1.45%	(15.27%)		to	(16.03%)
2021	1,872	$2.40	to	$1.65	$3,685	1.18%	0.55%	to	1.45%	9.28%		to	8.30%
2020	2,054	$2.20	to	$1.52	$3,706	1.56%	0.55%	to	1.45%	8.33%		to	7.35%
2019	2,393	$2.03	to	$1.42	$3,984	1.97%	0.55%	to	1.45%	24.63%		to	23.52%
Col VP Select Lg Cap Eq, Cl 2
2023	196	$1.17	to	$1.16	$228	—	0.65%	to	1.55%	26.94%		to	25.81%
2022	—	$0.92	to	$0.92	$0	—	0.65%	to	1.55%	(8.22	%)(7)	to	(8.76	%)(7)
Col VP Select Lg Cap Val, Cl 2
2023	1,239	$1.05	to	$2.33	$3,905	—	0.65%	to	1.85%	4.43%		to	3.19%
2022	1,095	$1.01	to	$2.26	$3,535	—	0.65%	to	1.85%	0.22	%(7)	to	(3.85%)
2021	536	$3.98	to	$2.35	$2,062	—	0.85%	to	1.85%	24.91%		to	23.67%
2020	470	$3.18	to	$1.90	$1,451	—	0.85%	to	1.85%	5.90%		to	4.85%
2019	252	$3.01	to	$1.81	$740	—	0.85%	to	1.85%	25.36%		to	24.11%
Col VP Select Lg Cap Val, Cl 3
2023	224	$4.03	to	$3.14	$793	—	0.55%	to	1.45%	4.65%		to	3.72%
2022	293	$3.85	to	$3.02	$998	—	0.55%	to	1.45%	(2.49%)		to	(3.36%)
2021	271	$3.94	to	$3.13	$953	—	0.55%	to	1.45%	25.46%		to	24.33%
2020	273	$3.14	to	$2.52	$770	—	0.55%	to	1.45%	6.37%		to	5.41%
2019	329	$2.96	to	$2.39	$877	—	0.55%	to	1.45%	25.85%		to	24.72%
Col VP Select Mid Cap Gro, Cl 2
2023	731	$1.16	to	$2.41	$2,409	—	0.65%	to	1.85%	24.12%		to	22.64%
2022	596	$0.94	to	$1.97	$1,582	—	0.65%	to	1.85%	(7.66	%)(7)	to	(32.28%)
2021	448	$4.06	to	$2.90	$1,755	—	0.85%	to	1.85%	15.29%		to	14.14%
2020	316	$3.52	to	$2.54	$1,074	—	0.85%	to	1.85%	33.94%		to	32.61%
2019	274	$2.63	to	$1.92	$700	—	0.85%	to	1.85%	33.69%		to	32.36%
Col VP Select Mid Cap Gro, Cl 3
2023	974	$4.10	to	$3.50	$3,329	—	0.55%	to	1.45%	24.40%		to	23.29%
2022	1,107	$3.30	to	$2.84	$3,056	—	0.55%	to	1.45%	(31.30%)		to	(31.91%)
2021	1,182	$4.80	to	$4.17	$4,791	—	0.55%	to	1.45%	15.77%		to	14.73%
2020	1,254	$4.14	to	$3.63	$4,394	—	0.55%	to	1.45%	34.49%		to	33.29%
2019	1,428	$3.08	to	$2.72	$3,740	—	0.55%	to	1.45%	34.28%		to	33.08%

130	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Mid Cap Val, Cl 2
2023	793	$1.08	to	$2.19	$2,768	—	0.65%	to	1.85%	9.34%		to	8.04%
2022	566	$0.98	to	$2.03	$1,847	—	0.65%	to	1.85%	(2.12	%)(7)	to	(11.32%)
2021	435	$3.78	to	$2.29	$1,585	—	0.85%	to	1.85%	30.86%		to	29.56%
2020	463	$2.89	to	$1.77	$1,294	—	0.85%	to	1.85%	6.34%		to	5.29%
2019	328	$2.71	to	$1.68	$868	—	0.85%	to	1.85%	30.14%		to	28.84%
Col VP Select Mid Cap Val, Cl 3
2023	460	$3.85	to	$3.03	$1,706	—	0.55%	to	1.45%	9.58%		to	8.60%
2022	514	$3.51	to	$2.79	$1,743	—	0.55%	to	1.45%	(10.06%)		to	(10.86%)
2021	568	$3.91	to	$3.13	$2,159	—	0.55%	to	1.45%	31.41%		to	30.23%
2020	635	$2.97	to	$2.40	$1,851	—	0.55%	to	1.45%	6.82%		to	5.86%
2019	731	$2.78	to	$2.27	$2,010	—	0.55%	to	1.45%	30.70%		to	29.53%
Col VP Select Sm Cap Val, Cl 2
2023	511	$1.08	to	$1.96	$1,392	—	0.65%	to	1.85%	12.12%		to	10.78%
2022	454	$0.96	to	$1.77	$1,104	—	0.65%	to	1.85%	(4.31	%)(7)	to	(16.48%)
2021	302	$3.51	to	$2.11	$1,024	—	0.85%	to	1.85%	29.51%		to	28.22%
2020	255	$2.71	to	$1.65	$670	—	0.85%	to	1.85%	8.00%		to	6.92%
2019	194	$2.51	to	$1.54	$477	—	0.85%	to	1.85%	16.45%		to	15.29%
Col VP Select Sm Cap Val, Cl 3
2023	379	$3.38	to	$2.74	$1,419	—	0.55%	to	1.45%	12.36%		to	11.35%
2022	423	$3.00	to	$2.46	$1,415	—	0.55%	to	1.45%	(15.29%)		to	(16.04%)
2021	394	$3.55	to	$2.93	$1,586	—	0.55%	to	1.45%	30.08%		to	28.92%
2020	413	$2.73	to	$2.27	$1,304	—	0.55%	to	1.45%	8.46%		to	7.48%
2019	494	$2.51	to	$2.11	$1,435	—	0.55%	to	1.45%	16.94%		to	15.89%
Col VP Sel Gbl Tech, Cl 2
2023	436	$1.23	to	$1.22	$537	—	0.65%	to	1.55%	43.94%		to	42.65%
2022	97	$0.86	to	$0.85	$84	—	0.65%	to	1.55%	(15.93	%)(7)	to	(16.44	%)(7)
Col VP Sm Cap Val, Cl 2
2023	24	$1.20	to	$1.18	$30	0.43%	0.65%	to	1.55%	20.87%		to	19.80%
2022	13	$0.99	to	$0.98	$14	0.22%	0.65%	to	1.55%	(1.99	%)(7)	to	(2.56	%)(7)
Col VP Strategic Inc, Cl 2
2023	3,224	$1.03	to	$1.08	$4,012	3.45%	0.65%	to	1.85%	8.49%		to	7.21%
2022	2,554	$0.95	to	$1.01	$2,951	2.70%	0.65%	to	1.85%	(4.13	%)(7)	to	(13.14%)
2021	2,835	$1.36	to	$1.16	$3,732	5.23%	0.85%	to	1.85%	0.77%		to	(0.24%)
2020	2,515	$1.35	to	$1.17	$3,290	3.41%	0.85%	to	1.85%	5.72%		to	4.67%
2019	2,336	$1.27	to	$1.11	$2,901	3.57%	0.85%	to	1.85%	9.29%		to	8.19%
Col VP US Govt Mtge, Cl 2
2023	1,365	$0.98	to	$0.92	$1,370	2.65%	0.65%	to	1.85%	4.75%		to	3.49%
2022	1,570	$0.94	to	$0.89	$1,507	1.97%	0.65%	to	1.85%	(5.83	%)(7)	to	(15.89%)
2021	1,225	$1.16	to	$1.05	$1,383	1.72%	0.85%	to	1.85%	(2.04%)		to	(3.01%)
2020	820	$1.19	to	$1.09	$947	2.37%	0.85%	to	1.85%	3.96%		to	2.92%
2019	865	$1.14	to	$1.06	$962	2.52%	0.85%	to	1.85%	5.60%		to	4.54%
Col VP US Govt Mtge, Cl 3
2023	1,701	$1.24	to	$1.03	$2,161	2.66%	0.55%	to	1.45%	4.97%		to	4.04%
2022	1,783	$1.18	to	$0.99	$2,168	1.98%	0.55%	to	1.45%	(14.73%)		to	(15.50%)
2021	2,335	$1.39	to	$1.18	$3,302	1.94%	0.55%	to	1.45%	(1.61%)		to	(2.49%)
2020	2,429	$1.41	to	$1.21	$3,510	2.53%	0.55%	to	1.45%	4.38%		to	3.44%
2019	2,325	$1.35	to	$1.17	$3,277	2.62%	0.55%	to	1.45%	6.03%		to	5.08%
CS Commodity Return, Cl 1
2023	709	$0.65	to	$0.57	$440	21.49%	0.55%	to	1.45%	(9.61%)		to	(10.42%)
2022	825	$0.72	to	$0.64	$568	17.10%	0.55%	to	1.45%	15.39%		to	14.36%
2021	1,134	$0.63	to	$0.56	$679	4.78%	0.55%	to	1.45%	27.20%		to	26.06%
2020	1,174	$0.49	to	$0.44	$554	5.75%	0.55%	to	1.45%	(2.02%)		to	(2.90%)
2019	1,265	$0.50	to	$0.45	$611	0.87%	0.55%	to	1.45%	6.11%		to	5.16%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	131

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP AC Div Bond, Cl 2
2023	1,400	$0.98	to	$0.95	$1,581	3.15%	0.65%	to	1.85%	4.65%		to	3.39%
2022	1,315	$0.93	to	$0.91	$1,424	3.07%	0.65%	to	1.85%	(6.27	%)(7)	to	(17.06%)
2021	881	$1.34	to	$1.10	$1,141	2.07%	0.85%	to	1.85%	(0.56%)		to	(1.54%)
2020	781	$1.34	to	$1.12	$1,015	1.58%	0.85%	to	1.85%	7.32%		to	6.26%
2019	907	$1.25	to	$1.05	$1,107	5.38%	0.85%	to	1.85%	8.47%		to	7.40%
CTIVP BR Gl Infl Prot Sec, Cl 2
2023	1,196	$0.90	to	$0.93	$1,431	8.54%	0.65%	to	1.85%	3.22%		to	2.00%
2022	1,379	$0.87	to	$0.91	$1,603	4.58%	0.65%	to	1.85%	(11.71	%)(7)	to	(19.20%)
2021	1,487	$1.46	to	$1.13	$2,131	0.57%	0.85%	to	1.85%	3.55%		to	2.51%
2020	1,166	$1.41	to	$1.10	$1,617	0.45%	0.85%	to	1.85%	8.05%		to	6.97%
2019	1,165	$1.31	to	$1.03	$1,498	3.11%	0.85%	to	1.85%	6.72%		to	5.66%
CTIVP BR Gl Infl Prot Sec, Cl 3
2023	1,665	$1.57	to	$1.30	$2,413	8.88%	0.55%	to	1.45%	3.39%		to	2.46%
2022	1,876	$1.52	to	$1.27	$2,643	4.35%	0.55%	to	1.45%	(18.03%)		to	(18.77%)
2021	2,286	$1.85	to	$1.56	$3,947	0.68%	0.55%	to	1.45%	3.90%		to	2.97%
2020	2,491	$1.78	to	$1.52	$4,160	0.56%	0.55%	to	1.45%	8.52%		to	7.54%
2019	2,809	$1.64	to	$1.41	$4,337	3.16%	0.55%	to	1.45%	7.22%		to	6.26%
CTIVP CenterSquare Real Est, Cl 2
2023	525	$0.92	to	$1.30	$1,132	1.84%	0.65%	to	1.85%	12.82%		to	11.49%
2022	500	$0.81	to	$1.17	$959	1.33%	0.65%	to	1.85%	(16.56	%)(7)	to	(25.71%)
2021	473	$2.62	to	$1.57	$1,211	1.13%	0.85%	to	1.85%	40.01%		to	38.62%
2020	457	$1.87	to	$1.13	$837	4.22%	0.85%	to	1.85%	(5.99%)		to	(6.93%)
2019	476	$1.99	to	$1.22	$925	1.67%	0.85%	to	1.85%	25.09%		to	23.85%
CTIVP MFS Val, Cl 2
2023	1,408	$1.10	to	$2.15	$4,912	—	0.65%	to	1.85%	7.08%		to	5.80%
2022	1,395	$1.02	to	$2.03	$4,539	—	0.65%	to	1.85%	2.42	%(7)	to	(8.07%)
2021	1,250	$3.61	to	$2.21	$4,386	—	0.85%	to	1.85%	24.05%		to	22.82%
2020	1,210	$2.91	to	$1.80	$3,423	—	0.85%	to	1.85%	2.46%		to	1.44%
2019	1,322	$2.84	to	$1.77	$3,650	—	0.85%	to	1.85%	28.42%		to	27.14%
CTIVP MS Adv, Cl 2
2023	315	$1.11	to	$2.54	$1,263	—	0.65%	to	1.85%	29.77%		to	28.23%
2022	335	$0.86	to	$1.98	$1,037	—	0.65%	to	1.85%	(15.25	%)(7)	to	(42.29%)
2021	343	$5.46	to	$3.43	$1,823	—	0.85%	to	1.85%	(5.16%)		to	(6.10%)
2020	226	$5.76	to	$3.66	$1,270	—	0.85%	to	1.85%	74.01%		to	72.28%
2019	158	$3.31	to	$2.12	$511	—	0.85%	to	1.85%	25.78%		to	24.53%
CTIVP Prin Blue Chip Gro, Cl 1
2023	1,973	$2.74	to	$2.56	$5,253	—	0.55%	to	1.45%	38.77%		to	37.54%
2022	2,407	$1.98	to	$1.86	$4,639	—	0.55%	to	1.45%	(28.40%)		to	(29.04%)
2021	2,585	$2.76	to	$2.62	$6,985	—	0.55%	to	1.45%	17.92%		to	16.87%
2020	2,909	$2.34	to	$2.24	$6,691	—	0.55%	to	1.45%	31.21%		to	30.04%
2019	3,697	$1.78	to	$1.73	$6,507	—	0.55%	to	1.45%	31.03%		to	29.86%
CTIVP Prin Blue Chip Gro, Cl 2
2023	593	$1.25	to	$3.36	$2,612	—	0.65%	to	1.85%	38.31%		to	36.66%
2022	435	$0.91	to	$2.46	$1,633	—	0.65%	to	1.85%	(10.61	%)(7)	to	(29.50%)
2021	592	$5.56	to	$3.48	$3,181	—	0.85%	to	1.85%	17.28%		to	16.11%
2020	457	$4.74	to	$3.00	$2,104	—	0.85%	to	1.85%	30.49%		to	29.20%
2019	412	$3.64	to	$2.32	$1,448	—	0.85%	to	1.85%	30.32%		to	29.02%
CTIVP T Rowe Price LgCap Val, Cl 2
2023	1,352	$1.07	to	$1.91	$4,163	—	0.65%	to	1.85%	8.58%		to	7.28%
2022	1,323	$0.99	to	$1.78	$3,769	—	0.65%	to	1.85%	(1.19	%)(7)	to	(6.90%)
2021	1,128	$3.12	to	$1.91	$3,412	—	0.85%	to	1.85%	23.92%		to	22.69%
2020	1,081	$2.51	to	$1.56	$2,645	—	0.85%	to	1.85%	1.56%		to	0.55%
2019	933	$2.48	to	$1.55	$2,245	—	0.85%	to	1.85%	25.16%		to	23.91%

132	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP TCW Core Plus Bond, Cl 2
2023	2,117	$0.99	to	$0.93	$2,225	2.27%	0.65%	to	1.85%	4.86%		to	3.62%
2022	1,894	$0.94	to	$0.90	$1,900	0.86%	0.65%	to	1.85%	(4.99	%)(7)	to	(15.88%)
2021	849	$1.23	to	$1.07	$1,023	1.13%	0.85%	to	1.85%	(2.24%)		to	(3.21%)
2020	966	$1.26	to	$1.10	$1,187	2.28%	0.85%	to	1.85%	7.75%		to	6.68%
2019	583	$1.17	to	$1.03	$665	2.69%	0.85%	to	1.85%	7.66%		to	6.59%
CTIVP Vty Sycamore Estb Val, Cl 2
2023	1,475	$1.08	to	$2.65	$6,129	—	0.65%	to	1.85%	8.97%		to	7.67%
2022	1,319	$1.00	to	$2.46	$5,140	—	0.65%	to	1.85%	(0.16	%)(7)	to	(4.78%)
2021	1,153	$4.22	to	$2.59	$4,730	—	0.85%	to	1.85%	30.44%		to	29.14%
2020	1,093	$3.23	to	$2.00	$3,450	—	0.85%	to	1.85%	6.89%		to	5.83%
2019	1,136	$3.02	to	$1.89	$3,357	—	0.85%	to	1.85%	26.77%		to	25.51%
CTIVP Vty Sycamore Estb Val, Cl 3
2023	235	$4.97	to	$3.98	$1,055	—	0.55%	to	1.45%	9.21%		to	8.23%
2022	250	$4.55	to	$3.68	$1,036	—	0.55%	to	1.45%	(3.42%)		to	(4.28%)
2021	299	$4.71	to	$3.84	$1,289	—	0.55%	to	1.45%	31.02%		to	29.85%
2020	284	$3.60	to	$2.96	$940	—	0.55%	to	1.45%	7.31%		to	6.35%
2019	296	$3.35	to	$2.78	$919	—	0.55%	to	1.45%	27.31%		to	26.17%
CTIVP Westfield Mid Cap Gro, Cl 2
2023	323	$1.11	to	$2.43	$1,272	—	0.65%	to	1.85%	24.37%		to	22.89%
2022	323	$0.89	to	$1.98	$1,028	—	0.65%	to	1.85%	(11.33	%)(7)	to	(27.15%)
2021	328	$4.45	to	$2.72	$1,421	—	0.85%	to	1.85%	15.43%		to	14.28%
2020	351	$3.85	to	$2.38	$1,320	—	0.85%	to	1.85%	26.11%		to	24.85%
2019	347	$3.06	to	$1.90	$1,039	—	0.85%	to	1.85%	40.60%		to	39.20%
Del Ivy VIP Asset Strategy, Cl II
2023	375	$1.61	to	$1.40	$574	2.10%	0.55%	to	1.85%	13.32%		to	11.85%
2022	403	$1.42	to	$1.25	$546	1.53%	0.55%	to	1.85%	(15.20%)		to	(16.31%)
2021	454	$1.67	to	$1.49	$729	1.51%	0.55%	to	1.85%	9.83%		to	8.41%
2020	493	$1.52	to	$1.38	$724	2.06%	0.55%	to	1.85%	13.25%		to	11.78%
2019	475	$1.34	to	$1.23	$619	2.20%	0.55%	to	1.85%	21.11%		to	19.54%
Del VIP for Inc, Serv Cl
2023	89	$1.07	to	$1.06	$96	3.82%	0.65%	to	1.55%	12.12%		to	11.12%
2022	41	$0.96	to	$0.95	$41	—	0.65%	to	1.55%	(3.70	%)(7)	to	(4.27	%)(7)
Del VIP Intl, Serv Cl
2023	64	$1.03	to	$1.02	$66	0.16%	0.65%	to	1.55%	12.54%		to	11.54%
2022	—	$0.92	to	$0.91	$1	—	0.65%	to	1.55%	(7.86	%)(7)	to	(8.41	%)(7)
DWS Alt Asset Alloc VIP, Cl B
2023	724	$1.23	to	$1.03	$838	6.43%	0.55%	to	1.85%	5.09%		to	3.74%
2022	760	$1.17	to	$0.99	$841	6.90%	0.55%	to	1.85%	(8.25%)		to	(9.43%)
2021	764	$1.28	to	$1.09	$927	1.69%	0.55%	to	1.85%	11.73%		to	10.29%
2020	651	$1.14	to	$0.99	$711	2.33%	0.55%	to	1.85%	4.75%		to	3.39%
2019	541	$1.09	to	$0.96	$568	3.66%	0.55%	to	1.85%	13.72%		to	12.26%
EV VT Floating-Rate Inc, Init Cl
2023	3,253	$1.72	to	$1.06	$5,119	8.21%	0.55%	to	1.55%	10.60%		to	9.51%
2022	2,941	$1.55	to	$0.97	$4,258	4.71%	0.55%	to	1.55%	(3.27%)		to	(2.68	%)(7)
2021	2,539	$1.61	to	$1.39	$3,827	2.90%	0.55%	to	1.45%	3.04%		to	2.13%
2020	2,829	$1.56	to	$1.36	$4,160	3.33%	0.55%	to	1.45%	1.44%		to	0.53%
2019	3,802	$1.54	to	$1.35	$5,531	4.32%	0.55%	to	1.45%	6.49%		to	5.54%
Fid VIP Contrafund, Serv Cl 2
2023	10,252	$4.34	to	$2.86	$42,054	0.26%	0.55%	to	1.85%	32.39%		to	30.68%
2022	10,551	$3.28	to	$2.19	$33,166	0.27%	0.55%	to	1.85%	(26.89%)		to	(27.83%)
2021	10,591	$4.48	to	$3.04	$45,830	0.03%	0.55%	to	1.85%	26.81%		to	25.17%
2020	10,296	$3.53	to	$2.43	$35,394	0.08%	0.55%	to	1.85%	29.52%		to	27.84%
2019	11,232	$2.73	to	$1.90	$30,062	0.22%	0.55%	to	1.85%	30.56%		to	28.87%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	133

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Emer Mkts, Serv Cl 2
2023	44	$1.04	to	$1.03	$46	2.43%	0.65%	to	1.55%	8.77%		to	7.81%
2022	22	$0.96	to	$0.95	$22	9.31%	0.65%	to	1.55%	(4.74	%)(7)	to	(5.30	%)(7)
Fid VIP Energy, Serv Cl 2
2023	366	$1.17	to	$1.15	$426	3.39%	0.65%	to	1.55%	0.05%		to	(0.84%)
2022	98	$1.16	to	$1.16	$115	5.60%	0.65%	to	1.55%	15.45	%(7)	to	14.76	%(7)
Fid VIP Gro & Inc, Serv Cl
2023	219	$3.87	to	$3.70	$827	1.49%	0.75%	to	0.95%	17.69%		to	17.46%
2022	242	$3.29	to	$3.15	$779	1.35%	0.75%	to	0.95%	(5.73%)		to	(5.92%)
2021	366	$3.49	to	$3.35	$1,251	2.30%	0.75%	to	0.95%	24.82%		to	24.58%
2020	409	$2.80	to	$2.69	$1,118	2.04%	0.75%	to	0.95%	6.93%		to	6.72%
2019	440	$2.62	to	$2.52	$1,129	3.49%	0.75%	to	0.95%	28.97%		to	28.71%
Fid VIP Gro & Inc, Serv Cl 2
2023	2,173	$4.31	to	$1.16	$7,646	1.55%	0.55%	to	1.55%	17.72%		to	16.55%
2022	1,797	$3.66	to	$1.00	$6,432	1.48%	0.55%	to	1.55%	(5.69%)		to	(0.41	%)(7)
2021	1,787	$3.88	to	$4.23	$7,249	2.14%	0.55%	to	1.20%	24.95%		to	24.14%
2020	2,106	$3.11	to	$3.41	$6,739	1.90%	0.55%	to	1.20%	7.00%		to	6.31%
2019	2,387	$2.90	to	$3.21	$7,163	3.46%	0.55%	to	1.20%	28.97%		to	28.13%
Fid VIP Gro Opp, Serv Cl 2
2023	551	$1.22	to	$1.20	$668	—	0.65%	to	1.55%	44.36%		to	43.08%
2022	34	$0.84	to	$0.84	$31	—	0.65%	to	1.55%	(17.23	%)(7)	to	(17.72	%)(7)
Fid VIP Intl Cap Appr, Serv Cl 2
2023	162	$1.17	to	$1.15	$190	0.27%	0.65%	to	1.55%	26.37%		to	25.22%
2022	41	$0.93	to	$0.92	$39	0.31%	0.65%	to	1.55%	(6.69	%)(7)	to	(7.24	%)(7)
Fid VIP Invest Gr, Serv Cl 2
2023	1,339	$1.00	to	$0.99	$1,335	5.07%	0.65%	to	1.55%	5.32%		to	4.38%
2022	127	$0.95	to	$0.95	$122	14.53%	0.65%	to	1.55%	(4.15	%)(7)	to	(4.73	%)(7)
Fid VIP Mid Cap, Serv Cl
2023	262	$6.39	to	$6.10	$1,625	0.52%	0.75%	to	0.95%	14.15%		to	13.92%
2022	268	$5.59	to	$5.35	$1,465	0.38%	0.75%	to	0.95%	(15.49%)		to	(15.66%)
2021	343	$6.62	to	$6.35	$2,210	0.51%	0.75%	to	0.95%	24.57%		to	24.32%
2020	367	$5.31	to	$5.10	$1,904	0.56%	0.75%	to	0.95%	17.16%		to	16.92%
2019	397	$4.54	to	$4.37	$1,760	0.78%	0.75%	to	0.95%	22.43%		to	22.18%
Fid VIP Mid Cap, Serv Cl 2
2023	4,901	$4.66	to	$2.16	$24,436	0.39%	0.55%	to	1.85%	14.17%		to	12.70%
2022	4,950	$4.09	to	$1.91	$21,981	0.27%	0.55%	to	1.85%	(15.43%)		to	(16.52%)
2021	5,326	$4.83	to	$2.29	$27,803	0.36%	0.55%	to	1.85%	24.62%		to	23.01%
2020	5,568	$3.88	to	$1.86	$23,375	0.40%	0.55%	to	1.85%	17.22%		to	15.70%
2019	6,668	$3.31	to	$1.61	$23,460	0.68%	0.55%	to	1.85%	22.50%		to	20.91%
Fid VIP Overseas, Serv Cl
2023	100	$2.16	to	$2.06	$209	0.96%	0.75%	to	0.95%	19.51%		to	19.27%
2022	105	$1.80	to	$1.73	$185	0.95%	0.75%	to	0.95%	(25.15%)		to	(25.30%)
2021	112	$2.41	to	$2.31	$264	0.44%	0.75%	to	0.95%	18.68%		to	18.44%
2020	117	$2.03	to	$1.95	$233	0.35%	0.75%	to	0.95%	14.63%		to	14.40%
2019	148	$1.77	to	$1.71	$258	1.65%	0.75%	to	0.95%	26.72%		to	26.47%
Fid VIP Overseas, Serv Cl 2
2023	932	$2.53	to	$1.73	$2,333	0.80%	0.55%	to	1.45%	19.56%		to	18.50%
2022	1,036	$2.11	to	$1.46	$2,147	0.82%	0.55%	to	1.45%	(25.10%)		to	(25.76%)
2021	1,117	$2.82	to	$1.97	$3,108	0.32%	0.55%	to	1.45%	18.73%		to	17.67%
2020	1,200	$2.38	to	$1.67	$2,805	0.22%	0.55%	to	1.45%	14.70%		to	13.67%
2019	1,328	$2.07	to	$1.47	$2,697	1.49%	0.55%	to	1.45%	26.80%		to	25.66%

134	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Strategic Inc, Serv Cl 2
2023	7,687	$1.27	to	$1.10	$9,250	4.36%	0.55%	to	1.85%	8.58%		to	7.18%
2022	7,925	$1.17	to	$1.03	$8,816	3.68%	0.55%	to	1.85%	(12.01%)		to	(13.14%)
2021	7,071	$1.33	to	$1.18	$8,973	2.59%	0.55%	to	1.85%	2.96%		to	1.61%
2020	6,614	$1.29	to	$1.16	$8,189	3.30%	0.55%	to	1.85%	6.57%		to	5.20%
2019	5,771	$1.21	to	$1.11	$6,728	4.23%	0.55%	to	1.85%	10.06%		to	8.63%
Frank Global Real Est, Cl 2
2023	898	$1.51	to	$1.12	$2,067	2.91%	0.55%	to	1.45%	10.82%		to	9.83%
2022	974	$1.37	to	$1.02	$2,015	2.41%	0.55%	to	1.45%	(26.47%)		to	(27.12%)
2021	1,007	$1.86	to	$1.39	$2,827	0.90%	0.55%	to	1.45%	26.09%		to	24.97%
2020	1,214	$1.47	to	$1.12	$2,685	3.31%	0.55%	to	1.45%	(5.91%)		to	(6.75%)
2019	1,603	$1.57	to	$1.20	$3,590	2.65%	0.55%	to	1.45%	21.70%		to	20.61%
Frank Inc, Cl 2
2023	2,931	$1.66	to	$1.44	$4,574	4.97%	0.55%	to	1.85%	8.04%		to	6.64%
2022	2,971	$1.53	to	$1.35	$4,308	4.79%	0.55%	to	1.85%	(5.98%)		to	(7.20%)
2021	2,734	$1.63	to	$1.46	$4,247	4.66%	0.55%	to	1.85%	16.11%		to	14.61%
2020	2,552	$1.40	to	$1.27	$3,435	5.80%	0.55%	to	1.85%	0.14%		to	(1.15%)
2019	2,354	$1.40	to	$1.29	$3,182	5.33%	0.55%	to	1.85%	15.43%		to	13.94%
Frank Inc, Cl 4
2023	689	$1.05	to	$1.03	$716	4.91%	0.65%	to	1.55%	7.84%		to	6.88%
2022	357	$0.97	to	$0.96	$346	6.45%	0.65%	to	1.55%	(3.02	%)(7)	to	(3.59	%)(7)
Frank Mutual Gbl Dis, Cl 4
2023	25	$1.18	to	$1.17	$31	2.04%	0.65%	to	1.55%	19.36%		to	18.29%
2022	10	$0.99	to	$0.99	$11	2.19%	0.65%	to	1.55%	(0.78	%)(7)	to	(1.37	%)(7)
Frank Mutual Shares, Cl 2
2023	3,048	$2.76	to	$1.61	$7,817	1.83%	0.55%	to	1.85%	12.84%		to	11.39%
2022	3,453	$2.44	to	$1.45	$7,818	1.80%	0.55%	to	1.85%	(7.94%)		to	(9.12%)
2021	4,052	$2.65	to	$1.59	$9,989	2.89%	0.55%	to	1.85%	18.51%		to	16.98%
2020	4,290	$2.24	to	$1.36	$8,929	2.79%	0.55%	to	1.85%	(5.56%)		to	(6.79%)
2019	4,468	$2.37	to	$1.46	$9,889	1.84%	0.55%	to	1.85%	21.90%		to	20.32%
Frank Sm Cap Val, Cl 2
2023	1,668	$3.95	to	$2.04	$7,579	0.52%	0.55%	to	1.85%	12.13%		to	10.69%
2022	1,756	$3.53	to	$1.84	$7,114	0.98%	0.55%	to	1.85%	(10.56%)		to	(11.71%)
2021	1,932	$3.94	to	$2.09	$8,656	1.00%	0.55%	to	1.85%	24.68%		to	23.07%
2020	2,156	$3.16	to	$1.70	$7,786	1.49%	0.55%	to	1.85%	4.61%		to	3.27%
2019	2,390	$3.02	to	$1.64	$8,214	1.05%	0.55%	to	1.85%	25.65%		to	24.04%
Frank Sm Cap Val, Cl 4
2023	370	$1.11	to	$1.09	$408	0.33%	0.65%	to	1.55%	11.95%		to	10.93%
2022	36	$0.99	to	$0.98	$37	0.11%	0.65%	to	1.55%	(1.65	%)(7)	to	(2.23	%)(7)
GS VIT Mid Cap Val, Inst
2023	944	$4.30	to	$5.61	$6,556	1.03%	0.55%	to	1.20%	10.81%		to	10.09%
2022	989	$3.88	to	$5.10	$6,211	0.68%	0.55%	to	1.20%	(10.48%)		to	(11.06%)
2021	1,084	$4.33	to	$5.73	$7,658	0.46%	0.55%	to	1.20%	30.23%		to	29.39%
2020	1,277	$3.33	to	$4.43	$6,943	0.64%	0.55%	to	1.20%	7.81%		to	7.11%
2019	1,393	$3.08	to	$4.14	$7,054	0.79%	0.55%	to	1.20%	30.81%		to	29.96%
GS VIT Multi-Strategy Alt, Advisor
2023	600	$1.04	to	$0.92	$595	6.48%	0.55%	to	1.85%	6.94%		to	5.57%
2022	614	$0.97	to	$0.87	$574	3.07%	0.55%	to	1.85%	(7.37%)		to	(8.54%)
2021	661	$1.05	to	$0.95	$669	1.64%	0.55%	to	1.85%	4.08%		to	2.74%
2020	532	$1.01	to	$0.93	$520	2.38%	0.55%	to	1.85%	6.00%		to	4.62%
2019	302	$0.95	to	$0.89	$282	2.90%	0.55%	to	1.85%	8.01%		to	6.62%
GS VIT Multi-Strategy Alt, Serv
2023	92	$1.03	to	$1.01	$95	13.84%	0.65%	to	1.55%	7.07%		to	6.12%
2022	14	$0.96	to	$0.96	$14	11.14%	0.65%	to	1.55%	(3.70	%)(7)	to	(4.27	%)(7)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	135

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Sm Cap Eq Insights, Inst
2023	39	$4.36	to	$4.16	$164	1.04%	0.75%	to	0.95%	18.39%		to	18.15%
2022	41	$3.68	to	$3.52	$145	0.20%	0.75%	to	0.95%	(19.98%)		to	(20.14%)
2021	114	$4.61	to	$4.41	$508	0.48%	0.75%	to	0.95%	22.87%		to	22.62%
2020	112	$3.75	to	$3.60	$406	0.24%	0.75%	to	0.95%	7.77%		to	7.56%
2019	121	$3.48	to	$3.35	$408	0.50%	0.75%	to	0.95%	23.91%		to	23.66%
GS VIT Sm Cap Eq Insights, Serv
2023	106	$1.12	to	$1.11	$119	1.38%	0.65%	to	1.55%	18.18%		to	17.13%
2022	35	$0.95	to	$0.95	$35	0.31%	0.65%	to	1.55%	(5.77	%)(7)	to	(6.32	%)(7)
GS VIT U.S. Eq Insights, Inst
2023	967	$4.39	to	$3.47	$3,693	0.68%	0.55%	to	1.45%	23.13%		to	22.03%
2022	1,101	$3.57	to	$2.84	$3,399	0.78%	0.55%	to	1.45%	(20.18%)		to	(20.89%)
2021	1,236	$4.47	to	$3.59	$4,784	0.78%	0.55%	to	1.45%	28.70%		to	27.54%
2020	1,422	$3.47	to	$2.81	$4,305	0.83%	0.55%	to	1.45%	16.90%		to	15.86%
2019	1,650	$2.97	to	$2.43	$4,282	1.24%	0.55%	to	1.45%	24.52%		to	23.41%
Invesco VI Am Fran, Ser I
2023	67	$3.78	to	$3.70	$252	—	0.75%	to	0.95%	39.88%		to	39.60%
2022	116	$2.71	to	$2.65	$309	—	0.75%	to	0.95%	(31.63%)		to	(31.76%)
2021	120	$3.96	to	$3.88	$470	—	0.75%	to	0.95%	11.09%		to	10.87%
2020	121	$3.56	to	$3.50	$425	0.08%	0.75%	to	0.95%	41.29%		to	41.01%
2019	153	$2.52	to	$2.48	$382	—	0.75%	to	0.95%	35.73%		to	35.46%
Invesco VI Am Fran, Ser II
2023	512	$3.76	to	$3.39	$1,851	—	0.55%	to	1.45%	39.83%		to	38.58%
2022	566	$2.69	to	$2.44	$1,466	—	0.55%	to	1.45%	(31.67%)		to	(32.29%)
2021	616	$3.94	to	$3.61	$2,346	—	0.55%	to	1.45%	11.04%		to	10.04%
2020	695	$3.55	to	$3.28	$2,391	—	0.55%	to	1.45%	41.22%		to	39.95%
2019	903	$2.51	to	$2.34	$2,205	—	0.55%	to	1.45%	35.68%		to	34.46%
Invesco VI Bal Risk Alloc, Ser II
2023	1,041	$1.35	to	$1.18	$1,323	—	0.55%	to	1.85%	5.82%		to	4.45%
2022	986	$1.28	to	$1.13	$1,193	7.58%	0.55%	to	1.85%	(14.98%)		to	(16.08%)
2021	943	$1.50	to	$1.34	$1,352	3.01%	0.55%	to	1.85%	8.66%		to	7.26%
2020	950	$1.38	to	$1.25	$1,261	7.58%	0.55%	to	1.85%	9.39%		to	7.97%
2019	764	$1.27	to	$1.16	$937	—	0.55%	to	1.85%	14.25%		to	12.78%
Invesco VI Comstock, Ser II
2023	1,204	$3.79	to	$1.12	$4,182	1.57%	0.55%	to	1.55%	11.48%		to	10.37%
2022	1,337	$3.40	to	$1.01	$4,182	1.30%	0.55%	to	1.55%	0.29%		to	0.68	%(7)
2021	1,591	$3.39	to	$2.71	$5,001	1.56%	0.55%	to	1.45%	32.31%		to	31.13%
2020	1,919	$2.56	to	$2.06	$4,570	2.16%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
2019	2,141	$2.60	to	$2.12	$5,189	1.70%	0.55%	to	1.45%	24.26%		to	23.14%
Invesco VI Core Eq, Ser I
2023	1,102	$4.90	to	$4.90	$5,425	0.74%	1.25%	to	1.25%	21.84%		to	21.84%
2022	1,202	$4.02	to	$4.02	$4,858	0.91%	1.25%	to	1.25%	(21.53%)		to	(21.53%)
2021	1,288	$5.13	to	$5.13	$6,637	0.66%	1.25%	to	1.25%	26.15%		to	26.15%
2020	1,403	$4.06	to	$4.06	$5,731	1.30%	1.25%	to	1.25%	12.44%		to	12.44%
2019	1,662	$3.61	to	$3.61	$6,038	0.94%	1.25%	to	1.25%	27.36%		to	27.36%
Invesco VI Core Plus Bond, Ser II
2023	427	$0.99	to	$0.98	$422	4.13%	0.65%	to	1.55%	5.16%		to	4.23%
2022	124	$0.95	to	$0.94	$118	0.98%	0.65%	to	1.55%	(4.93	%)(7)	to	(5.50	%)(7)
Invesco VI Dis Mid Cap Gro, Ser I
2023	495	$1.37	to	$1.35	$678	—	0.75%	to	1.20%	12.31%		to	11.81%
2022	499	$1.22	to	$1.21	$609	—	0.75%	to	1.20%	(31.50%)		to	(31.80%)
2021	565	$1.78	to	$1.77	$1,006	—	0.75%	to	1.20%	18.21%		to	17.68%
2020	582	$1.51	to	$1.50	$878	0.05%	0.75%	to	1.20%	50.82	%(5)	to	50.36	%(5)

136	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Dis Mid Cap Gro, Ser II
2023	311	$1.37	to	$1.32	$419	—	0.55%	to	1.45%	12.23%		to	11.23%
2022	317	$1.22	to	$1.19	$383	—	0.55%	to	1.45%	(31.51%)		to	(32.12%)
2021	356	$1.78	to	$1.75	$631	—	0.55%	to	1.45%	18.14%		to	17.08%
2020	460	$1.51	to	$1.50	$692	—	0.55%	to	1.45%	50.65	%(5)	to	49.72	%(5)
Invesco VI Div Divd, Ser I
2023	263	$2.84	to	$2.61	$707	2.05%	0.55%	to	1.20%	8.45%		to	7.75%
2022	262	$2.62	to	$2.43	$652	1.81%	0.55%	to	1.20%	(2.22%)		to	(2.85%)
2021	293	$2.68	to	$2.50	$751	2.16%	0.55%	to	1.20%	18.24%		to	17.48%
2020	310	$2.26	to	$2.13	$676	2.99%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2019	353	$2.27	to	$2.15	$775	2.79%	0.55%	to	1.20%	24.40%		to	23.60%
Invesco VI Div Divd, Ser II
2023	109	$2.65	to	$2.45	$283	1.70%	0.85%	to	1.45%	7.85%		to	7.21%
2022	121	$2.45	to	$2.29	$294	1.32%	0.85%	to	1.45%	(2.75%)		to	(3.33%)
2021	184	$2.52	to	$2.37	$459	1.81%	0.85%	to	1.45%	17.59%		to	16.89%
2020	256	$2.15	to	$2.03	$546	2.59%	0.85%	to	1.45%	(0.98%)		to	(1.57%)
2019	370	$2.17	to	$2.06	$797	2.55%	0.85%	to	1.45%	23.72%		to	22.98%
Invesco VI EQV Intl Eq, Ser II
2023	873	$2.48	to	$1.86	$1,946	—	0.55%	to	1.45%	17.22%		to	16.17%
2022	968	$2.12	to	$1.60	$1,851	1.35%	0.55%	to	1.45%	(18.95%)		to	(19.68%)
2021	1,176	$2.61	to	$2.00	$2,784	1.05%	0.55%	to	1.45%	5.03%		to	4.09%
2020	1,261	$2.49	to	$1.92	$2,857	2.09%	0.55%	to	1.45%	13.12%		to	12.10%
2019	1,476	$2.20	to	$1.71	$2,958	1.21%	0.55%	to	1.45%	27.54%		to	26.39%
Invesco VI Global, Ser II
2023	2,316	$4.08	to	$2.11	$7,899	—	0.55%	to	1.85%	33.71%		to	31.99%
2022	2,662	$3.05	to	$1.60	$6,813	—	0.55%	to	1.85%	(32.31%)		to	(33.18%)
2021	2,550	$4.50	to	$2.39	$9,730	—	0.55%	to	1.85%	14.54%		to	13.06%
2020	2,646	$3.93	to	$2.12	$8,833	0.45%	0.55%	to	1.85%	26.64%		to	25.00%
2019	2,703	$3.10	to	$1.69	$7,163	0.64%	0.55%	to	1.85%	30.73%		to	29.05%
Invesco VI Gbl Strat Inc, Ser II
2023	4,315	$1.66	to	$0.91	$6,451	—	0.55%	to	1.85%	8.01%		to	6.61%
2022	4,643	$1.53	to	$0.85	$6,457	—	0.55%	to	1.85%	(12.20%)		to	(13.33%)
2021	5,314	$1.75	to	$0.98	$8,438	4.25%	0.55%	to	1.85%	(4.09%)		to	(5.34%)
2020	5,727	$1.82	to	$1.04	$9,534	5.27%	0.55%	to	1.85%	2.43%		to	1.10%
2019	6,615	$1.78	to	$1.02	$10,763	3.38%	0.55%	to	1.85%	10.00%		to	8.58%
Invesco VI Hlth, Ser II
2023	418	$3.30	to	$2.98	$1,334	—	0.55%	to	1.45%	2.20%		to	1.29%
2022	463	$3.23	to	$2.94	$1,457	—	0.55%	to	1.45%	(14.01%)		to	(14.78%)
2021	434	$3.75	to	$3.45	$1,599	0.00%	0.55%	to	1.45%	11.43%		to	10.43%
2020	479	$3.37	to	$3.12	$1,595	0.09%	0.55%	to	1.45%	13.57%		to	12.56%
2019	567	$2.96	to	$2.77	$1,677	—	0.55%	to	1.45%	31.46%		to	30.28%
Invesco VI Main St, Ser II
2023	91	$1.76	to	$1.69	$160	0.48%	0.85%	to	1.45%	21.79%		to	21.07%
2022	102	$1.45	to	$1.40	$147	0.90%	0.85%	to	1.45%	(20.98%)		to	(21.45%)
2021	149	$1.83	to	$1.78	$272	0.46%	0.85%	to	1.45%	26.15%		to	25.41%
2020	189	$1.45	to	$1.42	$274	1.19%	0.85%	to	1.45%	12.73%		to	12.06%
2019	216	$1.29	to	$1.27	$278	0.84%	0.85%	to	1.45%	30.62%		to	29.84%
Invesco VI Mn St Sm Cap, Ser II
2023	1,594	$4.53	to	$2.31	$6,254	0.97%	0.55%	to	1.85%	17.18%		to	15.66%
2022	1,517	$3.86	to	$2.00	$5,129	0.26%	0.55%	to	1.85%	(16.50%)		to	(17.58%)
2021	1,470	$4.63	to	$2.42	$5,972	0.18%	0.55%	to	1.85%	21.59%		to	20.02%
2020	1,530	$3.80	to	$2.02	$5,132	0.37%	0.55%	to	1.85%	18.98%		to	17.44%
2019	1,590	$3.20	to	$1.72	$4,494	—	0.55%	to	1.85%	25.44%		to	23.82%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	137

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Tech, Ser I
2023	361	$5.03	to	$5.87	$1,225	—	0.55%	to	1.20%	46.14%		to	45.20%
2022	367	$3.44	to	$4.05	$859	—	0.55%	to	1.20%	(40.28%)		to	(40.67%)
2021	407	$5.77	to	$6.82	$1,603	—	0.55%	to	1.20%	13.79%		to	13.05%
2020	463	$5.07	to	$6.03	$1,610	—	0.55%	to	1.20%	45.31%		to	44.37%
2019	484	$3.49	to	$4.18	$1,175	—	0.55%	to	1.20%	35.13%		to	34.26%
Invesco VI Tech, Ser II
2023	428	$1.17	to	$1.15	$502	—	0.65%	to	1.55%	45.77%		to	44.47%
2022	31	$0.80	to	$0.80	$26	—	0.65%	to	1.55%	(20.88	%)(7)	to	(21.36	%)(7)
Janus Henderson VIT Bal, Serv
2023	11,653	$1.51	to	$1.40	$17,022	1.85%	0.55%	to	1.85%	14.50%		to	13.03%
2022	10,241	$1.32	to	$1.24	$13,133	1.02%	0.55%	to	1.85%	(17.07%)		to	(18.14%)
2021	9,219	$1.59	to	$1.52	$14,328	0.70%	0.55%	to	1.85%	16.27%		to	14.76%
2020	6,794	$1.37	to	$1.32	$9,148	1.59%	0.55%	to	1.85%	13.40%		to	11.94%
2019	4,944	$1.21	to	$1.18	$5,909	1.82%	0.55%	to	1.85%	21.60%		to	20.04%
Janus Henderson VIT Enter, Serv
2023	163	$2.97	to	$2.83	$472	0.09%	0.75%	to	0.95%	16.90%		to	16.66%
2022	182	$2.54	to	$2.43	$453	0.07%	0.75%	to	0.95%	(16.78%)		to	(16.94%)
2021	345	$3.05	to	$2.92	$1,027	0.25%	0.75%	to	0.95%	15.67%		to	15.44%
2020	392	$2.64	to	$2.53	$1,012	—	0.75%	to	0.95%	18.29%		to	18.06%
2019	428	$2.23	to	$2.15	$937	0.05%	0.75%	to	0.95%	34.15%		to	33.88%
Janus Henderson VIT Flex Bd, Serv
2023	2,056	$1.10	to	$0.96	$2,141	3.86%	0.55%	to	1.85%	4.71%		to	3.36%
2022	1,503	$1.05	to	$0.93	$1,504	1.97%	0.55%	to	1.85%	(14.36%)		to	(15.47%)
2021	1,522	$1.23	to	$1.10	$1,789	1.70%	0.55%	to	1.85%	(1.65%)		to	(2.93%)
2020	1,182	$1.25	to	$1.13	$1,420	2.48%	0.55%	to	1.85%	9.64%		to	8.22%
2019	1,111	$1.14	to	$1.04	$1,222	3.01%	0.55%	to	1.85%	8.68%		to	7.27%
Janus Henderson VIT Forty, Serv
2023	145	$1.20	to	$1.18	$176	0.19%	0.65%	to	1.55%	38.75%		to	37.51%
2022	45	$0.87	to	$0.86	$41	0.19%	0.65%	to	1.55%	(14.36	%)(7)	to	(14.87	%)(7)
Janus Hend VIT Gbl Tech Innov, Srv
2023	482	$1.31	to	$1.29	$1,217	—	0.65%	to	1.55%	53.28%		to	51.91%
2022	317	$0.86	to	$0.85	$697	—	0.65%	to	1.55%	(15.76	%)(7)	to	(16.26	%)(7)
2021	436	$3.80	to	$12.53	$1,647	0.12%	0.75%	to	1.20%	16.87%		to	16.34%
2020	455	$3.25	to	$10.77	$1,470	—	0.75%	to	1.20%	49.60%		to	48.93%
2019	484	$2.17	to	$7.23	$1,052	—	0.75%	to	1.20%	43.74%		to	43.09%
Janus Henderson VIT Overseas, Serv
2023	566	$1.10	to	$1.09	$1,133	1.43%	0.65%	to	1.55%	9.87%		to	8.89%
2022	506	$1.00	to	$1.00	$961	1.70%	0.65%	to	1.55%	0.31	%(7)	to	(0.29	%)(7)
2021	514	$2.16	to	$3.98	$1,111	1.01%	0.75%	to	1.20%	12.44%		to	11.94%
2020	559	$1.92	to	$3.56	$1,071	1.22%	0.75%	to	1.20%	15.15%		to	14.64%
2019	611	$1.67	to	$3.10	$1,016	1.80%	0.75%	to	1.20%	25.76%		to	25.20%
Janus Henderson VIT Res, Serv
2023	797	$4.17	to	$3.12	$3,112	0.06%	0.55%	to	1.85%	42.03%		to	40.20%
2022	902	$2.94	to	$2.23	$2,493	—	0.55%	to	1.85%	(30.45%)		to	(31.34%)
2021	928	$4.23	to	$3.24	$3,716	0.02%	0.55%	to	1.85%	19.39%		to	17.85%
2020	993	$3.54	to	$2.75	$3,345	0.22%	0.55%	to	1.85%	31.85%		to	30.15%
2019	1,244	$2.68	to	$2.11	$3,183	0.30%	0.55%	to	1.85%	34.48%		to	32.74%
Lazard Ret Emer Mkts Eq, Serv
2023	11	$1.13	to	$1.11	$14	7.39%	0.65%	to	1.55%	21.48%		to	20.40%
2022	—	$0.93	to	$0.93	$2	5.35%	0.65%	to	1.55%	(6.40	%)(7)	to	(6.96	%)(7)

138	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lazard Ret Global Dyn MA, Serv
2023	724	$1.54	to	$1.34	$1,045	—	0.55%	to	1.85%	10.20%		to	8.79%
2022	764	$1.40	to	$1.23	$1,007	0.08%	0.55%	to	1.85%	(17.84%)		to	(18.90%)
2021	758	$1.70	to	$1.52	$1,224	2.86%	0.55%	to	1.85%	11.32%		to	9.88%
2020	671	$1.53	to	$1.38	$980	0.67%	0.55%	to	1.85%	0.26%		to	(1.03%)
2019	319	$1.53	to	$1.40	$473	0.05%	0.55%	to	1.85%	17.14%		to	15.63%
Lord Abt Bond Debenture, Cl VC
2023	558	$1.01	to	$0.99	$559	10.08%	0.65%	to	1.55%	5.87%		to	4.91%
2022	89	$0.95	to	$0.95	$85	14.18%	0.65%	to	1.55%	(4.49	%)(7)	to	(5.05	%)(7)
Lord Abt Short Dur Inc, Cl VC
2023	363	$1.02	to	$1.01	$370	6.24%	0.65%	to	1.55%	4.38%		to	3.45%
2022	183	$0.98	to	$0.97	$180	9.07%	0.65%	to	1.55%	(1.84	%)(7)	to	(2.43	%)(7)
LVIP JPM US Eq, Serv Cl
2023	153	$1.17	to	$1.15	$180	1.02%	0.65%	to	1.55%	16.04	%(8)	to	15.34	%(8)
MFS Gbl Real Est, Serv Cl
2023	135	$0.90	to	$0.89	$122	0.61%	0.65%	to	1.55%	10.49%		to	9.50%
2022	44	$0.82	to	$0.81	$37	1.77%	0.65%	to	1.55%	(16.74	%)(7)	to	(17.24	%)(7)
MFS Intl Gro, Serv Cl
2023	115	$1.11	to	$1.10	$128	1.00%	0.65%	to	1.55%	13.66%		to	12.66%
2022	47	$0.98	to	$0.97	$47	0.07%	0.65%	to	1.55%	(1.98	%)(7)	to	(2.56	%)(7)
MFS Mass Inv Gro Stock, Serv Cl
2023	1,301	$2.73	to	$2.52	$3,436	0.05%	0.55%	to	1.45%	23.02%		to	21.93%
2022	1,402	$2.22	to	$2.07	$3,024	—	0.55%	to	1.45%	(19.89%)		to	(20.61%)
2021	1,619	$2.77	to	$2.61	$4,378	0.03%	0.55%	to	1.45%	24.97%		to	23.85%
2020	1,830	$2.22	to	$2.10	$3,976	0.22%	0.55%	to	1.45%	21.53%		to	20.44%
2019	1,956	$1.82	to	$1.75	$3,510	0.35%	0.55%	to	1.45%	38.82%		to	37.58%
MFS New Dis, Serv Cl
2023	410	$4.76	to	$5.32	$1,484	—	0.55%	to	1.20%	13.63%		to	12.90%
2022	444	$4.19	to	$4.71	$1,393	—	0.55%	to	1.20%	(30.38%)		to	(30.83%)
2021	491	$6.02	to	$6.81	$2,211	—	0.55%	to	1.20%	1.02%		to	0.36%
2020	555	$5.96	to	$6.78	$2,478	—	0.55%	to	1.20%	44.78%		to	43.85%
2019	632	$4.12	to	$4.72	$1,949	—	0.55%	to	1.20%	40.50%		to	39.59%
MFS Research Intl, Serv Cl
2023	28	$1.08	to	$1.07	$32	1.27%	0.65%	to	1.55%	12.09%		to	11.10%
2022	4	$0.97	to	$0.96	$5	1.63%	0.65%	to	1.55%	(3.09	%)(7)	to	(3.66	%)(7)
MFS Utilities, Serv Cl
2023	1,513	$4.59	to	$1.59	$6,055	3.34%	0.55%	to	1.85%	(2.86%)		to	(4.12%)
2022	1,416	$4.72	to	$1.66	$5,905	2.22%	0.55%	to	1.85%	(0.07%)		to	(1.36%)
2021	1,358	$4.72	to	$1.68	$5,742	1.55%	0.55%	to	1.85%	13.20%		to	11.74%
2020	1,420	$4.17	to	$1.50	$5,225	2.19%	0.55%	to	1.85%	5.04%		to	3.68%
2019	1,824	$3.97	to	$1.45	$6,297	3.77%	0.55%	to	1.85%	24.12%		to	22.51%
MS VIF Dis, Cl II
2023	1,076	$3.79	to	$2.29	$3,998	—	0.55%	to	1.85%	43.34%		to	41.50%
2022	1,012	$2.64	to	$1.62	$2,615	—	0.55%	to	1.85%	(63.17%)		to	(63.65%)
2021	835	$7.18	to	$4.46	$5,880	—	0.55%	to	1.85%	(11.68%)		to	(12.83%)
2020	700	$8.13	to	$5.11	$5,636	—	0.55%	to	1.85%	150.66%		to	147.43%
2019	710	$3.24	to	$2.07	$2,267	—	0.55%	to	1.85%	39.20%		to	37.40%
MS VIF Global Real Est, Cl II
2023	384	$1.40	to	$1.22	$508	1.94%	0.55%	to	1.45%	9.87%		to	8.88%
2022	438	$1.27	to	$1.12	$530	4.50%	0.55%	to	1.45%	(26.60%)		to	(27.26%)
2021	462	$1.73	to	$1.54	$765	2.37%	0.55%	to	1.45%	23.16%		to	22.05%
2020	579	$1.41	to	$1.26	$780	4.33%	0.55%	to	1.45%	(15.32%)		to	(16.08%)
2019	688	$1.66	to	$1.50	$1,099	2.72%	0.55%	to	1.45%	17.41%		to	16.35%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	139

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
NB AMT Intl Eq, Cl S
2023	359	$1.53	to	$1.49	$551	0.05%	0.55%	to	1.45%	12.67%		to	11.66%
2022	432	$1.36	to	$1.33	$588	1.59%	0.55%	to	1.45%	(23.11%)		to	(23.81%)
2021	443	$1.77	to	$1.75	$785	0.32%	0.55%	to	1.45%	12.73%		to	11.72%
2020	459	$1.57	to	$1.57	$721	0.50%	0.55%	to	1.45%	11.96%		to	10.95%
2019	506	$1.40	to	$1.41	$711	0.15%	0.55%	to	1.45%	26.98%		to	25.85%
NB AMT Sus Eq, Cl S
2023	339	$1.18	to	$2.49	$1,303	0.08%	0.65%	to	1.85%	25.75%		to	24.26%
2022	323	$0.94	to	$2.01	$995	0.12%	0.65%	to	1.85%	(6.56	%)(7)	to	(20.14%)
2021	296	$3.92	to	$2.51	$1,130	0.19%	0.85%	to	1.85%	22.12%		to	20.90%
2020	203	$3.21	to	$2.08	$636	0.36%	0.85%	to	1.85%	18.27%		to	17.09%
2019	299	$2.71	to	$1.78	$788	0.30%	0.85%	to	1.85%	24.51%		to	23.28%
NB AMT US Eq Index PW Strat, Cl S
2023	182	$1.32	to	$1.17	$231	—	0.55%	to	1.85%	14.37%		to	12.90%
2022	140	$1.16	to	$1.04	$157	—	0.55%	to	1.85%	(11.77%)		to	(12.91%)
2021	103	$1.31	to	$1.19	$131	0.30%	0.55%	to	1.85%	17.31%		to	15.78%
2020	104	$1.12	to	$1.03	$115	0.88%	0.55%	to	1.85%	7.67%		to	6.26%
2019	127	$1.04	to	$0.97	$130	0.12%	0.55%	to	1.85%	14.62%		to	13.15%
PIMCO VIT All Asset, Advisor Cl
2023	1,661	$2.04	to	$1.18	$3,147	2.84%	0.55%	to	1.85%	7.41%		to	6.04%
2022	1,796	$1.90	to	$1.12	$3,173	7.52%	0.55%	to	1.85%	(12.35%)		to	(13.49%)
2021	2,042	$2.17	to	$1.29	$4,146	10.88%	0.55%	to	1.85%	15.41%		to	13.91%
2020	2,152	$1.88	to	$1.13	$3,804	4.83%	0.55%	to	1.85%	7.32%		to	5.93%
2019	2,578	$1.75	to	$1.07	$4,271	2.76%	0.55%	to	1.85%	11.13%		to	9.70%
PIMCO VIT Glb Man As Alloc, Adv Cl
2023	194	$1.48	to	$1.24	$272	2.13%	0.55%	to	1.85%	12.24%		to	10.79%
2022	221	$1.32	to	$1.12	$278	1.80%	0.55%	to	1.85%	(18.84%)		to	(19.88%)
2021	272	$1.63	to	$1.40	$422	2.37%	0.55%	to	1.85%	11.98%		to	10.53%
2020	229	$1.45	to	$1.26	$319	7.98%	0.55%	to	1.85%	16.06%		to	14.57%
2019	184	$1.25	to	$1.10	$224	2.15%	0.55%	to	1.85%	16.33%		to	14.81%
PIMCO VIT Tot Return, Advisor Cl
2023	7,250	$1.07	to	$0.93	$7,369	3.48%	0.55%	to	1.85%	5.25%		to	3.89%
2022	6,351	$1.02	to	$0.90	$6,166	2.53%	0.55%	to	1.85%	(14.85%)		to	(15.95%)
2021	5,837	$1.19	to	$1.07	$6,676	1.73%	0.55%	to	1.85%	(1.91%)		to	(3.17%)
2020	4,922	$1.22	to	$1.10	$5,772	1.99%	0.55%	to	1.85%	7.94%		to	6.56%
2019	3,320	$1.13	to	$1.03	$3,632	2.87%	0.55%	to	1.85%	7.66%		to	6.26%
Put VT Global Hlth Care, Cl IB
2023	390	$5.21	to	$1.09	$1,336	0.29%	0.55%	to	1.55%	8.53%		to	7.47%
2022	291	$4.80	to	$1.01	$1,191	0.41%	0.55%	to	1.55%	(5.20%)		to	2.06	%(7)
2021	291	$5.07	to	$5.14	$1,331	1.09%	0.55%	to	1.20%	18.74%		to	17.98%
2020	313	$4.27	to	$4.36	$1,215	0.49%	0.55%	to	1.20%	15.65%		to	14.89%
2019	354	$3.69	to	$3.79	$1,191	—	0.55%	to	1.20%	29.57%		to	28.74%
Put VT Intl Eq, Cl IB
2023	201	$2.12	to	$2.56	$448	0.04%	0.55%	to	1.20%	17.86%		to	17.10%
2022	205	$1.80	to	$2.19	$389	1.63%	0.55%	to	1.20%	(15.23%)		to	(15.79%)
2021	264	$2.12	to	$2.60	$592	1.16%	0.55%	to	1.20%	8.23%		to	7.52%
2020	270	$1.96	to	$2.42	$560	1.58%	0.55%	to	1.20%	11.48%		to	10.76%
2019	284	$1.76	to	$2.18	$532	1.39%	0.55%	to	1.20%	24.47%		to	23.66%
Put VT Intl Val, Cl IB
2023	25	$1.20	to	$1.18	$31	1.17%	0.65%	to	1.55%	17.91%		to	16.87%
2022	12	$1.02	to	$1.01	$13	—	0.65%	to	1.55%	1.80	%(7)	to	1.19	%(7)
Put VT Lg Cap Val, Cl IB
2023	519	$1.16	to	$1.14	$598	1.60%	0.65%	to	1.55%	14.91%		to	13.90%
2022	86	$1.01	to	$1.00	$89	—	0.65%	to	1.55%	0.54	%(7)	to	(0.06	%)(7)

140	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Sus Fut, Cl IB
2023	9	$1.12	to	$1.10	$12	—	0.65%	to	1.55%	27.69%		to	26.55%
2022	7	$0.88	to	$0.87	$8	—	0.65%	to	1.55%	(12.79	%)(7)	to	(13.31	%)(7)
Put VT Sus Leaders, Cl IA
2023	1,143	$5.81	to	$5.81	$6,690	0.75%	1.25%	to	1.25%	24.85%		to	24.85%
2022	1,302	$4.66	to	$4.66	$6,061	0.83%	1.25%	to	1.25%	(23.68%)		to	(23.68%)
2021	1,365	$6.10	to	$6.10	$8,337	0.34%	1.25%	to	1.25%	22.30%		to	22.30%
2020	1,518	$4.99	to	$4.99	$7,581	0.63%	1.25%	to	1.25%	27.46%		to	27.46%
2019	1,596	$3.91	to	$3.91	$6,258	0.69%	1.25%	to	1.25%	35.02%		to	35.02%
Put VT Sus Leaders, Cl IB
2023	190	$5.22	to	$1.15	$930	0.52%	0.55%	to	1.55%	25.42%		to	24.17%
2022	211	$4.16	to	$0.93	$828	0.55%	0.55%	to	1.55%	(23.33%)		to	(7.80	%)(7)
2021	212	$5.43	to	$5.04	$1,112	0.14%	0.55%	to	1.20%	22.85%		to	22.06%
2020	257	$4.42	to	$4.13	$1,101	0.41%	0.55%	to	1.20%	28.19%		to	27.36%
2019	271	$3.45	to	$3.24	$910	0.45%	0.55%	to	1.20%	35.61%		to	34.73%
Royce Micro-Cap, Invest Cl
2023	65	$5.12	to	$4.89	$319	—	0.75%	to	0.95%	17.90%		to	17.66%
2022	68	$4.34	to	$4.16	$286	—	0.75%	to	0.95%	(23.01%)		to	(23.17%)
2021	69	$5.64	to	$5.41	$377	—	0.75%	to	0.95%	29.01%		to	28.75%
2020	73	$4.37	to	$4.20	$309	—	0.75%	to	0.95%	22.87%		to	22.62%
2019	74	$3.56	to	$3.43	$257	—	0.75%	to	0.95%	18.66%		to	18.42%
Temp Global Bond, Cl 2
2023	1,569	$0.87	to	$0.76	$1,290	—	0.55%	to	1.85%	2.32%		to	1.00%
2022	1,593	$0.85	to	$0.75	$1,288	—	0.55%	to	1.85%	(5.47%)		to	(6.69%)
2021	1,817	$0.90	to	$0.80	$1,563	—	0.55%	to	1.85%	(5.51%)		to	(6.74%)
2020	1,739	$0.95	to	$0.86	$1,593	8.65%	0.55%	to	1.85%	(5.79%)		to	(7.02%)
2019	1,835	$1.01	to	$0.93	$1,795	7.03%	0.55%	to	1.85%	1.45%		to	0.14%
Third Ave VST Third Ave Value
2023	134	$4.13	to	$3.94	$535	2.39%	0.75%	to	0.95%	19.91%		to	19.67%
2022	138	$3.44	to	$3.29	$460	1.51%	0.75%	to	0.95%	15.24%		to	15.01%
2021	152	$2.99	to	$2.86	$440	0.69%	0.75%	to	0.95%	21.15%		to	20.91%
2020	170	$2.46	to	$2.37	$408	2.73%	0.75%	to	0.95%	(3.12%)		to	(3.32%)
2019	176	$2.54	to	$2.45	$435	0.26%	0.75%	to	0.95%	11.62%		to	11.40%
VanEck VIP Global Gold, Cl S
2023	879	$1.14	to	$0.99	$948	—	0.55%	to	1.85%	9.80%		to	8.39%
2022	919	$1.04	to	$0.92	$912	—	0.55%	to	1.85%	(13.83%)		to	(14.95%)
2021	870	$1.21	to	$1.08	$1,007	12.12%	0.55%	to	1.85%	(14.48%)		to	(15.59%)
2020	824	$1.41	to	$1.28	$1,121	2.77%	0.55%	to	1.85%	37.87%		to	36.09%
2019	697	$1.02	to	$0.94	$691	—	0.55%	to	1.85%	37.98%		to	36.20%
VP Aggr, Cl 2
2023	15,686	$2.61	to	$1.72	$38,376	—	0.55%	to	1.85%	16.58%		to	15.08%
2022	16,718	$2.24	to	$1.50	$35,279	—	0.55%	to	1.85%	(18.63%)		to	(19.68%)
2021	16,955	$2.75	to	$1.86	$44,160	—	0.55%	to	1.85%	15.12%		to	13.64%
2020	18,239	$2.39	to	$1.64	$41,514	—	0.55%	to	1.85%	14.36%		to	12.88%
2019	20,199	$2.09	to	$1.45	$40,401	—	0.55%	to	1.85%	20.92%		to	19.36%
VP Aggr, Cl 4
2023	14,522	$2.61	to	$2.31	$36,000	—	0.55%	to	1.45%	16.55%		to	15.51%
2022	15,642	$2.24	to	$2.00	$33,390	—	0.55%	to	1.45%	(18.64%)		to	(19.36%)
2021	18,122	$2.75	to	$2.48	$47,715	—	0.55%	to	1.45%	15.14%		to	14.11%
2020	19,366	$2.39	to	$2.17	$44,453	—	0.55%	to	1.45%	14.33%		to	13.30%
2019	21,213	$2.09	to	$1.92	$42,749	—	0.55%	to	1.45%	21.01%		to	19.93%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	141

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 2
2023	18,854	$1.43	to	$1.06	$25,120	—	0.55%	to	1.85%	7.87%	to	6.48%
2022	21,163	$1.32	to	$0.99	$26,274	—	0.55%	to	1.85%	(16.01%)	to	(17.09%)
2021	22,117	$1.57	to	$1.20	$32,802	—	0.55%	to	1.85%	2.25%	to	0.93%
2020	25,323	$1.54	to	$1.19	$36,941	—	0.55%	to	1.85%	8.70%	to	7.30%
2019	23,857	$1.42	to	$1.10	$32,225	—	0.55%	to	1.85%	10.14%	to	8.72%
VP Conserv, Cl 4
2023	15,567	$1.43	to	$1.26	$20,855	—	0.55%	to	1.45%	7.80%	to	6.84%
2022	17,532	$1.32	to	$1.18	$21,890	—	0.55%	to	1.45%	(15.96%)	to	(16.71%)
2021	16,983	$1.57	to	$1.42	$25,375	—	0.55%	to	1.45%	2.25%	to	1.34%
2020	20,061	$1.54	to	$1.40	$29,429	—	0.55%	to	1.45%	8.64%	to	7.66%
2019	20,623	$1.42	to	$1.30	$27,973	—	0.55%	to	1.45%	10.14%	to	9.15%
VP Man Risk, Cl 2
2023	7,809	$1.22	to	$1.12	$9,266	—	0.55%	to	1.85%	11.64%	to	10.20%
2022	8,136	$1.09	to	$1.02	$8,685	—	0.55%	to	1.85%	(17.84%)	to	(18.90%)
2021	8,335	$1.33	to	$1.26	$10,877	—	0.55%	to	1.85%	10.12%	to	8.69%
2020	8,161	$1.21	to	$1.16	$9,715	—	0.55%	to	1.85%	7.20%	to	5.82%
2019	7,592	$1.13	to	$1.09	$8,465	—	0.55%	to	1.85%	15.42%	to	13.93%
VP Man Risk US, Cl 2
2023	23,790	$1.36	to	$1.25	$31,480	—	0.55%	to	1.85%	13.92%	to	12.45%
2022	24,762	$1.19	to	$1.12	$28,892	—	0.55%	to	1.85%	(17.67%)	to	(18.73%)
2021	25,436	$1.45	to	$1.37	$36,209	—	0.55%	to	1.85%	12.72%	to	11.26%
2020	15,892	$1.29	to	$1.23	$20,146	—	0.55%	to	1.85%	9.19%	to	7.78%
2019	12,921	$1.18	to	$1.14	$15,064	—	0.55%	to	1.85%	17.67%	to	16.15%
VP Man Vol Conserv, Cl 2
2023	34,408	$1.19	to	$1.05	$39,368	—	0.55%	to	1.85%	7.28%	to	5.89%
2022	39,570	$1.11	to	$0.99	$42,398	—	0.55%	to	1.85%	(16.45%)	to	(17.53%)
2021	33,416	$1.33	to	$1.20	$43,039	—	0.55%	to	1.85%	2.06%	to	0.74%
2020	41,732	$1.30	to	$1.19	$52,930	—	0.55%	to	1.85%	7.53%	to	6.14%
2019	35,735	$1.21	to	$1.12	$42,317	—	0.55%	to	1.85%	11.30%	to	9.86%
VP Man Vol Conserv Gro, Cl 2
2023	59,027	$1.29	to	$1.16	$74,788	—	0.55%	to	1.85%	9.37%	to	7.97%
2022	69,475	$1.18	to	$1.08	$80,818	—	0.55%	to	1.85%	(17.52%)	to	(18.58%)
2021	78,230	$1.43	to	$1.32	$110,899	—	0.55%	to	1.85%	4.88%	to	3.52%
2020	78,589	$1.37	to	$1.28	$106,710	—	0.55%	to	1.85%	8.55%	to	7.15%
2019	78,613	$1.26	to	$1.19	$98,805	—	0.55%	to	1.85%	13.37%	to	11.90%
VP Man Vol Gro, Cl 2
2023	377,075	$1.51	to	$1.42	$584,260	—	0.55%	to	1.85%	13.96%	to	12.50%
2022	399,972	$1.32	to	$1.27	$545,865	—	0.55%	to	1.85%	(19.87%)	to	(20.91%)
2021	416,960	$1.65	to	$1.60	$713,185	—	0.55%	to	1.85%	11.28%	to	9.84%
2020	421,538	$1.48	to	$1.46	$650,069	—	0.55%	to	1.85%	10.69%	to	9.26%
2019	416,877	$1.34	to	$1.33	$582,691	—	0.55%	to	1.85%	17.61%	to	16.09%
VP Man Vol Mod Gro, Cl 2
2023	558,175	$1.41	to	$1.29	$828,769	—	0.55%	to	1.85%	11.66%	to	10.22%
2022	616,104	$1.26	to	$1.17	$820,314	—	0.55%	to	1.85%	(18.60%)	to	(19.65%)
2021	663,538	$1.55	to	$1.46	$1,089,495	—	0.55%	to	1.85%	8.10%	to	6.71%
2020	690,902	$1.43	to	$1.37	$1,053,891	—	0.55%	to	1.85%	9.77%	to	8.35%
2019	719,637	$1.31	to	$1.26	$1,004,403	—	0.55%	to	1.85%	15.53%	to	14.04%
VP Mod, Cl 2
2023	219,564	$1.99	to	$1.37	$409,453	—	0.55%	to	1.85%	12.34%	to	10.90%
2022	236,316	$1.77	to	$1.23	$394,023	—	0.55%	to	1.85%	(17.06%)	to	(18.14%)
2021	248,772	$2.13	to	$1.51	$502,487	—	0.55%	to	1.85%	8.41%	to	7.01%
2020	257,626	$1.97	to	$1.41	$482,331	—	0.55%	to	1.85%	12.25%	to	10.80%
2019	270,587	$1.75	to	$1.27	$453,343	—	0.55%	to	1.85%	15.50%	to	14.00%

142	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 4
2023	170,269	$1.99	to	$1.76	$320,952	—	0.55%	to	1.45%	12.32%		to	11.32%
2022	191,236	$1.77	to	$1.58	$322,209	—	0.55%	to	1.45%	(17.04%)		to	(17.78%)
2021	212,114	$2.14	to	$1.92	$432,673	—	0.55%	to	1.45%	8.45%		to	7.47%
2020	241,282	$1.97	to	$1.79	$455,609	—	0.55%	to	1.45%	12.17%		to	11.17%
2019	281,063	$1.76	to	$1.61	$474,916	—	0.55%	to	1.45%	15.54%		to	14.50%
VP Mod Aggr, Cl 2
2023	70,068	$2.28	to	$1.53	$149,960	—	0.55%	to	1.85%	14.31%		to	12.83%
2022	74,605	$1.99	to	$1.36	$140,345	—	0.55%	to	1.85%	(18.04%)		to	(19.10%)
2021	82,152	$2.43	to	$1.68	$189,530	—	0.55%	to	1.85%	11.69%		to	10.25%
2020	91,524	$2.18	to	$1.52	$190,173	—	0.55%	to	1.85%	13.41%		to	11.94%
2019	102,483	$1.92	to	$1.36	$188,684	—	0.55%	to	1.85%	18.06%		to	16.53%
VP Mod Aggr, Cl 4
2023	42,045	$2.28	to	$2.02	$90,878	—	0.55%	to	1.45%	14.28%		to	13.26%
2022	48,592	$2.00	to	$1.78	$92,293	—	0.55%	to	1.45%	(18.02%)		to	(18.75%)
2021	54,164	$2.43	to	$2.19	$125,938	—	0.55%	to	1.45%	11.72%		to	10.72%
2020	63,210	$2.18	to	$1.98	$132,160	—	0.55%	to	1.45%	13.39%		to	12.37%
2019	79,122	$1.92	to	$1.76	$146,514	—	0.55%	to	1.45%	18.10%		to	17.04%
VP Mod Conserv, Cl 2
2023	41,353	$1.68	to	$1.20	$64,998	—	0.55%	to	1.85%	9.90%		to	8.48%
2022	45,491	$1.53	to	$1.11	$65,321	—	0.55%	to	1.85%	(16.55%)		to	(17.62%)
2021	52,311	$1.83	to	$1.34	$90,527	—	0.55%	to	1.85%	5.16%		to	3.80%
2020	57,730	$1.74	to	$1.29	$95,549	—	0.55%	to	1.85%	10.40%		to	8.97%
2019	56,344	$1.58	to	$1.19	$84,862	—	0.55%	to	1.85%	12.89%		to	11.43%
VP Mod Conserv, Cl 4
2023	33,387	$1.68	to	$1.49	$53,039	—	0.55%	to	1.45%	9.88%		to	8.90%
2022	39,603	$1.53	to	$1.36	$57,450	—	0.55%	to	1.45%	(16.56%)		to	(17.31%)
2021	45,021	$1.83	to	$1.65	$78,614	—	0.55%	to	1.45%	5.21%		to	4.26%
2020	51,624	$1.74	to	$1.58	$86,036	—	0.55%	to	1.45%	10.38%		to	9.39%
2019	56,774	$1.58	to	$1.45	$86,070	—	0.55%	to	1.45%	12.87%		to	11.86%
VP Ptnrs Core Bond, Cl 2
2023	1,280	$1.00	to	$0.94	$1,434	2.57%	0.65%	to	1.85%	5.37%		to	4.12%
2022	1,129	$0.95	to	$0.90	$1,204	1.48%	0.65%	to	1.85%	(4.38	%)(7)	to	(15.18%)
2021	880	$1.28	to	$1.06	$1,093	1.20%	0.85%	to	1.85%	(2.25%)		to	(3.23%)
2020	722	$1.31	to	$1.09	$914	1.88%	0.85%	to	1.85%	7.05%		to	5.98%
2019	580	$1.22	to	$1.03	$688	2.12%	0.85%	to	1.85%	7.47%		to	6.39%
VP Ptnrs Core Eq, Cl 2
2023	316	$1.17	to	$2.46	$683	—	0.65%	to	1.85%	23.63%		to	22.16%
2022	273	$0.95	to	$2.01	$403	—	0.65%	to	1.85%	(5.67	%)(7)	to	(19.06%)
2021	81	$3.73	to	$2.48	$291	—	0.85%	to	1.85%	28.09%		to	26.81%
2020	88	$2.91	to	$1.96	$246	—	0.85%	to	1.85%	15.74%		to	14.59%
2019	109	$2.52	to	$1.71	$263	—	0.85%	to	1.85%	25.14%		to	23.89%
VP Ptnrs Core Eq, Cl 3
2023	377	$3.39	to	$2.98	$1,209	—	0.55%	to	1.45%	23.87%		to	22.76%
2022	474	$2.74	to	$2.43	$1,231	—	0.55%	to	1.45%	(17.89%)		to	(18.62%)
2021	530	$3.33	to	$2.98	$1,686	—	0.55%	to	1.45%	28.63%		to	27.48%
2020	640	$2.59	to	$2.34	$1,593	—	0.55%	to	1.45%	16.20%		to	15.16%
2019	781	$2.23	to	$2.03	$1,681	—	0.55%	to	1.45%	25.69%		to	24.56%
VP Ptnrs Intl Core Eq, Cl 2
2023	777	$1.11	to	$1.19	$1,290	1.07%	0.65%	to	1.85%	16.59%		to	15.20%
2022	623	$0.95	to	$1.04	$893	1.69%	0.65%	to	1.85%	(4.64	%)(7)	to	(21.11%)
2021	450	$1.84	to	$1.31	$811	1.56%	0.85%	to	1.85%	12.22%		to	11.10%
2020	242	$1.64	to	$1.18	$389	0.20%	0.85%	to	1.85%	10.02%		to	8.92%
2019	206	$1.49	to	$1.09	$301	2.57%	0.85%	to	1.85%	17.40%		to	16.24%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	143

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Intl Gro, Cl 2
2023	1,305	$1.06	to	$1.28	$2,302	0.24%	0.65%	to	1.85%	13.72%		to	12.36%
2022	1,292	$0.93	to	$1.14	$2,010	—	0.65%	to	1.85%	(6.74	%)(7)	to	(28.21%)
2021	1,278	$2.21	to	$1.59	$2,746	—	0.85%	to	1.85%	9.40%		to	8.31%
2020	1,007	$2.02	to	$1.47	$1,985	0.09%	0.85%	to	1.85%	21.26%		to	20.05%
2019	1,163	$1.67	to	$1.22	$1,891	0.96%	0.85%	to	1.85%	25.29%		to	24.05%
VP Ptnrs Intl Val, Cl 2
2023	1,245	$1.14	to	$1.14	$1,703	1.91%	0.65%	to	1.85%	16.21%		to	14.83%
2022	1,270	$0.98	to	$0.99	$1,500	2.10%	0.65%	to	1.85%	(1.67	%)(7)	to	(13.37%)
2021	1,093	$1.39	to	$1.15	$1,479	1.97%	0.85%	to	1.85%	10.69%		to	9.60%
2020	846	$1.26	to	$1.05	$1,041	0.74%	0.85%	to	1.85%	(4.95%)		to	(5.89%)
2019	955	$1.32	to	$1.11	$1,238	3.60%	0.85%	to	1.85%	12.24%		to	11.14%
VP Ptnrs Sm Cap Gro, Cl 2
2023	643	$0.98	to	$1.59	$1,723	—	0.65%	to	1.85%	6.24%		to	4.98%
2022	565	$0.92	to	$1.52	$1,424	—	0.65%	to	1.85%	(9.37	%)(7)	to	(30.43%)
2021	453	$3.71	to	$2.18	$1,623	—	0.85%	to	1.85%	7.11%		to	6.04%
2020	475	$3.46	to	$2.05	$1,591	—	0.85%	to	1.85%	37.26%		to	35.90%
2019	547	$2.52	to	$1.51	$1,341	—	0.85%	to	1.85%	19.92%		to	18.73%
VP Ptnrs Sm Cap Val, Cl 2
2023	388	$1.06	to	$1.56	$960	—	0.65%	to	1.85%	10.37%		to	9.05%
2022	333	$0.96	to	$1.43	$749	—	0.65%	to	1.85%	(4.24	%)(7)	to	(14.75%)
2021	285	$2.68	to	$1.68	$742	—	0.85%	to	1.85%	22.71%		to	21.49%
2020	335	$2.19	to	$1.39	$715	—	0.85%	to	1.85%	3.11%		to	2.08%
2019	334	$2.12	to	$1.36	$694	—	0.85%	to	1.85%	18.52%		to	17.34%
VP Ptnrs Sm Cap Val, Cl 3
2023	694	$3.12	to	$2.34	$2,670	—	0.55%	to	1.45%	10.65%		to	9.66%
2022	751	$2.82	to	$2.13	$2,611	—	0.55%	to	1.45%	(13.54%)		to	(14.31%)
2021	839	$3.27	to	$2.49	$3,393	—	0.55%	to	1.45%	23.21%		to	22.10%
2020	1,062	$2.65	to	$2.04	$3,483	—	0.55%	to	1.45%	3.55%		to	2.62%
2019	1,189	$2.56	to	$1.99	$3,804	—	0.55%	to	1.45%	19.00%		to	17.94%
VP US Flex Conserv Gro, Cl 2
2023	19,422	$1.18	to	$1.16	$23,909	—	0.55%	to	1.85%	10.61%		to	9.19%
2022	20,016	$1.07	to	$1.07	$22,382	—	0.55%	to	1.85%	(17.19%)		to	(18.26%)
2021	22,654	$1.29	to	$1.30	$30,735	—	0.55%	to	1.85%	6.91%		to	5.53%
2020	27,322	$1.21	to	$1.24	$34,878	—	0.55%	to	1.85%	5.29%		to	3.93%
2019	19,470	$1.15	to	$1.19	$23,725	—	0.55%	to	1.85%	14.23%		to	12.75%
VP US Flex Gro, Cl 2
2023	160,487	$1.37	to	$1.43	$243,009	—	0.55%	to	1.85%	16.16%		to	14.66%
2022	165,012	$1.18	to	$1.24	$216,056	—	0.55%	to	1.85%	(19.17%)		to	(20.22%)
2021	164,863	$1.45	to	$1.56	$268,291	—	0.55%	to	1.85%	14.87%		to	13.38%
2020	150,582	$1.27	to	$1.37	$214,263	—	0.55%	to	1.85%	4.23%		to	2.88%
2019	120,102	$1.21	to	$1.34	$164,705	—	0.55%	to	1.85%	19.54%		to	18.00%
VP US Flex Mod Gro, Cl 2
2023	99,118	$1.28	to	$1.29	$136,107	—	0.55%	to	1.85%	13.24%		to	11.79%
2022	100,110	$1.13	to	$1.16	$121,920	—	0.55%	to	1.85%	(17.99%)		to	(19.04%)
2021	100,979	$1.38	to	$1.43	$150,643	—	0.55%	to	1.85%	10.86%		to	9.43%
2020	95,376	$1.24	to	$1.31	$128,964	—	0.55%	to	1.85%	4.95%		to	3.60%
2019	86,714	$1.18	to	$1.26	$112,220	—	0.55%	to	1.85%	16.93%		to	15.42%
Wanger Acorn
2023	1,691	$3.90	to	$1.10	$8,406	—	0.55%	to	1.55%	21.07%		to	19.87%
2022	1,848	$3.22	to	$0.92	$7,660	—	0.55%	to	1.55%	(33.83%)		to	(9.83	%)(7)
2021	1,997	$4.86	to	$3.85	$12,517	0.73%	0.55%	to	1.45%	8.30%		to	7.33%
2020	2,291	$4.49	to	$3.58	$13,240	—	0.55%	to	1.45%	23.55%		to	22.44%
2019	2,855	$3.63	to	$2.93	$13,265	0.26%	0.55%	to	1.45%	30.38%		to	29.21%

144	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Wanger Intl
2023	1,883	$3.46	to	$1.03	$5,634	0.32%	0.55%	to	1.55%	16.32%	to	15.16%
2022	2,053	$2.97	to	$0.90	$5,273	0.92%	0.55%	to	1.55%	(34.21%)	to	(9.03	%)(7)
2021	2,201	$4.52	to	$2.71	$8,547	0.55%	0.55%	to	1.45%	18.16%	to	17.10%
2020	2,450	$3.83	to	$2.31	$8,060	2.05%	0.55%	to	1.45%	13.74%	to	12.72%
2019	2,875	$3.36	to	$2.05	$8,297	0.80%	0.55%	to	1.45%	29.28%	to	28.12%
WA Var Global Hi Yd Bond, Cl II
2023	447	$1.25	to	$1.09	$530	4.96%	0.55%	to	1.85%	9.36%	to	7.94%
2022	519	$1.14	to	$1.01	$565	5.65%	0.55%	to	1.85%	(14.34%)	to	(15.44%)
2021	651	$1.33	to	$1.19	$830	4.24%	0.55%	to	1.85%	0.49%	to	(0.81%)
2020	538	$1.33	to	$1.20	$684	3.81%	0.55%	to	1.85%	6.54%	to	5.15%
2019	520	$1.24	to	$1.14	$625	6.31%	0.55%	to	1.85%	13.39%	to	11.92%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 24, 2020.
(6)	New subaccount operations commenced on May 3, 2021.
(7)	New subaccount operations commenced on May 2, 2022.
(8)	New subaccount operations commenced on April 28, 2023.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	145

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2023 and 2022, and the related statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Emphasis of Matter

As discussed in Note 3 to the financial statements, the Company changed the manner in which it accounts for long-duration insurance contracts in 2023. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 19, 2024

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2023	2022(1)
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2023, $1,680,232; 2022, $1,678,575; allowance for credit losses: 2023, $365; 2022, $572)	$1,585,541	$1,528,743
Mortgage loans, at amortized cost (allowance for credit losses: 2023, $554; 2022, $965)	144,910	157,068
Policy loans	53,615	50,791
Other investments	597	547
Total investments	1,784,663	1,737,149
Cash and cash equivalents	80,082	204,760
Market risk benefits	94,641	64,498
Reinsurance recoverables (allowance for credit losses: 2023, $3,800; 2022, $3,500)	205,915	195,547
Receivables	7,863	8,569
Accrued investment income	15,376	14,722
Deferred acquisition costs	166,933	174,038
Other assets	160,302	194,909
Separate account assets	4,515,324	4,230,890
Total assets	$7,031,099	$6,825,082

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,916,999	$1,949,996
Market risk benefits	47,166	68,635
Other liabilities	127,513	180,631
Separate account liabilities	4,515,324	4,230,890
Total liabilities	6,607,002	6,430,152
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	405,131	408,564
Accumulated other comprehensive income (loss), net of tax	(89,960)	(122,560)
Total shareholder’s equity	424,097	394,930
Total liabilities and shareholder’s equity	$7,031,099	$6,825,082

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2023	2022(1)	2021(1)
Revenues
Premiums	$21,413	$16,693	$15,416
Net investment income	84,585	72,209	65,369
Policy and contract charges	123,750	125,296	138,136
Other revenues	22,102	23,617	27,360
Net realized investment gains (losses)	187	(3,452)	11,580
Total revenues	252,037	234,363	257,861

Benefits and Expenses
Benefits, claims, losses and settlement expenses	48,540	37,994	42,481
Interest credited to fixed accounts	51,609	51,588	47,165
Remeasurement (gains) losses of future policy benefit reserves	2,003	2,225	55
Change in fair value of market risk benefits	45,118	40,393	(8,080)
Amortization of deferred acquisition costs	14,822	15,529	15,974
Other insurance and operating expenses	35,823	34,835	36,639
Total benefits and expenses	197,915	182,564	134,234
Pretax income (loss)	54,122	51,799	123,627
Income tax provision (benefit)	7,555	7,380	23,399
Net income	$46,567	$44,419	$100,228

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2023	2022(1)	2021(1)
Net income	$46,567	$44,419	$100,228
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	41,675	(213,461)	(49,020)
Effect of changes in discount rate assumptions on certain long-duration contracts	(6,125)	61,911	17,386
Effect of changes in instrument-specific credit risk on market risk benefits	(2,950)	18,837	4,564
Total other comprehensive income (loss), net of tax	32,600	(132,713)	(27,070)
Total comprehensive income (loss)	$79,167	$(88,294)	$73,158

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2021	$2,000	$106,926	$350,273	$90,117	$549,316
Cumulative effect of adoption of long-duration contracts guidance	—	—	(23,356)	(52,894)	(76,250)
Net income	—	—	100,228	—	100,228
Other comprehensive loss, net of tax	—	—	—	(27,070)	(27,070)
Balances at December 31, 2021(1)	2,000	106,926	427,145	10,153	546,224
Net income	—	—	44,419	—	44,419
Other comprehensive loss, net of tax	—	—	—	(132,713)	(132,713)
Cash dividend to RiverSource Life Insurance Company	—	—	(63,000)	—	(63,000)
Balances at December 31, 2022(1)	2,000	106,926	408,564	(122,560)	394,930
Net income	—	—	46,567	—	46,567
Other comprehensive income, net of tax	—	—	—	32,600	32,600
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2023	$2,000	$106,926	$405,131	$(89,960)	$424,097

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2023	2022(1)	2021(1)
Cash Flows from Operating Activities
Net income	$46,567	$44,419	$100,228
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	2,049	2,971	2,903
Deferred income tax (benefit) expense	(1,519)	(4,674)	112
Contractholder and policyholder charges, non-cash	(27,744)	(27,193)	(26,825)
(Gain) loss from equity method investments	(72)	96	(44)
Net realized investment (gains) losses	431	1,918	(11,901)
Impairments and provision for loan losses	(618)	1,534	321
Changes in operating assets and liabilities:
Deferred acquisition costs	7,105	6,074	1,783
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	(42,580)	(46,805)	(89,204)
Derivatives, net of collateral	(36,844)	(136,006)	93,328
Reinsurance recoverables	(4,765)	(9,928)	(3,151)
Receivables	553	5,261	(5,580)
Accrued investment income	(654)	(1,282)	213
Current income tax, net	(3,253)	3,339	(19,210)
Other, net	4,121	3,254	12,338
Net cash provided by (used in) operating activities	(57,223)	(157,022)	55,311

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	902	152,436	15,898
Maturities, sinking fund payments and calls	115,763	229,741	322,473
Purchases	(120,653)	(356,097)	(361,731)
Proceeds from maturities and repayments of mortgage loans	15,195	12,845	18,041
Funding of mortgage loans	(2,626)	(14,299)	(5,700)
Proceeds from sales of other investments	22	—	47
Purchase of other investments	—	(131)	(9)
Change in policy loans, net	(2,824)	1,277	(3,356)
Net cash provided by (used in) investing activities	5,779	25,772	(14,337)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	105,284	92,918	119,937
Net transfers from (to) separate accounts	(5,907)	(3,275)	(13,581)
Surrenders and other benefits	(132,933)	(90,640)	(91,215)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	—	5,800
Payments on line of credit with Ameriprise Financial, Inc.	—	—	(5,800)
Cash received for purchased options with deferred premiums	10,823	30,753	53,361
Cash paid for purchased options with deferred premiums	(501)	(983)	(1,248)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(63,000)	—
Net cash provided by (used in) financing activities	(73,234)	(34,227)	67,254
Net increase (decrease) in cash and cash equivalents	(124,678)	(165,477)	108,228
Cash and cash equivalents at beginning of period	204,760	370,237	262,009
Cash and cash equivalents at end of period	$80,082	$204,760	$370,237
Supplemental Disclosures:
Income taxes paid (received), net	$12,777	$10,115	$42,497

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 15. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through April 19, 2024, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted Accounting Standards Update (“ASU”), Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”), effective January 1, 2023 with a transition date of January 1, 2021. The significant accounting policies for market risk benefits (“MRB”); deferred acquisition costs (“DAC”); deferred sales inducement costs (“DSIC”); reinsurance; policyholder account balances, future policy benefits and claims; and unearned revenue liability were added or updated as a result of adopting the new accounting standard. See Note 3 for additional information related to the transition approach and adoption impact.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

RiverSource Life Insurance Co. of New York

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for loan losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

RiverSource Life Insurance Co. of New York

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits over the period the reinsurance policies are in-force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

RiverSource Life Insurance Co. of New York

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum withdrawal benefits (“GMWB”) and GMDB provisions. These provisions are accounted for as market risk benefits under ASU 2018-12.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC are reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC are amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) are grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported

RiverSource Life Insurance Co. of New York

for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities are grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, fixed deferred annuities, and life contingent payout annuities) are amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) are amortized based on original specified amount (i.e., face amount). DAC related to DI insurance are amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant-level basis using the same methodology and assumptions used to amortize DAC on a constant-level basis. DSIC are recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and Separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI, and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g., cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to IUL fluctuates based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 13 for information regarding the fair value measurement of embedded derivatives.

RiverSource Life Insurance Co. of New York

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserve) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized consistent with DAC amortization

RiverSource Life Insurance Co. of New York

factors. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Financial Instruments — Credit Losses — Troubled Debt Restructurings and Vintage Disclosures

In March 2022, the Financial Accounting Standards Board (“FASB”) proposed amendments to ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (“Topic 326”). The update removes the recognition and measurement guidance for Troubled Debt Restructurings (“TDRs”) by creditors in Subtopic 310-40,

RiverSource Life Insurance Co. of New York

Receivables — Troubled Debt Restructurings by Creditors, and modifies the disclosure requirements for certain loan refinancing and restructuring by creditors when a borrower is experiencing financial difficulty. Rather than applying the recognition and measurement for TDRs, an entity must apply the loan refinancing and restructuring guidance to determine whether a modification results in a new loan or a continuation of an existing loan. The update also requires entities to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments — Credit Losses — Measured at Amortized Cost. The amendments are to be applied prospectively, but entities may apply a modified retrospective transition for changes to the recognition and measurement of TDRs. For entities that have adopted Topic 326, the amendments are effective for interim and annual periods beginning after December 15, 2022. The Company adopted the standard on January 1, 2023. The adoption of this update did not have an impact on the Company’s financial condition and results of operations and modifications to disclosures are immaterial in the current period.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts (ASU 2018-12). The guidance changes elements of the measurement models and disclosure requirements for an insurer’s long-duration insurance contract benefits and acquisition costs by expanding the use of fair value accounting to certain contract benefits, requiring updates, if any, and at least annually, to assumptions used to measure liabilities for future policy benefits, changing the amortization pattern of deferred acquisition costs to a constant-level basis and removing certain shadow adjustments previously recorded in AOCI. Adoption of the accounting standard did not impact overall cash flows or regulatory capital requirements.

When the Company adopted the standard effective January 1, 2023 with a transition date of January 1, 2021 (the “transition date”), opening equity was adjusted for the adoption impacts to retained earnings and AOCI and prior periods presented (i.e. 2021 and 2022) were restated. The adoption impact as of January 1, 2021 was a reduction in total equity of $76 million, of which $23 million and $53 million were reflected in retained earnings and AOCI, respectively.

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Balance Sheets:

(in thousands)	As Filed December 31, 2022	Adjustment	Post-adoption December 31, 2022	As Filed December 31, 2021	Adjustment	Post-adoption December 31, 2021

Assets
Market risk benefits	$—	$64,498	$64,498	$—	$36,740	$36,740
Reinsurance recoverables (allowance for credit losses: 2022, $3,500; 2021, $5,400)	189,465	6,082	195,547	184,971	57,016	241,987
Deferred acquisition costs	214,324	(40,286)	174,038	175,258	4,854	180,112
Other assets	198,981	(4,072)	194,909	406,002	9,404	415,406
Total assets	$6,798,860	$26,222	$6,825,082	$8,644,453	$108,014	$8,752,467

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,997,633	$(47,637)	$1,949,996	$2,106,471	$(2,928)	$2,103,543
Market risk benefits	—	68,635	68,635	—	129,715	129,715
Other liabilities	182,723	(2,092)	180,631	526,623	14,101	540,724
Total liabilities	6,411,246	18,906	6,430,152	8,065,355	140,888	8,206,243

Shareholder’s Equity:
Retained earnings	386,646	21,918	408,564	420,377	6,768	427,145
Accumulated other comprehensive income (loss), net of tax	(107,958)	(14,602)	(122,560)	49,795	(39,642)	10,153
Total shareholder’s equity	387,614	7,316	394,930	579,098	(32,874)	546,224
Total liabilities and shareholder’s equity	$6,798,860	$26,222	$6,825,082	$8,644,453	$108,014	$8,752,467

RiverSource Life Insurance Co. of New York

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Statements of Income:

	Years Ended December 31,
(in thousands)	As Filed 2022	Adjustment	Post-adoption 2022	As Filed 2021	Adjustment	Post-adoption 2021
Revenues
Policy and contract charges	$125,459	$(163)	$125,296	$139,659	$(1,523)	$138,136
Total revenues	234,526	(163)	234,363	259,384	(1,523)	257,861
Benefits and Expenses
Benefits, claims, losses and settlement expenses	107,180	(69,186)	37,994	84,589	(42,108)	42,481
Remeasurment (gains) losses of future policy benefit reserves	—	2,225	2,225	—	55	55
Change in fair value of market risk benefits	—	40,393	40,393	—	(8,080)	(8,080)
Amortization of deferred acquisition costs	8,919	6,610	15,529	6,296	9,678	15,974
Other insurance and operating expenses	34,217	618	34,835	35,838	801	36,639
Total benefits and expenses	201,904	(19,340)	182,564	173,888	(39,654)	134,234
Pretax income (loss)	32,622	19,177	51,799	85,496	38,131	123,627
Income tax provision (benefit)	3,353	4,027	7,380	15,392	8,007	23,399
Net income	$29,269	$15,150	$44,419	$70,104	$30,124	$100,228

The adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities.

Future Adoption of New Accounting Standards

Segment Reporting — Improvements to Reportable Segment Disclosures

In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss and contain other disclosure requirements. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. The Company is assessing changes to the segment related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is assessing changes to the income tax related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

RiverSource Life Insurance Co. of New York

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,193	$9,762	$11,402
Unaffiliated	850	829	936
Total	10,043	10,591	12,338
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,317	2,474	2,908
Unaffiliated	1,029	1,019	1,127
	3,346	3,493	4,035
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	18,482	19,845	22,969
Unaffiliated	230	232	282
	18,712	20,077	23,251
Total	22,058	23,570	27,286
Total revenue from contracts with customers	32,101	34,161	39,624
Revenue from other sources(1)	219,936	200,202	218,237
Total revenues	$252,037	$234,363	$257,861

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $2.9 million as of both December 31, 2023 and 2022.

RiverSource Life Insurance Co. of New York

5. VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2023
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$951,360	$25,060	$(54,874)	$(365)	$921,181
Residential mortgage backed securities	290,104	187	(37,468)	—	252,823
Commercial mortgage backed securities	322,845	—	(33,099)	—	289,746
State and municipal obligations	83,146	7,417	(452)	—	90,111
Asset backed securities	31,919	467	(1,648)	—	30,738
Foreign government bonds and obligations	638	84	—	—	722
U.S. government and agency obligations	220	—	—	—	220
Total	$1,680,232	$33,215	$(127,541)	$(365)	$1,585,541

	December 31, 2022
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$905,629	$13,188	$(85,717)	$(572)	$832,528
Residential mortgage backed securities	310,338	27	(41,976)	—	268,389
Commercial mortgage backed securities	340,684	—	(39,053)	—	301,631
State and municipal obligations	86,002	6,539	(781)	—	91,760
Asset backed securities	34,959	1,033	(2,552)	—	33,440
Foreign government bonds and obligations	747	68	(35)	—	780
U.S. government and agency obligations	216	—	(1)	—	215
Total	$1,678,575	$20,855	$(170,115)	$(572)	$1,528,743

As of December 31, 2023 and 2022, accrued interest of $14.9 million and $14.2 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2023 and 2022, fixed maturity securities comprised approximately 89% and 88%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2023 and 2022, $15.8 million and $21.9 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2023			December 31, 2022
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$355,286	$319,280	20%	$681,243	$598,313	39%
AA	344,046	315,804	20	62,194	68,657	5
A	175,912	179,826	11	128,524	128,819	8
BBB	762,945	731,081	46	749,531	681,552	45
Below investment grade	42,043	39,550	3	57,083	51,402	3
Total fixed maturities	$1,680,232	$1,585,541	100%	$1,678,575	$1,528,743	100%

As of December 31, 2023, approximately 75% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities. These issuers were downgraded in the third quarter of 2023 from AAA to AA due to the downgrade of the U.S. Government long-term credit rating. As of December 31, 2022, approximately 42% of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2023 and 2022.

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2023
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	17	$75,331	$(1,862)	176	$518,163	$(53,012)	193	$593,494	$(54,874)
Residential mortgage backed securities	5	3,800	(48)	57	242,301	(37,420)	62	246,101	(37,468)
Commercial mortgage backed securities	1	7,423	(216)	97	282,323	(32,883)	98	289,746	(33,099)
State and municipal obligations	3	2,700	(113)	10	6,501	(339)	13	9,201	(452)
Asset backed securities	—	—	—	15	22,384	(1,648)	15	22,384	(1,648)
U.S. government and agency obligations	1	220	—	—	—	—	1	220	—
Total	27	$89,474	$(2,239)	355	$1,071,672	$(125,302)	382	$1,161,146	$(127,541)

	December 31, 2022
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	190	$533,591	$(39,382)	49	$169,667	$(46,335)	239	$703,258	$(85,717)
Residential mortgage backed securities	64	115,585	(9,029)	6	151,248	(32,947)	70	266,833	(41,976)
Commercial mortgage backed securities	94	245,420	(27,630)	10	56,211	(11,423)	104	301,631	(39,053)
State and municipal obligations	14	8,637	(738)	1	207	(43)	15	8,844	(781)
Asset backed securities	15	26,559	(2,552)	—	—	—	15	26,559	(2,552)
U.S. government and agency obligations	1	215	(1)	—	—	—	1	215	(1)
Foreign government bonds and obligations	—	—	—	1	71	(35)	1	71	(35)
Total	378	$930,007	$(79,332)	67	$377,404	$(90,783)	445	$1,307,411	$(170,115)

As part of the Company’s ongoing monitoring process, management determined that the decrease in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2023 is primarily attributable to the impact of lower interest rates and tighter credit spreads. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2023 and 2022, approximately 91% and 89%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

RiverSource Life Insurance Co. of New York

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2021	$739
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(104)
Charge-offs	(635)
Balance at December 31, 2021	—
Additions for which credit losses were not previously recorded	572
Balance at December 31, 2022	572
Additions for which credit losses were not previously recorded	365
Reductions for securities sold during the period (realized)	(458)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(114)
Balance at December 31, 2023	$365

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Gross realized investment gains	$93	$1,316	$11,923
Gross realized investment losses	(524)	(3,234)	(9)
Credit reversals (losses)	207	(572)	104
Other impairments	—	(856)	(1,641)
Total	$(224)	$(3,346)	$10,377

For the year ended December 31, 2023, net credit reversals primarily related to the reversal of a previously recorded allowance for credit losses due to the sale of a corporate debt security in the communications industry partially offset by recording an allowance for credit losses of another corporate debt security in the communications industry. For the year ended December 31, 2022, credit losses primarily related to recording an allowance for credit losses on a corporate debt security in the communications industry. For the year ended December 31, 2021, net credit reversals primarily related to decreases in an allowance for credit losses. Other impairments for the years ended December 31, 2022 and 2021 related to Available-for-Sale securities which the Company intended to sell.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2023 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$34,289	$34,025
Due after one year through five years	174,445	169,312
Due after five years through 10 years	185,592	170,901
Due after 10 years	641,038	637,996
	1,035,364	1,012,234
Residential mortgage backed securities	290,104	252,823
Commercial mortgage backed securities	322,845	289,746
Asset backed securities	31,919	30,738
Total	$1,680,232	$1,585,541

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Fixed maturities	$66,737	$60,796	$57,644
Mortgage loans	6,080	6,419	7,223
Other investments	13,384	6,926	2,411
	86,201	74,141	67,278
Less: investment expenses	1,616	1,932	1,909
Total	$84,585	$72,209	$65,369

7. FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at January 1, 2021	$2,075
Provisions	(1,216)
Balance at December 31, 2021	859
Provisions	106
Balance at December 31, 2022	965
Provisions	(411)
Balance at December 31, 2023	$554

As of December 31, 2023 and 2022, accrued interest on mortgage loans was $474 thousand and $516 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2023 and 2022. All loans were considered to be performing.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. There were no mortgage loans which management has assigned its highest risk rating as of both December 31, 2023 and 2022. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no mortgage loans past due as of both December 31, 2023 and 2022.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2023
(in thousands)	2023	2022	2021	2020	2019	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	1,988	—	2,118	4,106
60% – 80%	—	5,810	—	3,671	2,481	7,027	18,989
40% – 60%	—	2,350	2,433	6,546	5,466	30,058	46,853
<40%	1,488	—	2,981	8,651	10,287	52,109	75,516
Total	$1,488	$8,160	$5,414	$20,856	$18,234	$91,312	$145,464

RiverSource Life Insurance Co. of New York

	December 31, 2022
(in thousands)	2022	2021	2020	2019	2018	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$2,003	$—	$—	$1,082	$3,085
80% – 100%	—	2,480	1,751	—	2,191	6,369	12,791
60% – 80%	7,205	1,741	5,950	6,430	1,691	2,739	25,756
40% – 60%	1,142	1,337	2,907	5,195	10,993	21,202	42,776
<40%	—	—	8,970	7,280	8,903	48,472	73,625
Total	$8,347	$5,558	$21,581	$18,905	$23,778	$79,864	$158,033

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type. For the year ended December 31, 2023, the Company did not have any write-offs of mortgage loans.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2023	2022	2023	2022
Pacific	$44,912	$47,107	31%	30%
South Atlantic	25,135	30,528	17	19
Mountain	20,907	21,716	14	14
Middle Atlantic	17,055	16,994	12	11
East North Central	12,125	13,993	8	9
West North Central	10,224	11,651	7	7
West South Central	6,675	7,103	5	5
East South Central	4,904	5,274	3	3
New England	3,527	3,667	3	2
Total	$145,464	$158,033	100%	100%

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2023	2022	2023	2022
Apartments	$45,692	$48,592	32%	31%
Retail	39,748	45,513	27	29
Industrial	27,264	26,501	19	17
Office	17,849	18,953	12	12
Mixed use	5,882	7,444	4	4
Other	9,029	11,030	6	7
Total	$145,464	$158,033	100%	100%

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Modifications with Borrowers Experiencing Financial Difficulty

There were no modifications of financing receivables with borrowers experiencing financial difficulty by the Company during the year ended December 31, 2023.

RiverSource Life Insurance Co. of New York

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC, including the January 1, 2021 adoption of ASU 2018-12.

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Pre-adoption balance at December 31, 2020	$112,335	$2,991	$5,204	$24,103	$10,521
Effect of shadow reserve adjustments	2,903	1,551	1,934	3,003	9,774
Post-adoption balance at January 1, 2021	115,238	4,542	7,138	27,106	20,295
Capitalization of acquisition costs	10,349	—	154	2,648	783
Amortization	(10,306)	(394)	(529)	(2,565)	(1,410)
Balance at December 31, 2021	$115,281	$4,148	$6,763	$27,189	$19,668

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$(59)	$—	$805	$6,662	$162,562
Effect of shadow reserve adjustments	168	—	—	—	19,333
Post-adoption balance at January 1, 2021	109	—	805	6,662	181,895
Capitalization of acquisition costs	—	23	28	206	14,191
Amortization	(11)	(5)	(56)	(698)	(15,974)
Balance at December 31, 2021	$98	$18	$777	$6,170	$180,112

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2022	$115,281	$4,148	$6,763	$27,189	$19,668
Capitalization of acquisition costs	5,287	—	71	3,152	547
Amortization	(9,648)	(798)	(496)	(2,470)	(1,378)
Balance at December 31, 2022	$110,920	$3,350	$6,338	$27,871	$18,837

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2022	$98	$18	$777	$6,170	$180,112
Capitalization of acquisition costs	—	87	97	214	9,455
Amortization	(10)	(4)	(60)	(665)	(15,529)
Balance at December 31, 2022	$88	$101	$814	$5,719	$174,038

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2023	$110,920	$3,350	$6,338	$27,871	$18,837
Capitalization of acquisition costs	3,760	—	21	3,117	383
Amortization	(9,121)	(781)	(462)	(2,377)	(1,362)
Balance at December 31, 2023	$105,559	$2,569	$5,897	$28,611	$17,858

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2023	$88	$101	$814	$5,719	$174,038
Capitalization of acquisition costs	—	175	56	205	7,717
Amortization	(9)	(12)	(63)	(635)	(14,822)
Balance at December 31, 2023	$79	$264	$807	$5,289	$166,933

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in DSIC, including the January 1, 2021 adoption of ASU 2018-12. DSIC are recorded in Other assets.

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Pre-adoption balance at December 31, 2020	$7,796	$800	$8,596
Effect of shadow reserve adjustments	272	552	824
Post-adoption balance at January 1, 2021	8,068	1,352	9,420
Capitalization of sales inducement costs	43	10	53
Amortization	(827)	(154)	(981)
Balance at December 31, 2021	$7,284	$1,208	$8,492

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2022	$7,284	$1,208	$8,492
Capitalization of sales inducement costs	30	7	37
Amortization	(725)	(209)	(934)
Balance at December 31, 2022	$6,589	$1,006	$7,595

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2023	$6,589	$1,006	$7,595
Capitalization of sales inducement costs	—	—	—
Amortization	(639)	(235)	(874)
Balance at December 31, 2023	$5,950	$771	$6,721

9. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only, which are 89% of the Company’s total in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2023 and 2022, traditional life and UL insurance policies in force were $11.4 billion and $11.5 billion, respectively, of which $8.0 billion and $8.2 billion as of December 31, 2023 and 2022 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Direct premiums	$32,254	$27,673	$26,456
Reinsurance ceded	(10,841)	(10,980)	(11,040)
Net premiums	$21,413	$16,693	$15,416

RiverSource Life Insurance Co. of New York

Policy and contract charges are presented on the Statements of Income net of $11.0 million, $10.3 million and $9.3 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2023, 2022 and 2021, respectively.

The amount of claims recovered through reinsurance on all contracts was $22.6 million, $20.4 million and $16.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Reinsurance recoverables include approximately $156.7 million and $149.3 million related to LTC risk ceded to Genworth as of December 31, 2023 and 2022, respectively.

Policyholder account balances, future policy benefits and claims include $1.1 million and $1.2 million related to previously assumed reinsurance arrangements as of December 31, 2023 and 2022, respectively.

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2023	2022
Policyholder account balances
Policyholder account balances	$1,322,686	$1,392,756
Future policy benefits
Liability for future policy benefits	480,237	461,095
Deferred profit liability	5,772	4,768
Additional liabilities for insurance guarantees	86,365	76,941
Other insurance and annuity liabilities	12,043	4,340
Total future policy benefits	584,417	547,144
Policy claims and other policyholders’ funds	9,896	10,096
Total policyholder account balances, future policy benefits and claims	$1,916,999	$1,949,996

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB and GMIB provisions. See Note 2 and Note 12 for additional information regarding the Company’s variable annuity guarantees. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

RiverSource Life Insurance Co. of New York

The balances of and changes in policyholder account balances were as follows:

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2023	$267,080	$730,919	$27,698	$90,510
Contract deposits	9,736	8,023	4,254	9,224
Policy charges	(554)	(45)	—	(12,393)
Surrenders and other benefits	(30,401)	(88,051)	(7,521)	(3,147)
Net transfer from (to) separate account liabilities	(3,010)	—	—	—
Interest credited	8,205	26,789	621	3,014
Balance at December 31, 2023	$251,056	$677,635	$25,052	$87,208
Weighted-average crediting rate	3.2%	3.9%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$592,770
Cash surrender value(1)	$247,881	$676,453	N/A	$76,809

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$98,080	$152,485	$25,984	$1,392,756
Contract deposits	10,495	13,828	—	55,560
Policy charges	(6,655)	(8,081)	—	(27,728)
Surrenders and other benefits	(4,774)	(3,765)	(2,477)	(140,136)
Net transfer from (to) separate account liabilities	(2,897)	—	—	(5,907)
Interest credited	3,728	4,810	974	48,141
Balance at December 31, 2023	$97,977	$159,277	$24,481	$1,322,686
Weighted-average crediting rate	4.0%	2.0%	4.0%
Net amount at risk	$3,049,078	$951,825	$10,233
Cash surrender value(1)	$69,218	$135,122	$18,716

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2022	$268,266	$751,081	$28,499	$94,662
Contract deposits	12,592	10,520	4,901	10,167
Policy charges	(551)	(12)	—	(12,494)
Surrenders and other benefits	(19,469)	(57,895)	(7,018)	(4,888)
Net transfer from (to) separate account liabilities	(2,028)	—	—	—
Interest credited	8,270	27,225	1,316	3,063
Balance at December 31, 2022	$267,080	$730,919	$27,698	$90,510
Weighted-average crediting rate	3.2%	3.8%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$622,950
Cash surrender value(1)	$263,788	$729,330	N/A	$79,202

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$98,292	$143,396	$28,265	$1,412,461
Contract deposits	8,185	14,582	(228)	60,719
Policy charges	(6,606)	(7,525)	—	(27,188)
Surrenders and other benefits	(4,352)	(1,800)	(3,092)	(98,514)
Net transfer from (to) separate account liabilities	(1,247)	—	—	(3,275)
Interest credited	3,808	3,832	1,039	48,553
Balance at December 31, 2022	$98,080	$152,485	$25,984	$1,392,756
Weighted-average crediting rate	4.0%	2.0%	4.0%
Net amount at risk	$3,068,303	$970,129	$10,697
Cash surrender value(1)	$70,324	$126,862	$20,209

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For VA and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

RiverSource Life Insurance Co. of New York

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable annuities. Fixed and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2023 and 2022 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

	December 31, 2023
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$3,762	$12,487	$6,593	$3,836	$1,353	$28,031
	2% – 2.99%	5,385	—	—	—	—	5,385
	3% – 3.99%	119,503	—	—	—	—	119,503
	4% – 5.00%	91,460	—	—	—	—	91,460
	Total	$220,110	$12,487	$6,593	$3,836	$1,353	$244,379
Fixed annuities	1% – 1.99%	$6,931	$26,004	$12,838	$8,108	$—	$53,881
	2% – 2.99%	893	269	—	—	—	1,162
	3% – 3.99%	300,328	86	—	—	—	300,414
	4% – 5.00%	321,863	—	—	—	—	321,863
	Total	$630,015	$26,359	$12,838	$8,108	$—	$677,320
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,411	117	465	7	25	4,025
	3% – 3.99%	47,337	46	259	420	—	48,062
	4% – 5.00%	32,800	59	19	—	—	32,878
	Total	$83,548	$222	$743	$427	$25	$84,965
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$264	$171	$—	$1,068	$1,503
	2% – 2.99%	920	640	—	41	412	2,013
	3% – 3.99%	6,405	38	123	462	—	7,028
	4% – 5.00%	45,045	144	—	—	—	45,189
	Total	$52,370	$1,086	$294	$503	$1,480	$55,733
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$184	$—	$—	$184
	2% – 2.99%	9,091	—	—	—	—	9,091
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$9,091	$—	$184	$—	$—	$9,275
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	18,649	—	—	—	—	18,649
	Total	$18,649	$—	$—	$—	$—	$18,649
Total	1% – 1.99%	$10,693	$38,755	$19,786	$11,944	$2,421	$83,599
	2% – 2.99%	19,700	1,026	465	48	437	21,676
	3% – 3.99%	473,573	170	382	882	—	475,007
	4% – 5.00%	509,817	203	19	—	—	510,039
	Total	$1,013,783	$40,154	$20,652	$12,874	$2,858	$1,090,321
Percentage of total account values that reset in:
Next 12 months		100.0%	99.7%	99.0%	100.0%	100.0%	100.0%
>12 months to 24 months		—	0.3	1.0	—	—	—
>24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

	December 31, 2022
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$17,394	$7,427	$1,612	$54	$44	$26,531
	2% – 2.99%	6,233	—	—	—	—	6,233
	3% – 3.99%	132,527	—	—	—	—	132,527
	4% – 5.00%	95,654	—	—	—	—	95,654
	Total	$251,808	$7,427	$1,612	$54	$44	$260,945
Fixed annuities	1% – 1.99%	$27,163	$26,774	$12,274	$2,501	$1,683	$70,395
	2% – 2.99%	1,415	—	—	—	—	1,415
	3% – 3.99%	341,318	—	—	—	—	341,318
	4% – 5.00%	317,477	—	—	—	—	317,477
	Total	$687,373	$26,774	$12,274	$2,501	$1,683	$730,605
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,562	—	75	4	6	3,647
	3% – 3.99%	49,437	36	185	80	—	49,738
	4% – 5.00%	35,024	—	—	—	—	35,024
	Total	$88,023	$36	$260	$84	$6	$88,409
Fixed accounts of variable universal life insurance	1% – 1.99%	$744	$22	$166	$—	$536	$1,468
	2% – 2.99%	1,626	—	56	59	291	2,032
	3% – 3.99%	6,858	14	191	45	—	7,108
	4% – 5.00%	48,372	—	—	—	—	48,372
	Total	$57,600	$36	$413	$104	$827	$58,980
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$440	$—	$—	$440
	2% – 2.99%	8,622	—	—	—	—	8,622
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$8,622	$—	$440	$—	$—	$9,062
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	20,154	—	—	—	—	20,154
	Total	$20,154	$—	$—	$—	$—	$20,154
Total	1% – 1.99%	$45,301	$34,223	$14,492	$2,555	$2,263	$98,834
	2% – 2.99%	21,458	—	131	63	297	21,949
	3% – 3.99%	530,140	50	376	125	—	530,691
	4% – 5.00%	516,681	—	—	—	—	516,681
	Total	$1,113,580	$34,273	$14,999	$2,743	$2,560	$1,168,155
Percentage of total account values that reset in:
Next 12 months		99.9%	83.0%	89.7%	100.0%	100.0%	99.3%
>12 months to 24 months		0.1	16.2	9.9	—	—	0.7
>24 months		—	0.8	0.4	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in the liability for future policy benefits, including the January 1, 2021 adoption of ASU 2018-12:

(in thousands)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$89,471	$37,489	$27,771	$359,311	$514,042
Effect of shadow reserve adjustments	(10,000)	—	—	(43,400)	(53,400)
Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach	200	—	—	1,229	1,429
Effect of change in deferred profit liability	(2,755)	—	—	—	(2,755)
Effect of remeasurement of the liability at the current single A discount rate	12,644	15,220	12,083	128,049	167,996
Post-adoption balance at January 1, 2021	89,560	52,709	39,854	445,189	627,312
Less: reinsurance recoverable	—	35,085	702	199,963	235,750
Post-adoption balance at January 1, 2021, after reinsurance recoverable	$89,560	$17,624	$39,152	$245,226	$391,562

(in thousands, except percentages)

Present Value of Expected Net Premiums:
Balance at January 1, 2021	$—	$37,950	$12,288	$77,495	$127,733
Beginning balance at original discount rate	—	29,946	9,404	62,785	102,135
Effect of changes in cash flow assumptions	—	24	—	(12)	12
Effect of actual variances from expected experience	—	173	(1,957)	(3,068)	(4,852)
Adjusted beginning of year balance	$—	$30,143	$7,447	$59,705	$97,295
Issuances	1,730	4,899	917	—	7,546
Interest accrual	—	1,540	467	3,040	5,047
Net premiums collected	(1,730)	(3,502)	(1,062)	(7,848)	(14,142)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$33,080	$7,769	$54,897	$95,746
Effect of changes in discount rate assumptions	—	5,881	1,694	10,204	17,779
Balance at December 31, 2021	$—	$38,961	$9,463	$65,101	$113,525

Present Value of Future Policy Benefits:
Balance at January 1, 2021	$89,560	$90,660	$52,142	$522,684	$755,046
Beginning balance at original discount rate	76,916	67,434	37,175	379,926	561,451
Effect of changes in cash flow assumptions	—	24	—	62	86
Effect of actual variances from expected experience	(666)	116	(2,203)	(3,315)	(6,068)
Adjusted beginning of year balance	$76,250	$67,574	$34,972	$376,673	$555,469
Issuances	1,927	4,897	917	—	7,741
Interest accrual	3,137	3,932	2,049	20,216	29,334
Benefit payments	(9,837)	(6,488)	(2,683)	(19,157)	(38,165)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$71,477	$69,915	$35,255	$377,732	$554,379
Effect of changes in discount rate assumptions	8,230	17,716	11,463	112,657	150,066
Balance at December 31, 2021	$79,707	$87,631	$46,718	$490,389	$704,445

Adjustment due to reserve flooring	$—	$124	$—	$—	$124

Net liability for future policy benefits	$79,707	$48,794	$37,255	$425,288	$591,044
Less: reinsurance recoverable	—	33,344	780	191,576	225,700
Net liability for future policy benefits, after reinsurance recoverable	$79,707	$15,450	$36,475	$233,712	$365,344
Discounted expected future gross premiums	$—	$95,686	$59,559	$68,855	$224,100
Expected future gross premiums	$—	$126,793	$71,497	$80,456	$278,746
Expected future benefit payments	$98,474	$116,891	$61,301	$678,673	$955,339

Weighted average interest accretion rate	4.2%	6.4%	5.9%	5.4%
Weighted average discount rate	2.5%	2.7%	2.7%	2.8%

Weighted average duration of liability (in years)	7	7	8	10

RiverSource Life Insurance Co. of New York

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2022	$—	$38,961	$9,463	$65,101	$113,525
Beginning balance at original discount rate	—	33,080	7,769	54,897	95,746
Effect of changes in cash flow assumptions	—	2,253	41	(970)	1,324
Effect of actual variances from expected experience	—	478	(612)	(2,913)	(3,047)
Adjusted beginning of year balance	$—	$35,811	$7,198	$51,014	$94,023
Issuances	2,950	2,675	695	—	6,320
Interest accrual	8	1,631	390	2,654	4,683
Net premiums collected	(2,958)	(3,439)	(857)	(7,255)	(14,509)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$36,678	$7,426	$46,413	$90,517
Effect of changes in discount rate assumptions	—	(2,058)	(100)	226	(1,932)
Balance at December 31, 2022	$—	$34,620	$7,326	$46,639	$88,585

Present Value of Future Policy Benefits:
Balance at January 1, 2022	$79,707	$87,631	$46,718	$490,389	$704,445
Beginning balance at original discount rate	71,477	69,915	35,255	377,732	554,379
Effect of changes in cash flow assumptions	—	1,989	53	1,932	3,974
Effect of actual variances from expected experience	(1,876)	380	(943)	(1,772)	(4,211)
Adjusted beginning of year balance	$69,601	$72,284	$34,365	$377,892	$554,142
Issuances	2,950	2,676	698	—	6,324
Interest accrual	2,830	4,022	1,998	19,965	28,815
Benefit payments	(9,180)	(4,744)	(2,572)	(20,943)	(37,439)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$66,201	$74,238	$34,489	$376,914	$551,842
Effect of changes in discount rate assumptions	(4,814)	(532)	1,622	1,493	(2,231)
Balance at December 31, 2022	$61,387	$73,706	$36,111	$378,407	$549,611

Adjustment due to reserve flooring	$—	$69	$—	$—	$69

Net liability for future policy benefits	$61,387	$39,155	$28,785	$331,768	$461,095
Less: reinsurance recoverable	—	27,134	669	148,609	176,412
Net liability for future policy benefits, after reinsurance recoverable	$61,387	$12,021	$28,116	$183,159	$284,683
Discounted expected future gross premiums	$—	$93,084	$47,976	$51,373	$192,433
Expected future gross premiums	$—	$149,730	$68,574	$69,925	$288,229
Expected future benefit payments	$90,675	$123,160	$59,626	$660,615	$934,076

Weighted average interest accretion rate	4.2%	6.4%	6.1%	5.4%
Weighted average discount rate	5.2%	5.5%	5.4%	5.4%

Weighted average duration of liability (in years)	5	6	8	9

RiverSource Life Insurance Co. of New York

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2023	$—	$34,620	$7,326	$46,639	$88,585
Beginning balance at original discount rate	—	36,678	7,426	46,413	90,517
Effect of changes in cash flow assumptions	—	(1,238)	(788)	3,562	1,536
Effect of actual variances from expected experience	—	(754)	819	1,791	1,856
Adjusted beginning of year balance	$—	$34,686	$7,457	$51,766	$93,909
Issuances	8,076	2,607	716	—	11,399
Interest accrual	39	1,747	390	2,473	4,649
Net premiums collected	(8,115)	(3,391)	(843)	(6,842)	(19,191)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$35,649	$7,720	$47,397	$90,766
Effect of changes in discount rate assumptions	—	(1,127)	116	1,092	81
Balance at December 31, 2023	$—	$34,522	$7,836	$48,489	$90,847

Present Value of Future Policy Benefits:
Balance at January 1, 2023	$61,387	$73,706	$36,111	$378,407	$549,611
Beginning balance at original discount rate	66,201	74,238	34,489	376,914	551,842
Effect of changes in cash flow assumptions	—	(1,241)	(1,091)	2,302	(30)
Effect of actual variances from expected experience	(1,074)	(1,296)	1,000	7,258	5,888
Adjusted beginning of year balance	$65,127	$71,701	$34,398	$386,474	$557,700
Issuances	8,076	2,607	714	—	11,397
Interest accrual	2,810	4,066	2,031	20,274	29,181
Benefit payments	(8,743)	(5,215)	(2,500)	(23,464)	(39,922)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$67,270	$73,159	$34,643	$383,284	$558,356
Effect of changes in discount rate assumptions	(3,009)	1,079	2,470	12,102	12,642
Balance at December 31, 2023	$64,261	$74,238	$37,113	$395,386	$570,998

Adjustment due to reserve flooring	$—	$86	$—	$—	$86

Net liability for future policy benefits	$64,261	$39,802	$29,277	$346,897	$480,237
Less: reinsurance recoverable	—	28,013	942	156,173	185,128
Net liability for future policy benefits, after reinsurance recoverable	$64,261	$11,789	$28,335	$190,724	$295,109
Discounted expected future gross premiums	$—	$88,128	$47,156	$52,116	$187,400
Expected future gross premiums	$—	$138,691	$65,922	$69,651	$274,264
Expected future benefit payments	$93,290	$120,813	$58,748	$653,735	$926,586

Weighted average interest accretion rate	4.2%	6.2%	6.1%	5.3%
Weighted average discount rate	4.9%	5.1%	5.1%	5.1%

Weighted average duration of liability (in years)	6	7	8	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2023 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase and benefit reduction assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2022 resulted in a net increase in future policy benefit reserves, primarily due to updates to LTC morbidity, premium rate increase and benefit reduction assumptions, and updates to term life lapse assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2021 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase and benefit reduction assumptions.

RiverSource Life Insurance Co. of New York

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$72,524	$4,620	$(203)	$76,941
Interest accrual	2,317	344	28	2,689
Benefit accrual	9,474	405	218	10,097
Benefit payments	(4,890)	(405)	(309)	(5,604)
Effect of actual variances from expected experience	(751)	462	(140)	(429)
Impact of change in net unrealized (gains) losses on securities	1,965	83	623	2,671
Balance at December 31, 2023	$80,639	$5,509	$217	$86,365
Weighted average interest accretion rate	2.9%	6.7%	4.0%
Weighted average discount rate	3.2%	7.0%	4.1%
Weighted average duration of reserves (in years)	10	8	7

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$74,498	$4,328	$2,717	$81,543
Interest accrual	2,115	297	42	2,454
Benefit accrual	8,754	344	92	9,190
Benefit payments	(1,956)	—	(426)	(2,382)
Effect of actual variances from expected experience	(2,836)	(6)	(82)	(2,924)
Impact of change in net unrealized (gains) losses on securities	(8,051)	(343)	(2,546)	(10,940)
Balance at December 31, 2022	$72,524	$4,620	$(203)	$76,941
Weighted average interest accretion rate	2.9%	6.7%	4.2%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	7	7

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2023		2022		2021
(in thousands)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$8,895	$2,771	$3,353	$2,822	$1,730	$3,137
Term and whole life insurance	9,177	2,319	9,534	2,391	9,235	2,392
Disability income insurance	6,609	1,641	6,765	1,608	6,928	1,582
Long term care insurance	7,573	17,801	8,021	17,311	8,563	17,176
Total	$32,254	$24,532	$27,673	$24,132	$26,456	$24,287

The following table summarizes the balances of and changes in unearned revenue, including the January 1, 2021 adoption of ASU 2018-12:

(in thousands)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$28	$3,836	$450	$4,314
Effect of shadow reserve adjustments	63	449	11,632	12,144
Post-adoption balance at January 1, 2021	91	4,285	12,082	16,458
Deferral of revenue	19	1,386	3,970	5,375
Amortization	(13)	(377)	(1,007)	(1,397)
Balance at December 31, 2021	97	5,294	15,045	20,436
Deferral of revenue	15	2,086	3,913	6,014
Amortization	(14)	(468)	(1,224)	(1,706)
Balance at December 31, 2022	98	6,912	17,734	24,744
Deferral of revenue	14	2,714	3,877	6,605
Amortization	(14)	(588)	(1,457)	(2,059)
Balance at December 31, 2023	$98	$9,038	$20,154	$29,290

RiverSource Life Insurance Co. of New York

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2023, 2022 and 2021.

The balances of and changes in separate account liabilities were as follows:

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2023	$3,793,152	$437,738	$4,230,890
Premiums and deposits	83,153	25,482	108,635
Policy charges	(77,945)	(18,750)	(96,695)
Surrenders and other benefits	(298,531)	(20,075)	(318,606)
Investment return	516,055	71,946	588,001
Net transfer from (to) general account	2,510	661	3,171
Other charges	(69)	(3)	(72)
Balance at December 31, 2023	$4,018,325	$496,999	$4,515,324
Cash surrender value	$3,912,313	$472,542	$4,384,855

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2022	$4,897,176	$535,085	$5,432,261
Premiums and deposits	102,016	25,622	127,638
Policy charges	(80,319)	(17,861)	(98,180)
Surrenders and other benefits	(271,750)	(13,816)	(285,566)
Investment return	(856,480)	(92,941)	(949,421)
Net transfer from (to) general account	2,414	1,648	4,062
Other charges	95	1	96
Balance at December 31, 2022	$3,793,152	$437,738	$4,230,890
Cash surrender value	$3,676,735	$417,230	$4,093,965

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Co. of New York

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following tables summarize the balances of and changes in market risk benefits, including the January 1, 2021 adoption of ASU 2018-12:

(in thousands)
Pre-adoption balance at December 31, 2020	$137,943
Effect of shadow reserve adjustments	(396)
Adjustments for the cumulative effect of the changes in instrument-specific credit risk on market risk benefits between the original contract issuance date and the transition date	28,704
Adjustments for the remaining difference (exclusive of the instrument-specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurements for the market risk benefits	28,135
Post-adoption balance at January 1, 2021	$194,386

	Years Ended December 31,
(in thousands, except age)	2023	2022	2021
Balance at beginning of period	$4,137	$92,975	$194,386
Issuances	3	42	284
Interest accrual and time decay	(8,114)	(16,308)	(17,939)
Reserve increase from attributed fees collected	43,343	44,350	44,469
Reserve release for benefit payments and derecognition	(1,878)	(1,391)	(135)
Effect of changes in interest rates and bond markets	(19,266)	(216,461)	(55,587)
Effect of changes in equity markets and subaccount performance	(69,222)	120,007	(77,231)
Effect of changes in equity index volatility	(4,254)	11,723	3,204
Actual policyholder behavior different from expected behavior	(2,579)	(1,594)	(361)
Effect of changes in other future expected assumptions	6,621	(5,362)	7,662
Effect of changes in the instrument-specific credit risk on market risk benefits	3,734	(23,844)	(5,777)
Balance at end of period	$(47,475)	$4,137	$92,975
Reconciliation of the gross balances in an asset or liability position:
Asset position	$94,641	$64,498	$36,740
Liability position	(47,166)	(68,635)	(129,715)
Net asset (liability) position	$47,475	$(4,137)	$(92,975)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$58,245	$180,279	$1,325
Living benefits	$54,321	$185,651	$427
Composite (greater of)	$107,200	$339,888	$1,750

Weighted average attained age of contractholders	67	67	67

Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(96,583)	$(106,928)	$(132,470)
Changes in unrealized (gains) losses in other comprehensive income relating to liabilities held at end of period	$3,742	$(23,420)	$(4,551)

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2023
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(47,475)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	12.1%
			Surrender rate(2)	0.3%	–	55.7%	3.9%
			Market volatility(3)	0.0%	–	25.2%	10.6%
			Nonperformance risk(4)	85 bps			85	bps
			Mortality rate(5)	0.0%	–	35.4%	1.7%

RiverSource Life Insurance Co. of New York

	December 31, 2022
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$4,137	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.4%
			Surrender rate(2)	0.2%	–	45.6%	3.9%
			Market volatility(3)	5.0%	–	17.4%	11.7%
			Nonperformance risk(4)	95 bps			95	bps
			Mortality rate(5)	0.0%	–	33.2%	1.6%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any giver year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2023 and 2022, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2023

•	Updates to utilization of guaranteed withdrawals assumptions resulted in a decrease to pre-tax income of $1.5 million.

•	Updates to surrender assumptions resulted in a decrease to pre-tax income of $5.0 million.

Year ended December 31, 2022

•	Updates to utilization of guaranteed withdrawals assumptions resulted in a decrease to pre-tax income of $1.9 million.

•	Updates to surrender assumptions resulted in a decrease to pre-tax income of $10.1 million.

•	Updates to mortality assumptions resulted in a decrease to pre-tax income of $2.1 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

13. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

RiverSource Life Insurance Co. of New York

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$897,905	$23,276	$921,181
Residential mortgage backed securities	—	252,823	—	252,823
Commercial mortgage backed securities	—	289,746	—	289,746
State and municipal obligations	—	90,111	—	90,111
Asset backed securities	—	30,738	—	30,738
Foreign government bonds and obligations	—	722	—	722
U.S. government and agency obligations	220	—	—	220
Total Available-for-Sale securities	220	1,562,045	23,276	1,585,541
Cash equivalents	—	79,967	—	79,967
Market risk benefits	—	—	94,641	94,641	(1)
Other assets:
Interest rate derivative contracts	141	3,039	—	3,180
Equity derivative contracts	1,540	69,821	—	71,361
Foreign exchange derivative contracts	74	232	—	306
Total other assets	1,755	73,092	—	74,847
Separate account assets at net asset value (“NAV”)				4,515,324	(2)
Total assets at fair value	$1,975	$1,715,104	$117,917	$6,350,320

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$50,529	$50,529
Total policyholder account balances, future policy benefits and claims	—	—	50,529	50,529	(3)
Market risk benefits	—	—	47,166	47,166	(1)
Other liabilities:
Interest rate derivative contracts	2	2,806	—	2,808
Equity derivative contracts	165	35,344	—	35,509
Foreign exchange derivative contracts	104	—	—	104
Credit derivative contracts	—	3,508	—	3,508
Total other liabilities	271	41,658	—	41,929
Total liabilities at fair value	$271	$41,658	$97,695	$139,624

RiverSource Life Insurance Co. of New York

	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$803,156	$29,372	$832,528
Residential mortgage backed securities	—	268,389	—	268,389
Commercial mortgage backed securities	—	301,631	—	301,631
State and municipal obligations	—	91,760	—	91,760
Asset backed securities	—	33,440	—	33,440
Foreign government bonds and obligations	—	780	—	780
U.S. government and agency obligations	215	—	—	215
Total Available-for-Sale securities	215	1,499,156	29,372	1,528,743
Cash equivalents	—	204,645	—	204,645
Market risk benefits	—	—	64,498	64,498	(1)
Other assets:
Interest rate derivative contracts	138	11,278	—	11,416
Equity derivative contracts	3,851	77,768	—	81,619
Foreign exchange derivative contracts	11	1,230	—	1,241
Total other assets	4,000	90,276	—	94,276
Separate account assets at NAV				4,230,890	(2)
Total assets at fair value	$4,215	$1,794,077	$93,870	$6,123,052

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$42,382	$42,382
Total policyholder account balances, future policy benefits and claims	—	—	42,382	42,382	(4)
Market risk benefits	—	—	68,635	68,635	(1)
Other liabilities:
Interest rate derivative contracts	—	7,625	—	7,625
Equity derivative contracts	53	50,834	—	50,887
Foreign exchange derivative contracts	272	—	—	272
Total other liabilities	325	58,459	—	58,784
Total liabilities at fair value	$325	$58,459	$111,017	$169,801

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $7.5 million cumulative decrease to the embedded derivatives as of December 31, 2023.
(4)	The Company’s adjustment for nonperformance risk resulted in a $7.7 million cumulative decrease to the embedded derivatives as of December 31, 2022.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for- Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2023	$29,372		$(42,382)
Total gains (losses) included in:
Net income	(68	)(1)	(13,670	)(2)
Other comprehensive income (loss)	585		—
Purchases	419		—
Issues	—		(2,453)
Settlements	(7,032)		7,976
Balance at December 31, 2023	$23,276		$(50,529)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2023	$(68	)(1)	$(13,670	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2023	$511		$—

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2022	$45,834		$(51,617)
Total gains (losses) included in:
Net income	(69	)(1)	5,029 (2)
Other comprehensive income (loss)	(3,002)		—
Issues	—		(2,483)
Settlements	(13,391)		6,689
Balance at December 31, 2022	$29,372		$(42,382)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2022	$(66	)(1)	$5,029 (2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2022	$(2,829)		$—

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2021	$64,484		$(52,327)
Total gains (losses) included in:
Net income	(66	)(1)	(4,136	)(2)
Other comprehensive income (loss)	(1,237)		—
Issues	—		(299)
Settlements	(9,341)		5,145
Transfers into Level 3	33,041		—
Transfers out of Level 3	(41,047)		—
Balance at December 31, 2021	$45,834		$(51,617)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2021	$(61	)(1)	$(4,136	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2021	$(962)		$—

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $20 thousand, $1.7 million and $(390) thousand, net of the reinsurance accrual, for the years ended December 31, 2023, 2022 and 2021, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$23,253	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	2.4%	1.6%
IUL embedded derivatives	$50,529	Discounted cash flow	Nonperformance risk(2)	85 bps			85	bps

RiverSource Life Insurance Co. of New York

	December 31, 2022
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$29,351	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.1%	–	2.3%	1.7%
IUL embedded derivatives	$42,382	Discounted cash flow	Nonperformance risk(2)	95 bps			95	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the U.S. Treasury curve.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Co. of New York

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2023 and 2022. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption, the IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2023 and 2022. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2023 and 2022, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2023
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$144,910	$—	$—	$134,224	$134,224
Policy loans	53,615	—	53,615	—	53,615

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$705,348	$—	$—	$684,945	$684,945
Separate account liabilities – investment contracts	3,412	—	3,412	—	3,412

	December 31, 2022
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$157,068	$—	$—	$143,477	$143,477
Policy loans	50,791	—	50,791	—	50,791

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$761,275	$—	$—	$728,833	$728,833
Separate account liabilities – investment contracts	3,048	—	3,048	—	3,048

See Note 7 for additional information on mortgage loans and policy loans.

RiverSource Life Insurance Co. of New York

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

14. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $23.0 million, $22.9 million and $23.1 million for the years ended December 31, 2023, 2022 and 2021, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal income and various state tax returns of Ameriprise Financial. The net amount due to Ameriprise Financial for income taxes was $428 thousand and $3.8 million as of December 31, 2023 and 2022, respectively, which is reflected in Other liabilities.

Lines of Credit

The Company, as the borrower, has amended its revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. Prior to July 1, 2023, the interest rate for any borrowing under the agreement was established by reference to London Interbank Offered Rate (“LIBOR”) for U.S. dollar deposits with maturities comparable to the relevant interest period. In July 2023, in anticipation of the end of the publication of U.S. dollar LIBOR, an amendment to the agreement changed the interest rate to Daily Simple Secured Overnight Financing Rate plus 0.1% and an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department’s non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2023 and 2022.

Dividends or Distributions

During the years ended December 31, 2023, 2022 and 2021, the Company paid cash dividends or distributions of $50 million, $63 million and nil, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 15 for additional information.

15. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2023 and 2022, application of these New York prescribed practices which deviate from the NAIC requirements resulted in an increase of $7.1 million and $66.0 million to the Company’s net income, respectively, and a decrease to the Company’s statutory surplus of $76.1 million and $83.2 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of: (i) 10% of statutory surplus as of the

RiverSource Life Insurance Co. of New York

immediately preceding year end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $66.6 million, $212.7 million and $63.6 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Net Income
Net income, per accompanying GAAP financial statements	$46,567	$44,419	$100,228
Net income, SAP basis(1)	60,310	317,442	6,125
Difference	$(13,743)	$(273,023)	$94,103

	December 31,
(in thousands)	2023	2022
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$424,097	$394,930
Capital and surplus, SAP basis(2)	244,121	319,620
Difference	$179,976	$75,310

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $135.2 million and $210.7 million as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, bonds carried at $220 thousand and $215 thousand, respectively, were on deposit with the State of New York as required by law.

16. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2023
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$72,768	$—	$72,768	$(29,626)	$(40,364)	$(2,249)	$529
OTC cleared	323	—	323	(323)	—	—	—
Exchange-traded	1,756	—	1,756	(271)	—	—	1,485
Total	$74,847	$—	$74,847	$(30,220)	$(40,364)	$(2,249)	$2,014

	December 31, 2022
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$89,575	$—	$89,575	$(13,173)	$(75,976)	$—	$426
OTC cleared	701	—	701	(442)	—	—	259
Exchange-traded	4,000	—	4,000	(325)	—	—	3,675
Total	$94,276	$—	$94,276	$(13,940)	$(75,976)	$—	$4,360

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$39,853	$—	$39,853	$(29,626)	$(7,007)	$(3,063)	$157
OTC cleared	1,805	—	1,805	(323)	—	—	1,482
Exchange-traded	271	—	271	(271)	—	—	—
Total	$41,929	$—	$41,929	$(30,220)	$(7,007)	$(3,063)	$1,639

	December 31, 2022
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$58,017	$—	$58,017	$(13,173)	$(13,227)	$(31,449)	$168
OTC cleared	442	—	442	(442)	—	—	—
Exchange-traded	325	—	325	(325)	—	—	—
Total	$58,784	$—	$58,784	$(13,940)	$(13,227)	$(31,449)	$168

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 17 for additional disclosures related to the Company’s derivative instruments.

17. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2023			December 31, 2022
		Gross Fair Value			Gross Fair Value
(in thousands)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$1,883,300	$3,180	$2,808	$3,131,000	$11,416	$7,625
Equity contracts	1,401,329	71,361	35,509	1,291,022	81,619	50,887
Foreign exchange contracts	114,951	306	104	90,943	1,241	272
Credit contracts	104,115	—	3,508	—	—	—
Total non-designated hedges	3,503,695	74,847	41,929	4,512,965	94,276	58,784
Embedded derivatives
IUL	N/A	—	50,529	N/A	—	42,382
Total embedded derivatives	N/A	—	50,529	N/A	—	42,382
Total derivatives	$3,503,695	$74,847	$92,458	$4,512,965	$94,276	$101,166

N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2023 and 2022, investment securities with a fair value of $93.9 million and $117.4 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $3.6 million and $32.5 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2023 and 2022, investment securities with a fair value of $2.6 million and nil, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which nil may be sold, pledged or rehypothecated by the Company as of both December 31, 2023 and 2022. As of both December 31, 2023 and 2022, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2023 and 2022, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2023
Interest rate contracts	$—	$(23,725)
Equity contracts	4,569	(77,123)
Foreign exchange contracts	—	402
Credit contracts	—	(19)
IUL embedded derivatives	(5,694)	—
Total gain (loss)	$(1,125)	$(100,465)
Year Ended December 31, 2022
Interest rate contracts	$—	$(145,925)
Equity contracts	(6,797)	35,340
Foreign exchange contracts	—	5,198
IUL embedded derivatives	11,718	—
Total gain (loss)	$4,921	$(105,387)
Year Ended December 31, 2021
Interest rate contracts	$—	$(49,439)
Equity contracts	4,552	(38,592)
Foreign exchange contracts	—	477
IUL embedded derivatives	1,009	—
Total gain (loss)	$5,561	$(87,554)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

RiverSource Life Insurance Co. of New York

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2023:

(in thousands)	Premiums Payable	Premiums Receivable
2024	$260	$—
2025	130	—
2026	23,701	—
2027	—	—
2028	—	—
2029 – 2030	35,700	—
Total	$59,791	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of IUL product obligations is considered an embedded derivative, which is bifurcated from the host contract for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2023 and 2022, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $9.9 million and $42.9 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2023 and 2022 was $9.7 million and $42.7 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2023 and 2022 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $157 thousand and $168 thousand as of December 31, 2023 and 2022, respectively.

18. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2023
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$54,710	$(11,489)	$43,221
Reclassification of net (gains) losses on securities included in net income(2)	224	(47)	177
Impact of benefit reserves and reinsurance recoverables	(2,181)	458	(1,723)
Net unrealized gains (losses) on securities	52,753	(11,078)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,753)	1,628	(6,125)
Effect of changes in instrument-specific credit risk on MRBs	(3,734)	784	(2,950)
Total other comprehensive income (loss)	$41,266	$(8,666)	$32,600

RiverSource Life Insurance Co. of New York

	Year Ended December 31, 2022
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(282,360)	$59,296	$(223,064)
Reclassification of net (gains) losses on securities included in net income(2)	3,346	(703)	2,643
Impact of benefit reserves and reinsurance recoverables	8,809	(1,849)	6,960
Net unrealized gains (losses) on securities	(270,205)	56,744	(213,461)
Effect of changes in discount rate assumptions on certain long-duration contracts	78,368	(16,457)	61,911
Effect of changes in instrument-specific credit risk on MRBs	23,844	(5,007)	18,837
Total other comprehensive income (loss)	$(167,993)	$35,280	$(132,713)

	Year Ended December 31, 2021
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(53,907)	$11,321	$(42,586)
Reclassification of net (gains) losses on securities included in net income(2)	(10,377)	2,179	(8,198)
Impact of benefit reserves and reinsurance recoverables	2,233	(469)	1,764
Net unrealized gains (losses) on securities	(62,051)	13,031	(49,020)
Effect of changes in discount rate assumptions on certain long-duration contracts	22,008	(4,622)	17,386
Effect of changes in instrument-specific credit risk on MRBs	5,777	(1,213)	4,564
Total other comprehensive income (loss)	$(34,266)	$7,196	$(27,070)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in thousands)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Total
Balance at January 1, 2021	$90,117	$—	$—	$90,117
Cumulative effect of adoption of long-duration contracts guidance	48,935	(79,153)	(22,676)	(52,894)
OCI before reclassifications	(40,822)	17,386	4,564	(18,872)
Amounts reclassified from AOCI	(8,198)	—	—	(8,198)
Total OCI	(49,020)	17,386	4,564	(27,070)
Balance at December 31, 2021	90,032	(61,767)	(18,112)	10,153
OCI before reclassifications	(216,104)	61,911	18,837	(135,356)
Amounts reclassified from AOCI	2,643	—	—	2,643
Total OCI	(213,461)	61,911	18,837	(132,713)
Balance at December 31, 2022	(123,429)	144	725	(122,560)
OCI before reclassifications	41,498	(6,125)	(2,950)	32,423
Amounts reclassified from AOCI	177	—	—	177
Total OCI	41,675	(6,125)	(2,950)	32,600
Balance at December 31, 2023	$(81,754)	$(5,981)	$(2,225)	$(89,960)

RiverSource Life Insurance Co. of New York

19. INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Current income tax
Federal	$9,247	$11,869	$22,663
State and local	(173)	185	624
Total current income tax	9,074	12,054	23,287
Deferred federal income tax	(1,519)	(4,674)	112
Total income tax provision	$7,555	$7,380	$23,399

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2023	2022	2021
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(3.4)	(3.9)	(1.6)
Foreign tax credit, net of addback	(2.9)	(2.9)	(0.9)
Other	(0.7)	—	0.4
Income tax provision	14.0%	14.2%	18.9%

The decrease in the Company’s effective tax rate for the year ended December 31, 2022 compared to 2021 is primarily due to lower pretax income relative to tax preferred items.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2023 and 2022. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2023	2022(1)
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$66,330	$66,283
Investments including net unrealized on Available-for-Sale securities	22,092	31,247
Other	72	277
Gross deferred income tax assets	88,494	97,807
Deferred income tax liabilities
Deferred acquisition costs	23,492	25,486
Other	1,431	1,602
Gross deferred income tax liabilities	24,923	27,088
Net deferred income tax assets	$63,571	$70,719

(1)

Prior period amounts have been reclassified to conform to current year presentation and relate to derivative activity being presented with the liabilities they are hedging and remaining investments being presented together inclusive of net unrealized on Available-for-Sale securities.

Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company’s results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of the deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of both December 31, 2023 and 2022.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2023	2022	2021
Balance at January 1	$320	$346	$372
Additions for tax positions related to the current year	6	—	—
Reductions for tax positions related to the current year	(6)	(26)	(26)
Additions for tax positions of prior years	324	—	—
Reductions for tax positions of prior years	(644)	—	—
Balance at December 31	$—	$320	$346

RiverSource Life Insurance Co. of New York

If recognized, approximately nil, $218 thousand and $218 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2023, 2022 and 2021, respectively, would affect the effective tax rate.

The Company is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next 12 months.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $90 thousand for the year ended December 31, 2023, and a net increase of $16 thousand and $11 thousand in interest and penalties for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the Company had a payable of nil and $90 thousand related to accrued interest and penalties, respectively.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. As of December 31, 2023, the federal statutes of limitations are closed on years through 2018. A previously open item for 2014 and 2015 was resolved in the second quarter of 2023. Also in the second quarter of 2023, the Internal Revenue Service (“IRS”) audit for tax years 2016 through 2018 was finalized. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2019 and 2020. The state income tax returns of Ameriprise Financial and its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2017 through 2021.

20. COMMITMENTS AND CONTINGENCIES

Commitments

As of both December 31, 2023 and 2022, the Company had no funding commitments related to mortgage loans.

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which include information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates are cooperating with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, or adverse publicity each of which could have a material adverse effect on the Company’s financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

RiverSource Life Insurance Co. of New York

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2023 and 2022, the Company had no accrual established for estimated future guaranty fund assessments.

RiverSource Life Insurance Co. of New York 20 Madison Avenue Extension Albany, NY 12203 1-800-541-2251	RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Co. of New York, Albany, New York. Affiliated with Ameriprise Financial Services, LLC.

ANN9124_12_C01_(05/24)	© 2008-2024 RiverSource Life Insurance Company. All rights reserved.